                             STAG VARIABLE LIFE LAST SURVIVOR II
                                    SEPARATE ACCOUNT VL II
                         HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                        P.O. BOX 2999
                               HARTFORD, CONNECTICUT 06104-2999
[LOGO]                            TELEPHONE: (800) 231-5453

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This Prospectus describes information you should know before you purchase the
Stag Variable Life Last Survivor II variable life insurance policy. Please read it carefully.

Stag Variable Life Last Survivor II is a contract between you and Hartford Life and Annuity Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a last survivor flexible premium variable life insurance policy. It is:

X Last survivor, because we pay a death benefit after the death of the last surviving insured.

X Flexible premium, because you may add payments to your policy after the first payment.


X Variable, because the value of your life insurance policy will fluctuate with the performance of the investment options you select and the Fixed Account.


The following Sub-Accounts are available under the Policy:


                SUB-ACCOUNT                                           PURCHASES SHARES OF:
--------------------------------------------       ----------------------------------------------------------
Hartford Advisers Fund Sub-Account            --   Class IA of Hartford Advisers HLS Fund, Inc.
Hartford Bond Fund Sub-Account                --   Class IA of Hartford Bond HLS Fund, Inc.
Hartford Capital Appreciation Fund            --   Class IA of Hartford Capital Appreciation HLS Fund, Inc.
  Sub-Account
Hartford Dividend and Growth Fund             --   Class IA of Hartford Dividend and Growth HLS Fund, Inc.
  Sub-Account
Hartford Growth and Income Fund Sub-Account   --   Class IA of Hartford Growth and Income HLS Fund of
                                                   Hartford Series Fund, Inc.
Hartford Index Fund Sub-Account               --   Class IA of Hartford Index HLS Fund, Inc.
Hartford International Advisers Fund          --   Class IA of Hartford International Advisers HLS Fund, Inc.
  Sub-Account
Hartford International Opportunities Fund     --   Class IA of Hartford International Opportunities HLS Fund,
  Sub-Account                                      Inc.
Hartford MidCap Fund Sub-Account              --   Class IA of Hartford MidCap HLS Fund, Inc.
Hartford Mortgage Securities Fund             --   Class IA of Hartford Mortgage Securities HLS Fund, Inc.
  Sub-Account
Hartford Money Market Fund Sub-Account        --   Class IA of Hartford Money Market HLS Fund, Inc.
Hartford Small Company Fund Sub-Account       --   Class IA of Hartford Small Company HLS Fund, Inc.
Hartford Stock Fund Sub-Account               --   Class IA of Hartford Stock HLS Fund, Inc.
Putnam VT Asia Pacific Growth Fund            --   Class IA of Putnam VT Asia Pacific Growth Fund of the
  Sub-Account                                      Putnam Variable Trust
Putnam VT Diversified Income Fund             --   Class IA of Putnam VT Diversified Income Fund of Putnam
  Sub-Account                                      Variable Trust
Putnam VT Global Asset Allocation Fund        --   Class IA of Putnam VT Global Asset Allocation Fund of
  Sub-Account                                      Putnam Variable Trust
Putnam VT Global Growth Fund Sub-Account      --   Class IA of Putnam VT Global Growth Fund of Putnam
                                                   Variable Trust
Putnam VT Growth and Income Fund Sub-Account  --   Class IA of Putnam VT Growth and Income Fund of Putnam
                                                   Variable Trust
Putnam VT Health Sciences Fund Sub-Account    --   Class IA of Putnam VT Health Sciences Fund of Putnam
                                                   Variable Trust
Putnam VT High Yield Fund Sub-Account         --   Class IA of Putnam VT High Yield Fund of Putnam Variable
                                                   Trust
Putnam VT International Growth Fund           --   Class IA of Putnam VT International Growth Fund of Putnam
  Sub-Account                                      Variable Trust
Putnam VT International Growth and Income     --   Class IA of Putnam VT International Growth and Income Fund
  Fund Sub-Account                                 of Putnam Variable Trust
Putnam VT International New Opportunities     --   Class IA of Putnam VT International New Opportunities Fund
  Fund Sub-Account                                 of Putnam Variable Trust

                SUB-ACCOUNT                                           PURCHASES SHARES OF:
--------------------------------------------       ----------------------------------------------------------
Putnam VT Investors Fund Sub-Account          --   Class IA of Putnam VT Investors Fund of Putnam Variable
                                                   Trust
Putnam VT Money Market Fund Sub-Account       --   Class IA of Putnam VT Money Market Fund of Putnam Variable
                                                   Trust
Putnam VT New Opportunities Fund Sub-Account  --   Class IA of Putnam VT New Opportunities Fund of Putnam
                                                   Variable Trust
Putnam VT New Value Fund Sub-Account          --   Class IA of Putnam VT New Value Fund of Putnam Variable
                                                   Trust
Putnam VT OTC & Emerging Growth Fund Sub-     --   Class IA of Putnam VT OTC & Emerging Growth Fund of Putnam
  Account                                          Variable Trust
Putnam VT The George Putnam Fund of Boston    --   Class IA of Putnam VT The George Putnam Fund of Boston of
  Sub-Account                                      Putnam Variable Trust
Putnam VT U.S. Government and High Quality    --   Class IA of Putnam VT U.S. Government and High Quality
  Bond Fund Sub-Account                            Bond Fund of Putnam Variable Trust
Putnam VT Utilities Growth and Income Fund    --   Class IA of Putnam VT Utilities Growth and Income Fund of
  Sub-Account                                      Putnam Variable Trust
Putnam VT Vista Fund Sub-Account              --   Class IA of Putnam VT Vista Fund of Putnam Variable Trust
Putnam VT Voyager Fund Sub-Account            --   Class IA of Putnam VT Voyager Fund of Putnam Variable
                                                   Trust
Fidelity VIP Equity-Income Portfolio          --   Fidelity VIP Equity-Income Portfolio of Variable Insurance
  Sub-Account                                      Products Fund
Fidelity VIP Overseas Portfolio Sub-Account   --   Fidelity VIP Overseas Portfolio of Variable Insurance
                                                   Products Fund
Fidelity VIP II Asset Manager Portfolio       --   Fidelity VIP II Asset Manager Portfolio of Variable
  Sub-Account                                      Insurance Products Fund II

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy may not be available for sale in all states.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).

This life insurance policy IS NOT:

- a bank deposit or obligation

- federally insured

- endorsed by any bank or governmental agency
--------------------------------------------------------------------------------

PROSPECTUS DATED: FEBRUARY 22, 1999

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
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                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
 SUMMARY OF BENEFITS AND RISKS.........................................    4
 FEE TABLE.............................................................    5
 ABOUT US..............................................................    7
   Hartford Life and Annuity Insurance Company.........................    7
   Separate Account VL II..............................................    7
   The Funds...........................................................    7
 CHARGES AND DEDUCTIONS................................................    9
 YOUR POLICY...........................................................   11
 PREMIUMS..............................................................   13
 DEATH BENEFITS AND POLICY VALUES......................................   14
 MAKING WITHDRAWALS FROM YOUR POLICY...................................   16
 LOANS.................................................................   16
 LAPSE AND REINSTATEMENT...............................................   17
 TAXES.................................................................   18
 LEGAL PROCEEDINGS.....................................................   22
 OTHER MATTERS.........................................................   22
 GLOSSARY OF SPECIAL TERMS.............................................   23
 WHERE YOU CAN FIND MORE INFORMATION...................................   24

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                              SUMMARY OF BENEFITS
                                   AND RISKS

                            BENEFITS OF YOUR POLICY

    FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

    DEATH BENEFIT -- While the policy is in force and when the last surviving insured dies, we pay a death benefit to your beneficiary. You select one of three death benefit options:

X  LEVEL OPTION: The death benefit equals the current Face Amount.

X RETURN OF ACCOUNT VALUE OPTION: The death benefit is the current Face Amount plus the Account Value of your policy.

X RETURN OF PREMIUM OPTION: The death benefit is the current Face Amount plus the total of your premium payments, however, it will be no more than the current Face Amount plus $2.5 million.

    The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.


    DEATH BENEFIT GUARANTEE -- Generally, your death benefit coverage will last as long as there is enough value in your policy to pay for the monthly charges we deduct. Since this is a variable life insurance policy, values of your policy will fluctuate based on the performance of the underlying investment options you have chosen. Without the Death Benefit Guarantee your policy will lapse if the value of your policy is insufficient to pay your monthly charges. However, when the Death Benefit Guarantee feature is in effect, the policy will not lapse, regardless of the investment performance of the underlying funds.


    When you apply for the policy you choose what percentage of the total face amount that is covered by the Death Benefit Guarantee. The Death Benefit Guarantee period is the maximum number of policy years that the Death Benefit Guarantee is available on the policy. The Death Benefit Guarantee period is individualized based on the issue ages, sexes and risk classes of the insureds and is provided in the policy. In order to maintain the Death Benefit Guarantee feature, the cumulative premiums paid into the policy, less withdrawals and indebtedness, must exceed the Cumulative Death Benefit Guarantee Premium.

    INVESTMENT OPTIONS -- You may invest in up to 9 different investment choices within your policy, from a choice of 36 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

    PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You choose a planned premium when you purchase the policy. You may change your planned premium, or pay additional premium any time, subject to certain limitations.

    RIGHT TO EXAMINE YOUR POLICY -- For 10 days after you receive your policy, you may cancel it without paying a sales charge. A longer period is provided in some states.

    WITHDRAWALS -- You may take money out of your policy once a month, subject to certain minimums. (See Risks of Your Policy, below).

    LOANS -- You may take a loan on the policy. The policy secures the loan.

    SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

    OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

                        WHAT DOES YOUR PREMIUM PAY FOR?

    Your premium pays for three things. It pays for insurance coverage, it acts as an investment in the Sub-Accounts, and it pays for sales loads and other charges.

                              RISKS OF YOUR POLICY

    INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of its underlying investments. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed.

    UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

    RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

    WITHDRAWAL LIMITATIONS -- You are limited to one withdrawal per month. Withdrawals will reduce your policy's death benefit, and may be subject to a surrender charge.

    TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
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number and frequency of transfers among your investment options and the Fixed
Account.

    LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

    ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. See "Taxes."


                                   FEE TABLES



    The following tables describe the MAXIMUM fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.


                                TRANSACTION FEES


                                                                                                   POLICIES FROM WHICH CHARGE IS
         CHARGE               WHEN CHARGE IS DEDUCTED                 AMOUNT DEDUCTED                         DEDUCTED
 ----------------------  ----------------------------------  ----------------------------------  ----------------------------------
 Sales Charge            When you pay premium.               6% of premium                                      All
 Premium Tax Charge      When you pay premium.               A percent of premium which varies                  All
                                                             by your state and municipality of
                                                             residence. The range of premium
                                                             tax charge is generally between 0%
                                                             and 4%.
                                                             This rate will change if your
                                                             state or municipality changes its
                                                             premium tax charges. It may change
                                                             if you change your state or
                                                             municipality of residence.
 Surrender Charges       When you surrender your policy.     Surrender charge varies by policy   Policies surrendered during the
                         When you make certain Face Amount   year and equals a percentage times  first nine policy years.
                         decreases.                          the sum of two components: the      Policies where the Face Amount is
                         When you take certain withdrawals.  sales surrender charge and the      reduced below the initial Face
                                                             underwriting surrender charge. The  Amount during the first nine
                                                             sales surrender charge equals the   policy years.
                                                             Death Benefit Guarantee Premium.
                                                             The underwriting surrender charge
                                                             equals $1 per $1,000 of initial
                                                             face amount, but is at least $500
                                                             and no more than $3,000.
                                                             The percentage by policy years is
                                                             as follows:
                                                             Policy
                                                             Year             Percentage
                                                             1                      70%
                                                             2                      70%
                                                             3                      70%
                                                             4                      60%
                                                             5                      50%
                                                             6                      40%
                                                             7                      30%
                                                             8                      20%
                                                             9                      10%
                                                             10 and after             0%

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                   POLICIES FROM WHICH CHARGE IS
         CHARGE               WHEN CHARGE IS DEDUCTED                 AMOUNT DEDUCTED                         DEDUCTED
 ----------------------  ----------------------------------  ----------------------------------  ----------------------------------
 Face Amount Increase    Each month for 12 months beginning  1/12 of $1 per month per thousand   Policies where the owner has made
 Fee                     on the effective date of any        of Face Amount increase.            an unscheduled increase.
                         unscheduled increase in Face        Monthly fees charged will not be
                         Amount you request.                 less than 1/12 of $500 and will
                                                             not exceed 1/12 of $3,000.
 Transfer Fees           When you make a transfer after the  $25 per transfer.                   Those policies with more than one
                         first transfer in any month.                                            transfer per month.
 Withdrawal Fee          When you take a withdrawal.         $10 per withdrawal.                 Those policies where the owner has
                                                                                                 made a withdrawal.

    The next table describes the MAXIMUM fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

               ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES

                                                                                                   POLICIES FROM WHICH CHARGE IS
         CHARGE               WHEN CHARGE IS DEDUCTED                 AMOUNT DEDUCTED                         DEDUCTED
 ----------------------  ----------------------------------  ----------------------------------  ----------------------------------
 Cost of Insurance                    Monthly.               The charge is the maximum cost of                  All
 Charges                                                     insurance rate times the net
                                                             amount at risk. Maximum cost of
                                                             insurance rates are
                                                             individualized, depending on issue
                                                             ages, sexes, insurance classes,
                                                             substandard ratings, and duration.

 Mortality and Expense                Monthly.               Per the Sub-Account accumulated                    All
 Risk Charge                                                 value:
                                                             - 1/12 of 0.75% per month for
                                                               policy years 1-10.
                                                             - 1/12 of 0.60% per month after
                                                               the 10th policy year.
                                                             Per $1,000 of initial Face Amount
                                                             during the first 10 policy years:
                                                             - individualized based on issue
                                                               ages and Death Benefit Guarantee
                                                               Amount.

 Administrative Charge                Monthly.               Years 1-5:                                         All
                                                             $30
                                                             Years 6+:
                                                             $10

 Rider Charges                        Monthly.               Individualized based on optional    Only those policies with benefits
                                                             rider selected.                     provided by rider.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

    The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the policy. The table shows the minimum and maximum fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                         ANNUAL FUND OPERATING EXPENSES


                                                                                                   POLICIES FROM WHICH CHARGE IS
         CHARGE               WHEN CHARGE IS DEDUCTED                 AMOUNT DEDUCTED                         DEDUCTED
 ----------------------  ----------------------------------  ----------------------------------  ----------------------------------
 Management Fees         Daily net asset values of a Fund    0.40% - 1.20%                       All Policies for those funds
                         reflect Management Fees already                                         currently selected by you.
                         deducted from assets of the Fund.

 Other Expenses          Daily net asset values of a Fund    0.011% - 0.680%                     All Policies, but deductions only
                         reflect Other Expenses already                                          from Sub-Accounts in use.
                         deducted from the assets of the
                         Fund.

 Total Fund Annual       Daily net asset values of a Fund    0.42% - 1.27%                       All Policies, but deductions only
 Expenses                reflect Total Fund Annual                                               from Sub-Accounts in use.
 (This charge is the     Operating Expenses already
 sum of the two          deducted from assets of the Fund.
 previously listed
 charges)


                                    ABOUT US

                           HARTFORD LIFE AND ANNUITY
                               INSURANCE COMPANY

    We are Hartford Life and Annuity Insurance Company ("Hartford") located in Simsbury, Connecticut. We provide health and life insurance in all states, except New York. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and we subsequently redomiciled to Connecticut. Our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial services providers in the United States.

                             SEPARATE ACCOUNT VL II

    The Sub-Accounts are subdivisions of our separate account, called Separate Account VL II. The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay you insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any other liability of Hartford. Separate Account VL II was established on September 30, 1994 under the laws of Connecticut.

                                   THE FUNDS

    The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

    We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Fund's expenses are described in the prospectuses for the Funds, which are attached to this Prospectus, and the Funds' Statements of Additional Information, which may be ordered from us. You should read the prospectuses for each of the Funds listed below for detailed information about each Fund before investing. All Funds may not be available in all states.

    You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."

    The following Sub-Accounts are available under your policy. Opposite the name of each Sub-Account is the name of the shares of the underlying fund that the Sub-Account purchases:

SUB-ACCOUNT                                                                         PURCHASES SHARES OF:
-------------------------------------------------------  ---------------------------------------------------------------------------
Hartford Advisers Fund Sub-Account                       Class IA of Hartford Advisers HLS Fund, Inc.
Hartford Bond Fund Sub-Account                           Class IA of Hartford Bond HLS Fund, Inc.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


Hartford Capital Appreciation Fund                       Class IA of Hartford Capital Appreciation HLS Fund, Inc.
  Sub-Account
Hartford Dividend and Growth Fund                        Class IA of Hartford Dividend and Growth HLS Fund, Inc.
  Sub-Account
Hartford Growth and Income Fund Sub-Account              Class IA of Hartford Growth and Income HLS Fund of Hartford Series Fund,
                                                           Inc.
Hartford Index Fund Sub-Account                          Class IA of Hartford Index HLS Fund, Inc.
Hartford International Advisers Fund                     Class IA of Hartford International Advisers HLS Fund, Inc.
  Sub-Account
Hartford International Opportunities Fund                Class IA of Hartford International Opportunities HLS Fund, Inc.
  Sub-Account
Hartford MidCap Fund Sub-Account                         Class IA of Hartford MidCap HLS Fund, Inc.
Hartford Mortgage Securities Fund Sub-Account            Class IA of Hartford Mortgage Securities HLS Fund, Inc.
Hartford Money Market Fund Sub-Account                   Class IA of Hartford Money Market HLS Fund, Inc.
Hartford Small Company Fund Sub-Account                  Class IA of Hartford Small Company HLS Fund, Inc.
Hartford Stock Fund Sub-Account                          Class IA of Hartford Stock HLS Fund, Inc.
Putnam VT Asia Pacific Growth Fund                       Class IA of Putnam VT Asia Pacific Growth Fund of the Putnam Variable Trust
  Sub-Account
Putnam VT Diversified Income Fund                        Class IA of Putnam VT Diversified Income Fund of Putnam Variable Trust
  Sub-Account
Putnam VT Global Asset Allocation Fund                   Class IA of Putnam VT Global Asset Allocation Fund of Putnam Variable Trust
  Sub-Account
Putnam VT Global Growth Fund Sub-Account                 Class IA of Putnam VT Global Growth Fund of Putnam Variable Trust
Putnam VT Growth and Income Fund                         Class IA of Putnam VT Growth and Income Fund of Putnam Variable Trust
  Sub-Account
Putnam VT Health Sciences Fund Sub-Account               Class IA of Putnam VT Health Sciences Fund of Putnam Variable Trust
Putnam VT High Yield Fund Sub-Account                    Class IA of Putnam VT High Yield Fund of Putnam Variable Trust
Putnam VT International Growth Fund                      Class IA of Putnam VT International Growth Fund of Putnam Variable Trust
  Sub-Account
Putnam VT International Growth and Income Fund           Class IA of Putnam VT International Growth and Income Fund of Putnam
  Sub-Account                                              Variable Trust
Putnam VT International New Opportunities Fund           Class IA of Putnam VT International New Opportunities Fund of Putnam
  Sub-Account                                              Variable Trust
Putnam VT Investors Fund Sub-Account                     Class IA of Putnam VT Investors Fund of Putnam Variable Trust
Putnam VT Money Market Fund Sub-Account                  Class IA of Putnam VT Money Market Fund of Putnam Variable Trust
Putnam VT New Opportunities Fund                         Class IA of Putnam VT New Opportunities Fund of Putnam Variable Trust
  Sub-Account
Putnam VT New Value Fund Sub-Account                     Class IA of Putnam VT New Value Fund of Putnam Variable Trust
Putnam VT OTC & Emerging Growth Fund Sub-Account         Class IA of Putnam VT OTC & Emerging Growth Fund of Putnam Variable Trust
Putnam VT The George Putnam Fund of Boston Sub-Account   Class IA of Putnam VT The George Putnam Fund of Boston of Putnam Variable
                                                           Trust
Putnam VT U.S. Government and High Quality Bond Fund     Class IA of Putnam VT U.S. Government and High Quality Bond Fund of Putnam
  Sub-Account                                              Variable Trust
Putnam VT Utilities Growth and Income Fund Sub-Account   Class IA of Putnam VT Utilities Growth and Income Fund of Putnam Variable
                                                           Trust
Putnam VT Vista Fund Sub-Account                         Class IA of Putnam VT Vista Fund of Putnam Variable Trust
Putnam VT Voyager Fund Sub-Account                       Class IA of Putnam VT Voyager Fund of Putnam Variable Trust
Fidelity VIP Equity-Income Portfolio                     Fidelity VIP Equity-Income Portfolio of Variable Insurance Products Fund
  Sub-Account
Fidelity VIP Overseas Portfolio Sub-Account              Fidelity VIP Overseas Portfolio of Variable Insurance Products Fund
Fidelity VIP II Asset Manager Portfolio                  Fidelity VIP II Asset Manager Portfolio of Variable Insurance Products Fund
  Sub-Account                                              II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
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    INVESTMENT ADVISERS -- HL Investment Advisors, Inc. is investment adviser for the Hartford Funds. Wellington Management Company, LLP is investment sub-adviser for Hartford Advisers HLS Fund, Inc., Hartford Capital Appreciation HLS Fund, Inc., Hartford Dividend and Growth HLS Fund, Inc., Hartford Growth and Income HLS Fund, Hartford International Advisers HLS Fund, Inc., Hartford International Opportunities HLS Fund, Inc., Hartford MidCap HLS Fund, Inc., Hartford Small Company HLS Fund, Inc., and Hartford Stock HLS Fund, Inc. The Hartford Investment Management Company, Inc. ("HIMCO") is investment sub-adviser for Hartford Bond HLS Fund, Inc., Hartford Index HLS Fund, Inc., Hartford Mortgage Securities HLS Fund, Inc., and Hartford Money Market HLS Fund, Inc. Each Hartford Fund, except for the Hartford Growth and Income HLS Fund, is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. The Hartford Growth and Income HLS Fund is a diversified series of Hartford Series Fund, Inc., a Maryland corporation, also registered with the Securities and Exchange Commission as an open-end management investment company. The shares of each Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Policy.


    Putnam Management is investment adviser for the Putnam Funds.

    Fidelity Management & Research Company is investment adviser for the Fidelity VIP Funds.

    It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Funds simultaneously. Although neither Hartford nor the Funds currently foresee any such disadvantages either to variable life insurance policy owners or to variable annuity policy owners, the Board of Directors for the Hartford Funds, the Board of Trustees for the Putnam Funds and the Board of Trustees for the Fidelity VIP Funds (collectively, the "Boards") intend to monitor events in order to identify any material conflicts between the policy owners and to determine what action, if any, should be taken in response thereto. If the Boards were to conclude that separate funds should be established for variable annuity and variable life insurance separate accounts, Hartford will bear the attendant expenses.

    VOTING RIGHTS -- For Sub-Accounts in which you have invested, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Sub-Accounts. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

                               THE FIXED ACCOUNT

    You may allocate amounts to the Fixed Account. The Fixed Account is not a part of the Separate Account, but is a part of our general assets. As such, the Fixed Account (and this description of the Fixed Account) is not subject to the same securities laws as the Separate Account.

    The Fixed Account credits at least 3.5% per year. We are not obligated to, but may, credit more than 3.5% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 3.5%.

                             CHARGES AND DEDUCTIONS

                            DEDUCTIONS FROM PREMIUM

    Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a premium tax charge. The amount allocated after the deductions is called your Net Premium.

    FRONT-END SALES LOAD -- We deduct a sales load from each premium you pay. The maximum sales load under the policy is 6% of premium.

    PREMIUM TAX CHARGE -- We deduct a premium tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

                         DEDUCTIONS FROM ACCOUNT VALUE

    MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

- the charge for the cost of insurance;

- the monthly administrative charge;

- the mortality and expense risk charge;

- any Face Amount increase fee;

- any charges for additional benefits provided by rider.

    Each Monthly Deduction Amount will be deducted pro rata from the Fixed Account and each of the Sub-Accounts. The Monthly Deduction Amount will vary from month to month.

    COST OF INSURANCE CHARGE -- The charge for the cost of insurance equals:

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 (i) the cost of insurance rate per $1,000, multiplied by

 (ii) the amount at risk, divided by

(iii) $1,000.

    On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

    Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

    Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insureds' health.

    Because your Account Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

    MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. During the first 5 years of the policy, the charge is $30 per month. After 5 years, the charge is $10 per month.

    MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. There are two components to the mortality and expense risk charge. Part of the charge is assessed according to your Account Value attributable to the Sub-Accounts, and the other part is assessed based on the initial Face Amount of your policy. The mortality and expense risk charge each month is equal to the sum of (a) and (b) where

(a) equals:

    (i) the monthly accumulated value mortality and expense risk rate; multiplied by

    (ii) the sum of your accumulated values in the Sub-Accounts on the Monthly Activity Date, prior to assessing the Monthly Deduction Amount.

   and

(b) equals:

    (i) the monthly mortality and expense risk rate per $1,000; multiplied by

    (ii) the initial Face Amount; divided by

   (iii) $1,000.

    During the first 10 years, the maximum accumulated value mortality and expense risk rate is 1/12 of 0.75% per month. Thereafter, the maximum is 1/12 of 0.60% per month.

    During the first 10 years, the Face Amount mortality and expense risk rate per $1,000 of initial Face Amount is individualized based on issue ages and death benefit guarantee, and is provided in the policy. Thereafter, there is no charge.

    The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between cost it incurs and the charges it collects.

    FACE AMOUNT INCREASE FEE -- We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount on your policy. We deduct the fee each month for twelve months after the increase. The fee is 1/12 of $1.00 per month per $1,000 of unscheduled increase in the Face Amount. The fee will not be less than 1/12 of $500 per month, but will not exceed 1/12 of $3,000 per month. This fee compensates us for underwriting and processing costs for such increases.

    RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Supplemental Benefits."

    SURRENDER CHARGE -- During the first 9 policy years, surrender charges will be deducted from your Account Value if

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

- you surrender your policy;

- you decrease the Face Amount to an amount lower than it has ever been; or

- you take a withdrawal that causes the Face Amount to fall below the lowest previous Face Amount.


    The amount of surrender charge is individualized based on your issue ages, sexes, insurance classes, duration, Face Amount and Death Benefit Guarantee Amount. The charge compensates us for expenses incurred in issuing the policy and the recovery of acquisition costs. Hartford may keep any difference between the costs it incurs and the charges it collects. For partial surrender charges applicable to a decrease in the Face Amount or withdrawal, see "Unscheduled Increases and Decreases in the Face Amount." The amount of surrender charge varies by policy year and equals a percentage times the sum of two components: the sales surrender charge and the underwriting surrender charge. The sales surrender charge equals the Death Benefit Guarantee Premium. The underwriting surrender charge equals $1 per $1,000 of initial face amount, but is at least $500 and no more than $3,000.


    The percentage by policy years is as follows:

          POLICY YEAR       PERCENTAGE
          ------------      -----
               1             70%
               2             70%
               3             70%
               4             60%
               5             50%
               6             40%
               7             30%
               8             20%
               9             10%
          10 and after        0%

                             CHARGES FOR THE FUNDS

    The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

                                  YOUR POLICY

                                CONTRACT RIGHTS

    POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while either of the insureds is alive and no beneficiary has been irrevocably named.

    BENEFICIARY -- You name the beneficiary in your application for the policy. You may change the beneficiary (unless irrevocably named) while either of the insureds is alive by notifying us in writing. If no beneficiary is living when the last surviving insured dies, the death benefit will be paid to you if living; or, otherwise, to your estate.

    ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against us. We are not responsible for the validity of any assignment.

    STATEMENTS -- We will send you a statement at least once each year, showing:

(a) the current Account Value, Cash Surrender Value and Face Amount;

(b) the premiums paid, monthly deduction amounts and any loans since your last statement;

(c) the amount of any Indebtedness;

(d) any notifications required by the provisions of your policy; and

(e) any other information required by the Insurance Department of the state where your policy was delivered.

                              CONTRACT LIMITATIONS

    ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of nine (9) Sub-Accounts, or eight (8) Sub-Accounts and the Fixed Account.

    TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may be made by your agent of record or by your attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

    You may make one transfer per calendar month free of charge, excluding any transfers made pursuant to your enrollment in the Dollar Cost Averaging Program. Each subsequent transfer in excess of one per calendar month will be subject to a transfer charge of up to $25. We reserve the right to limit at a future date the size of transfers and remaining balances and to limit the number and frequency of transfers.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

    TRANSFERS FROM THE FIXED ACCOUNT -- Unless you are enrolled in the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each Policy Anniversary, and, if your accumulated value in the Fixed Account exceeds $1,000, the amount transferred from the Fixed Account in any Policy Year may not exceed 25% of the accumulated value in the Fixed Account on the transfer date.

    DEFERRAL OF PAYMENTS -- We may defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. If we defer payment for more than 30 days, we will pay you interest.

                    CHANGES TO CONTRACT OR SEPARATE ACCOUNT

    MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

    SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

    CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

    SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

                                 OTHER BENEFITS


    DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. If you choose the DCA program, your Net Premiums will be deposited into the Hartford Money Market Fund Sub-Account or the Fixed Account. Amounts will be transferred monthly to the other investment options in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment options that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.


    You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

    The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment options at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against loss in a declining market.

    SUPPLEMENTAL BENEFITS -- The following supplemental benefits are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth therein.

- LAST SURVIVOR EXCHANGE OPTION RIDER. We will exchange your policy for two individual policies on the life of each insured, subject to the conditions stated in the rider.

- ESTATE PROTECTION RIDER. We will pay a term insurance benefit upon receipt of due proof of the last surviving insured's death while your policy and rider are in force, subject to the conditions stated in the rider.

- YEARLY RENEWABLE TERM LIFE INSURANCE RIDER. While the rider is in force, we will pay the term life insurance amount upon receipt of due proof of death of the designated insured, subject to the conditions stated in the rider.

                              CLASS OF PURCHASERS


    REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described previously may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, e.g., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in Separate Account VL II.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

                                    PREMIUMS

    APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 20 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

    Your Policy will be effective on the Policy Date only after we receive all outstanding delivery requirements and the initial premium payment. The Policy Date is the date used to determine all future cyclical transactions on the Policy, such as Monthly Activity Date and Policy Years.

    PREMIUM PAYMENT FLEXIBILITY -- You have considerable flexibility as to when and in what amounts you pay premiums under your policy.

    Prior to policy issue, you choose a planned premium, within a range determined by us. We will send you premium notices for planned premiums. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premiums automatically deducted monthly from your checking account. The planned premiums and payment mode you select are shown on your policy's specifications page. You may change the planned premiums, subject to our minimum amount rules then in effect.

    After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

    You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

- Any premium payment in excess of $1,000,000 is subject to our approval.

    ALLOCATION OF PREMIUM PAYMENTS -- The initial Net Premium (and any additional Net Premiums received by us before the end of the right to examine period) will be allocated to the Hartford Money Market Sub-Account on the later of the Policy Date or the date we receive your premium payment.


    We will then allocate the Account Value in the Hartford Money Market Fund Sub-Account to the Fixed Account and the Sub-Accounts according to the premium allocation specified in the your policy application upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.


    You may change your premium allocation upon request in writing. Subsequent Net Premiums will be allocated to the Fixed Account and the Sub-Accounts according to your most recent written instructions as long as the number of investment choices you are allocated to does not exceed nine (9), and the percentage you allocate to each Sub-Account and/or the Fixed Account is in whole percentages. If we receive a premium payment with a premium allocation instruction that does not comply with the above rules, we will allocate the Net Premium pro rata based on the values of your existing investment choices.

    A Policy Owner receives several different types of notifications as to what his or her current premium allocation is. Each transaction confirmation received after a premium payment is received by Hartford will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for such Policy.

    ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.


    The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Fund Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

    ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

    All valuations in connection with a policy, e.g., with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment will be made on the date the request or payment is received by us at the National Service Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

    ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

    The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

    A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

    We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

                               DEATH BENEFITS AND
                                 POLICY VALUES

    DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the last surviving insured. Your policy will be effective on the Policy Date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of either insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select, the minimum death benefit provision, and whether or not the Death Benefit Guarantee is in effect.

    DEATH BENEFIT OPTIONS -- There are three death benefit options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

1.  Under Option A, the current Face Amount.

2. Under Option B, the current Face Amount plus the Account Value on the date we receive due proof of the last surviving insured's death.

3. Under Option C, the current Face Amount plus the lesser of: (a) the sum of the premiums paid; or (b) $2.5 million.

    DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option. You must notify us of the change in writing. You may change Option C or Option B to Option A. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change. You may change Option A to Option B. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change, reduced by the then-current Account Value. Any resulting decrease in the Face Amount may be subject to a partial surrender charge.

    SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our four settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement.

FIRST OPTION -- Interest Income

    Payments of interest at the rate we declare (but not less than 3 1/2% per year) on the amount applied under this option.

SECOND OPTION -- Income of Fixed Amount

    Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3 1/2% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- Payments for a Fixed Period

    An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- Life Income

  Life Annuity -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

  Life Annuity with 120 Monthly Payments Certain -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

    The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.

    The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3.5% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3.5% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

    Other arrangements for income payments may be agreed upon.

    MINIMUM DEATH BENEFIT -- Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and each insured's issue age, sex (where unisex rates are not used) and insurance class.

EXAMPLES OF MINIMUM DEATH BENEFIT:

                                             A           B
                                         ----------  ----------
Face Amount............................  $  100,000  $  100,000
Account Value..........................      46,500      34,000
Specified Percentage...................        250%        250%
Death Benefit Option...................       Level       Level

    In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

    In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

    UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

    We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

    All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of 1/12 of $1 per $1,000 of each increase per month for the first twelve months from the effective date of each increase. This amount will not be less than 1/12 of $500 but not greater than 1/12 of $3,000.

    A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that specified in our minimum rules then in effect. If during the surrender charge period, you decrease your Face Amount to an amount lower than it has ever been, a partial surrender charge will be assessed.

    The surrender charge assessed will be:

(a) the surrender charge applicable to the then current policy year, if any; multiplied by

(b) the percentage described below.

    The percentage will be determined by:

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 (i) subtracting the new Face Amount from the lowest previous Face Amount; and

 (ii) dividing that difference by the lowest previous Face Amount.

    The surrender charge assessed will be deducted from your Account Value on the Monthly Activity Date on which the decrease becomes effective. We will also reduce the surrender charges applicable to future policy years and provide you a revised schedule of surrender charges.

    BENEFITS AT MATURITY -- The scheduled maturity date is the last date on which you may elect to make premium payments. Unless you elect to continue the policy beyond this date, the policy will terminate and any Cash Surrender Value will be paid to you.

    If elected, the policy may continue in force after the scheduled maturity date if (a) the policy was in force on the scheduled maturity date; and (b) the owner of the policy (including any assignee of record) agrees in writing to this continuation.

    At the scheduled maturity date:

- the death benefit will be reduced to the Account Value;

- the Account Value, if any, will continue to fluctuate with investment performance

- any loans will continue to accrue interest and become part of Indebtedness

- no future Monthly Deduction Amounts will be deducted

- no further premium payments will be accepted.

    All additional benefits provided by rider will deem to have terminated at the scheduled maturity date.

    Otherwise, the policy will terminate on the scheduled maturity date.


    CHARGES AND CONTRACT VALUES -- Your contract values decrease due to the deduction of policy charges. Contract values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your contract lapses, the contract terminates and no death benefit will be paid.


                            MAKING WITHDRAWALS FROM
                                  YOUR POLICY

    SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. In such case you may be subject to a surrender charge, see "Surrender Charge." We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date of your request for surrender, or the date you request to have your policy surrendered, if later.

    WITHDRAWALS -- One withdrawal is allowed per calendar month. Withdrawals may be subject to a surrender charge, see "Surrender Charge." You may request a withdrawal in writing. The minimum withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, minus $1,000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be reduced by the amount of any partial withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the Fixed Account and the Sub-Accounts. You may be assessed a charge of up to $10 for each partial withdrawal.

    RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

                                     LOANS

    AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed the Cash Surrender Value on the date we grant a loan. The minimum loan amount that we will allow is $500.

    Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

    If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

    PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) policy anniversary, your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness, if any. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
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    LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and either of the insureds' is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated.

    EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

    CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.5%.

    INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, any difference between the value of the Loan Account and the Indebtedness will be transferred on each Monthly Activity Date from the Fixed Account and Sub-Accounts to the Loan Account on a pro rata basis.

    POLICY LOAN RATES -- The table below shows the interest rates we will charge on your Indebtedness.

                                               INTEREST RATE
  DURING POLICY           PORTION OF              CHARGED
      YEARS              INDEBTEDNESS        EQUALS 3.5% PLUS:
------------------  ----------------------  --------------------
       1-10                  All                     2%
   11 and later           Preferred                  0%
                        Non-Preferred                1%

                            LAPSE AND REINSTATEMENT

    During the first policy year, the policy will go into default on any Monthly Activity Date on which the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount.

    During the second policy year, the policy will go into default on any Monthly Activity Date on which the Account Value less Indebtedness less 1/2 of the surrender charge for the second policy year is not sufficient to cover the Monthly Deduction Amount.

    During the third policy year and thereafter, the policy will go into default on any Monthly Activity Date if the Cash Surrender Value is not sufficient to cover the Monthly Deduction Amount.

    If the policy goes into default, we will send you a lapse notice warning you that the policy is in danger of terminating. That lapse notice will tell you the minimum premium required to keep the policy from terminating. This minimum premium equals the amount to pay three Monthly Deduction Amounts as of the day the policy grace period began. That notice will be mailed both to you on the first day the policy goes into default, at your last know address, and to any assignee of record.


    GRACE PERIOD -- We will keep your policy in force for the 61 day period following the date your policy goes into default. We call that period the policy Grace Period. However, if we have not received the required premiums (specified in your lapse notice) by the end of the policy Grace Period, the policy will terminate unless the Death Benefit Guarantee is in effect. If the last surviving insured dies during the Grace Period, we will pay the death proceeds.


    DEATH BENEFIT GUARANTEE -- The policy will remain in force at the end of the Policy Grace Period as long as the Death Benefit Guarantee is available, as described below.

    The Death Benefit Guarantee is available so long as:

(a) the Policy is in the Death Benefit Guarantee Period; and


(b) on each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount known as the Cumulative Death Benefit Guarantee Premium.


    The Death Benefit Guarantee Period is determined at issue, based on each insured's age, sex and risk classification. Some states may limit the maximum length of the Death Benefit Guarantee Period. The Cumulative Death Benefit Guarantee Premium is the premium required to maintain the Death Benefit Guarantee.

    If the Death Benefit Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the policy grace period, the Death Benefit Guarantee will then go into effect. The policy will remain in force, however:

(a) all riders will terminate;

(b) the Death Benefit Option becomes Level;

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

(c) The Face Amount will be reduced to the Death Benefit Guarantee Amount; and


(d) Any future scheduled increases in the Face Amount will be canceled.


    The Death Benefit Guarantee Amount is the amount selected by you at the time you apply for the policy. It is the death benefit while the Death Benefit Guarantee is in effect.


    As long as the Policy remains in default and the Death Benefit Guarantee is available, the Death Benefit Guarantee will remain in effect on each subsequent Monthly Activity Date. You may be required to make premium payments to keep the Death Benefit Guarantee available, as described above.


    If during the Death Benefit Guarantee Period, the Face Amount is decreased below the current Death Benefit Guarantee Amount, the Death Benefit Guarantee Amount will become the new Face Amount. A new monthly Death Benefit Guarantee Premium will be calculated. We will send you a notice of the new Monthly Death Benefit Guarantee Premium, which will be used in calculating the Cumulative Death Benefit Guarantee Premium in subsequent months.

    DEATH BENEFIT GUARANTEE GRACE PERIOD -- If, on each Monthly Activity Date during the Death Benefit Guarantee Period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, do not equal or exceed the Cumulative Death Benefit Guarantee Premium on that date, a Death Benefit Guarantee Grace Period of 61 days will begin. We will mail to you and any assignee a notice. That notice will warn you that you are in danger of losing the Death Benefit Guarantee and will tell you the amount of premium you need to pay to continue the Death Benefit Guarantee.

    The Death Benefit Guarantee will be removed from the policy if the required premium is not paid by the end of the Death Benefit Guarantee Grace Period. You will receive a written notification of the change and the Death Benefit Guarantee will never again be available or in effect on the policy. If the Death Benefit Guarantee was in effect, the policy will terminate at the end of the Death Benefit Guarantee Grace Period.

    REINSTATEMENT -- Unless the policy has been surrendered for its Cash Surrender Value, the policy may be reinstated prior to the maturity date, provided:

(a) the insureds alive at the end of the grace period are also alive on the date of reinstatement;

(b) You make your request in writing within five years from the date the policy lapsed;

(c) Your submit to us satisfactory evidence of insurability;

(d) any policy Indebtedness is repaid or carried over to the reinstated policy; and

(e) You pay sufficient premium to (1) cover all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (2) keep your policy in force for three months after the date of reinstatement.

    The Account Value on the reinstatement date will reflect:

(a) the Cash Value at the time of termination; plus

(b) Net Premiums derived from premiums paid at the time of reinstatement; minus

(c) the Monthly Deduction Amounts that were due and unpaid during the Policy Grace Period; plus

(d) the Surrender Charge at the time of reinstatement.

    The surrender charge will be based on the duration from the original policy date as though the policy had never lapsed.

                                     TAXES

                                    GENERAL

    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE POLICY OWNER INVOLVED AND THE TYPE OF PLAN UNDER WHICH THE POLICY IS PURCHASED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, TRUSTEE, OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A POLICY DESCRIBED HEREIN.

    It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these Policies cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. This discussion of federal tax considerations is based upon Hartford's understanding of existing federal income tax laws as they are currently interpreted.

                              TAXATION OF HARTFORD
                            AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as a part of the Hartford which is taxed as a life insurance company under Subchapter L of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------

taken into account in determining the value of the Accumulation Units. (See "Accumulation Unit Values.") As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policy.

    Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

                INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

    For federal income tax purposes, the Policies should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is generally excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

    Although Hartford believes that the Last Survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor life insurance policy will meet the Section 7702 definition of a life insurance contract. Hartford also believes that any loan received under a Policy will be treated as Indebtedness of the Policy Owner provided the Policy is not a Modified Endowment Contract, and that no part of any loan under a Policy will constitute income to the Policy Owner. A surrender or assignment of the Policy may have tax consequences depending upon the circumstances. Policy Owners should consult a qualified tax adviser concerning the effect of such changes.

    During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.

    The Last Survivor Exchange Option Rider permits, under limited circumstances, a Policy to be split into two individual policies on the life of each of the Insureds. A Policy split may have adverse tax consequences. It is not clear whether a Policy split will be treated as a nontaxable exchange or transfer under the Code. Unless a Policy split is so treated, among other things, the split or transfer will result in the recognition of taxable income on the gain in the Policy. In addition, it is not clear whether, in all circumstances, the individual policies that result from a Policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences of a Policy split.

    The Maturity Date Extension Provision allows a Policy Owner to extend the Scheduled Maturity Date to the date of the death of the last surviving insured. If the Scheduled Maturity Date of the Policy is extended, Hartford believes the Policy will continue to be treated as a life insurance contract for Federal income tax purposes after the Scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance contract for federal income tax purposes after the Scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the Scheduled Maturity Date.

                          DIVERSIFICATION REQUIREMENTS

    Section 817 of the Code provides that a variable life insurance contract (other than a pension plan policy) will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Policy is not treated as a life insurance contract, the Policy Owner will be subject to income tax on the annual increases in cash value.

    The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of policy income on an ongoing basis. However, either the company or the Policy

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Owner must agree to pay the tax due for the period during which the diversification requirements were not met.

    Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

                           OWNERSHIP OF THE ASSETS IN
                              THE SEPARATE ACCOUNT


    In certain circumstances, variable life insurance policy owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account, such as the Separate Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the policy owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable policy owner will be considered the owner of the assets of a segregated asset account if the owner possesses certain incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.


    The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of the assets of a segregated asset account. For example, a Policy Owner of this Policy has the choice of more investment options to which to allocate premium payments and Separate Account Values, and may be able to transfer among investment options more frequently, than in such rulings. These differences could result in the Owner being treated as the owner of a portion of the assets of the Separate Account. In addition, Hartford does not know what standards will be set forth in the regulations or rulings that the Treasury Department has stated it expects to issue. Hartford therefore reserves the right to modify the contract as necessary to attempt to prevent Policy Owners from being considered the owners of the assets of the Separate Account. However, there is no assurance that such efforts would be successful.

                    TAX DEFERRAL DURING ACCUMULATION PERIOD

    Under existing provisions of the Code, except as described below, any increase in a Policy Owner's contract value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the contract prior to the Insured's death. If there is a total withdrawal from the contract, then the surrender value will be includible in the Policy Owner's income to the extent that the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, then such debt will be treated as an amount distributed to the Policy Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the contract, less the aggregate amount received under the contract previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or such other amounts deemed to be distributed) from the contract constitute income to the Policy Owner depends, in part, upon whether the contract is considered a modified endowment contract for federal income tax purposes.

                          MODIFIED ENDOWMENT CONTRACTS

    Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of life insurance, but fails the seven-pay test of
Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the Policy at any time during the first seven Policy Years exceeds the sum of the net level premiums that would have been paid up to that point if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

    If the Policy satisfies the seven-pay test at issuance, distributions, withdrawals and loans made thereafter will not be subject to the MEC rules, unless the Policy is changed materially. The seven-pay test will be applied anew at any time the Policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the Policy, all previous seven-pay test periods need to be retested as if the Policy had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
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    A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, if the Policy is classified as a MEC, then withdrawals from the Policy will be considered first as distribution of income and then as a recovery of premium payments. Thus, distributions will be includible in income to the extent the contract value exceeds the investment in the contract. The amount of any loan (including unpaid interest thereon) under the policy will be treated as a distribution from the contract for tax purposes. In addition, if the Policy Owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as a withdrawal from the contract for tax purposes. Taxable withdrawals are subject to an additional 10% tax, with certain exceptions. The Policy Owner's investment in the contract is increased by the amount includible in income with respect to such assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment).

    Generally, only distributions and loans made in the first year in which a Policy becomes a MEC, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax.

    Before assigning, pledging, or requesting a distribution under a contract that is a MEC, a Policy Owner should consult a qualified tax adviser.

    All MEC policies that are issued within any calendar year to the same policy owner by one company or its affiliates are treated as one MEC policy for the purpose of determining the taxable portion of any distribution.

    Hartford has instituted procedures to monitor whether a Policy may become classified as a MEC after issue.

                      ESTATE AND GENERATION SKIPPING TAXES

    When the last surviving Insured dies, the Death Proceeds will generally be includible in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. The Policy would not be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.
    The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $650,000 (1999) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next seven years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse.

    If the Policy Owner (whether or not he or she is an Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation skipping transfer tax, the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million as adjusted for inflation. Because these rules are complex, the Policy Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

                        LIFE INSURANCE PURCHASED FOR USE
                          IN SPLIT DOLLAR ARRANGEMENTS

    On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the Cash Surrender Value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

                         FEDERAL INCOME TAX WITHHOLDING

    If any amounts are deemed to be current taxable income to the Policy Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

                      NON-INDIVIDUAL OWNERSHIP OF POLICIES

    In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective Policy Owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.

                                     OTHER

    Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A qualified tax adviser should be consulted to determine the impact of these taxes.

                    LIFE INSURANCE PURCHASES BY NONRESIDENT
                        ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to a life insurance policy purchase.

                               LEGAL PROCEEDINGS

    There are no pending material legal proceedings to which the Separate Account is a party.

                                 OTHER MATTERS

                                   YEAR 2000

    The Year 2000 issue relates to the ability or inability of computer systems to properly process information and data containing or related to dates beginning with the year 2000 and beyond. The Year 2000 issue exists because, historically, many computer systems that are in use today were developed years ago when a year was identified using a two-digit field rather than a four-digit field. As information and data containing or related to the century date are introduced to computer hardware, software and other systems, date sensitive systems may recognize the year 2000 as 1900, or not at all, which may result in computer systems processing information incorrectly. This, in turn, may significantly and adversely affect the integrity and reliability of information databases and may result in a wide variety of adverse consequences to a company. In addition, Year 2000 problems that occur with third parties with which a company does business, such as suppliers, computer vendors and others, may also adversely affect any given company.


    As an insurance and financial services company, Hartford has thousands of individual and business customers that have purchased or invested in insurance policies, annuities, mutual funds and other financial products. Nearly all of these policies and products contain date sensitive data, such as policy expiration dates, birth dates, premium payment dates and the like. In addition, Hartford has business relationships with numerous third parties that affect virtually all aspects of its business, including, without limitation, suppliers, computer hardware and software vendors, insurance agents and brokers, securities broker-dealers and other distributors of financial products.



    Beginning in 1990, Hartford began working on making its computer systems Year 2000 ready, either by installing new programs or by replacing systems. In January 1998, Hartford commenced a company-wide program to further identify, assess and remediate the impact of Year 2000 problems in all of Hartford's business segments. Hartford currently anticipates that this internal program will be substantially completed by the end of 1998, and testing of computer systems will continue through 1999.


    In addition, as part of its Year 2000 program, Hartford is identifying third parties with which it has significant business relations in order to attempt to assess any potential impact on Hartford as a result of such third-party Year 2000 issues and remediation plans. Hartford currently anticipates that it will substantially complete this evaluation by the end of 1998, and will conduct systems testing with certain third parties through 1999. Hartford does not have control over these third parties and, as a result, Hartford cannot currently determine to what extent future operating results may be adversely affected by the failure of these third parties to successfully address their Year 2000 issues. Hartford will continue to assess Year 2000 risk exposures related to its own operations and its third party relationships and is in the process of developing contingency plans.

    The costs of addressing the Year 2000 issue that have been incurred through the nine months ended September 30, 1998 have not been material to Hartford's financial condition or results of operations. Hartford will continue to incur costs related to its Year 2000 efforts and does not anticipate that the costs to be incurred will be material to its financial condition or results of operations.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------

                           GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

DEATH BENEFIT GUARANTEE AMOUNT: a benefit amount selected by you at the time you apply for the policy. This is the death benefit that will apply to your policy while the Death Benefit Guarantee is in effect.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and premium tax charge.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: the subdivisions of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Hartford Life and Annuity Insurance Company.

YOU, YOUR: the owner of the policy.

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                      WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions, or to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

    We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

                                     PART B

                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
                             SEPARATE ACCOUNT VL II

    This Statement of Additional Information is not a prospectus. We will send you a prospectus if you write us at P.O. Box 2999, Hartford, CT 06104-2999, or if you call us at 1-800-231-5453.


DATE OF PROSPECTUS: FEBRUARY 22, 1999
DATE OF STATEMENT OF ADDITIONAL INFORMATION: FEBRUARY 22, 1999

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
 GENERAL INFORMATION AND HISTORY.......................................     3
 SERVICES..............................................................     7
 DISTRIBUTION OF THE POLICIES..........................................     7
 ADDITIONAL INFORMATION ABOUT CHARGES..................................     8
 ILLUSTRATION OF BENEFITS..............................................     9
 FINANCIAL STATEMENTS..................................................  SA-1

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

                        GENERAL INFORMATION AND HISTORY

    Hartford Life and Annuity Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance and annuities in all states except New York. Hartford is located in Simsbury, Connecticut, but its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford was incorporated on January 9, 1956 under the laws of Wisconsin, and subsequently redomiciled to Connecticut. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company.

    Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

    The following table shows a brief description of the business experience of officers and directors of Hartford Life and Annuity Insurance Company:

                               POSITION WITH HARTFORD;      OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
        NAME, AGE                  YEAR OF ELECTION               FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------  ------------------------------  -------------------------------------------------
Bossen, Wendell J., 64      Vice President, 1995**          Vice President (1992-Present), Hartford Life and
                                                              Accident Insurance Company; Vice President
                                                              (1992-Present), Hartford Life Insurance
                                                              Company; President (1992-Present),
                                                              International Corporate Marketing Group, Inc.

Boyko, Gregory A., 46       Senior Vice President, Chief    Vice President & Controller (1995-1997),
                            Financial Officer & Treasurer,    Hartford; Director (1997-Present); Senior Vice
                            1997                              President, Chief Financial Officer & Treasurer
                            Director, 1997*                   (1997-Present); Vice President & Controller
                                                              (1995-1997), Hartford Life and Accident
                                                              Insurance Company; Director (1997-Present);
                                                              Senior Vice President, Chief Financial Officer
                                                              & Treasurer (1997-Present); Vice President and
                                                              Controller (1995-1997), Hartford Life Insurance
                                                              Company; Senior Vice President, Chief Financial
                                                              Officer & Treasurer (1997-Present), Hartford
                                                              Life, Inc.; Chief Financial Officer
                                                              (1994-1995), IMG American Life; Senior Vice
                                                              President (1992-1994), Connecticut Mutual Life
                                                              Insurance Company.

Cummins, Peter W., 60       Senior Vice President, 1997     Vice President (1993-1997), Hartford; Senior Vice
                                                              President, (1997-Present); Vice President
                                                              (1989-1997), Hartford Life and Accident
                                                              Insurance Company; Senior Vice President
                                                              (1997-Present); Vice President (1989-1997);
                                                              Senior Vice President (1997-Present); Vice
                                                              President (1989-1997), Hartford Life Insurance
                                                              Company.

de Raismes, Ann M., 47      Senior Vice President, 1997     Vice President (1994-1997), Hartford; Senior Vice
                            Director of Human                 President (1997-Present); Vice President
                            Resources, 1994                   (1994-1997); Assistant Vice President
                                                              (1992-1994); Director of Human Resources
                                                              (1991-Present), Hartford Life and Accident
                                                              Insurance Company; Senior Vice President
                                                              (1997-Present); Vice President (1994-1997);
                                                              Assistant Vice President (1992-1994); Director
                                                              of Human Resources (1991-Present), Hartford
                                                              Life Insurance Company; Vice President, Human
                                                              Resources (1997-Present), Hartford Life, Inc.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                               POSITION WITH HARTFORD;      OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
        NAME, AGE                  YEAR OF ELECTION               FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------  ------------------------------  -------------------------------------------------
Dooley, James R., 61        Vice President, 1993            Director, Information Services (1973-1997),
                                                              Hartford Life Insurance Company.

Fitch, Timothy M., 45       Vice President, 1995            Vice President (1995-Present); Actuary
                            Actuary, 1997                     (1994-Present); Assistant Vice President
                                                              (1992-1995), Hartford Life and Accident
                                                              Insurance Company; Vice President
                                                              (1995-Present); Actuary (1994-Present);
                                                              Assistant Vice President (1992-1995), Hartford
                                                              Life Insurance Company.

Foy, David T., 31           Vice President, 1998            Senior Vice President (1998-Present), Vice
                                                              President (1998), Assistant Vice President
                                                              (1995-1998), Hartford; Senior Vice President
                                                              (1998-Present), Hartford Life and Accident
                                                              Insurance Company; Director, Strategic Planning
                                                              Corporate Finance (1995-1996), IA Product
                                                              Development (1994-1995), Hartford; Various
                                                              Actuarial Roles (1989-1993), Milliman &
                                                              Robertson.

Garrett, J. Richard, 53     Vice President, 1994            Treasurer (1994-1997), Hartford; Vice President
                            Assistant Treasurer, 1997         (1993-Present); Assistant Treasurer
                                                              (1997-Present); Treasurer (1984-1997), Hartford
                                                              Life and Accident Insurance Company; Vice
                                                              President, (1993-Present); Assistant Treasurer
                                                              (1997-Present); Treasurer (1986-1997), Hartford
                                                              Life Insurance Company; Vice President
                                                              (1997-Present), Hartford Life, Inc.

Gillette, Donald J., 52     Vice President, 1997            Assistant Vice President (1995-Present), Director
                                                              Sales & Marketing (1993-Present), Hartford Life
                                                              Insurance Company; Assistant Vice President
                                                              (1995-1997), Hartford Life and Accident
                                                              Insurance Company.

Godkin, Lynda, 44           Senior Vice President, 1997     Assistant General Counsel and Secretary
                            General Counsel, 1996             (1994-1995), Hartford; Director (1997-Present);
                            Corporate Secretary, 1996         Senior Vice President (1997-Present); General
                            Director, 1997*                   Counsel (1996-Present); Corporate Secretary
                                                              (1995-Present); Associate General Counsel
                                                              (1995-1996); Assistant General Counsel and
                                                              Secretary (1994-1995); Counsel (1990-1994),
                                                              Hartford Life and Accident Insurance Company;
                                                              Senior Vice President (1997-Present); General
                                                              Counsel (1996-Present); Corporate Secretary
                                                              (1995-Present); Director (1997-Present);
                                                              Associate General Counsel (1995-1996);
                                                              Assistant General Counsel and Secretary
                                                              (1994-1995); Counsel (1990-1994), Hartford Life
                                                              Insurance Company; Vice President and General
                                                              Counsel (1997-Present), Hartford Life, Inc.

Grady, Lois W., 53          Senior Vice President, 1998     Vice President (1994-1998), Hartford; Senior Vice
                            Vice President, 1994              President (1998-Present); Vice President
                                                              (1993-1997); Assistant Vice President
                                                              (1987-1993), Hartford Life and Accident
                                                              Insurance Company; Senior Vice President
                                                              (1998-Present); Vice President (1994-1997);
                                                              Assistant Vice President (1987-1994), Hartford
                                                              Life Insurance Company.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------


                               POSITION WITH HARTFORD;      OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
        NAME, AGE                  YEAR OF ELECTION               FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------  ------------------------------  -------------------------------------------------
Graham, Christopher, 47     Vice President, 1997            Vice President, Senior Vice President, New
                                                              Business and Claims (1993-1996), National Life
                                                              of Vermont; Vice President (1996-Present),
                                                              Hartford.

Hunt, Mark E., 37           Vice President, 1998            Assistant Vice President (1997-1998), Hartford;
                                                              Vice President (1998-Present), Assistant Vice
                                                              President (1997-1998), Hartford Life and
                                                              Accident Insurance Company; Director Asset
                                                              Allocation/Asset Liability Management Senior
                                                              Investment Officer, Associate Actuary,
                                                              Assistant Actuary, Senior Actuarial Associate
                                                              (1987-1996), Connecticut Mutual Life.

Joyce, Stephen T., 39       Vice President, 1997            Assistant Vice President 1995-1997), Hartford;
                                                              Assistant Vice President (1994-1997), Hartford
                                                              Life and Accident Insurance Company; Vice
                                                              President (1997-Present); Assistant Vice
                                                              President (1994-1997), Hartford Life Insurance
                                                              Company.

Keeler, Michael D., 37      Vice President, 1998            Vice President (1998-Present); Hartford Life and
                                                              Accident Insurance Company; Vice President
                                                              (1995-1997), Providian Insurance; Supervisor/
                                                              Manager (1985-1995), U.S. West Communications.

Kerzner, Robert A., 46      Senior Vice President, 1998     Senior Vice President (1998-Present); Vice
                            Vice President, 1997              President (1994-1998), Hartford; Senior Vice
                                                              President (1998-Present); Vice President
                                                              (1994-1997); Regional Vice President
                                                              (1991-1994), Hartford Life Insurance Company.

Levenson, David N., 31      Vice President, 1998            Director and Assistant Vice President
                                                              (1995-Present), Hartford; Vice President
                                                              (1994-1995), Fidelity Investments; Actuary
                                                              (1990-1994), Aetna Life and Casualty.

Malchodi, Jr., William B.,  Vice President, 1994            Vice President (1994-Present); Director of Taxes
50                                                            (1992-1998), Hartford Life and Accident
                                                              Insurance Company; Vice President
                                                              (1994-Present); Director of Taxes (1991-1998),
                                                              Hartford Life Insurance Company.

Marra, Thomas M., 39        Executive Vice President, 1996  Senior Vice President (1993-1996); Director of
                            Director, Individual Life         Individual Annuities (1991-1993), Hartford;
                            and Annuity Division, 1993        Director (1994-Present); Executive Vice
                            Director, 1994*                   President (1995-Present); Director, Individual
                                                              Life and Annuity Division (1994-Present);
                                                              Senior Vice President (1994-1995); Vice
                                                              President (1989-1994); Actuary (1987-1997),
                                                              Hartford Life and Accident Insurance Company;
                                                              Director (1994-Present); Executive Vice
                                                              President (1995-Present); Director, Individual
                                                              Life and Annuity Division (1994-Present);
                                                              Senior Vice President (1994-1995); Vice
                                                              President (1989-1994); Actuary (1987-1995),
                                                              Hartford Life Insurance Company; Executive Vice
                                                              President, Individual Life and Annuities
                                                              (1997-Present), Hartford Life, Inc.

Matthieson, Steven L., 53   Vice President, 1984            Director of New Business (1984-1997), Hartford.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                               POSITION WITH HARTFORD;      OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
        NAME, AGE                  YEAR OF ELECTION               FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------  ------------------------------  -------------------------------------------------
O'Halloran, C. Michael, 51  Vice President, 1997            Vice President (1997-Present), Hartford Life and
                                                              Accident Insurance Company; Vice President
                                                              (1997-Present), Hartford Life Insurance
                                                              Company; Corporate Secretary (1997-Present),
                                                              Hartford Life, Inc.; Senior Associate General
                                                              Counsel (1988-Present), Director of Corporate
                                                              Law (1994-Present), The Hartford Financial
                                                              Services Group.

Raymond, Craig R., 37       Senior Vice President, 1997     Vice President (1993-1997); Assistant Vice
                            Chief Actuary, 1994               President (1992-1993); Actuary (1989-1994),
                                                              Hartford; Senior Vice President (1997-Present);
                                                              Chief Actuary (1995-Present); Vice President
                                                              (1993-1997); Actuary (1990-1995), Hartford Life
                                                              and Accident Insurance Company; Senior Vice
                                                              President (1997-Present); Chief Actuary
                                                              (1994-Present); Vice President (1993-1997);
                                                              Assistant Vice President (1992-1993); Actuary
                                                              (1989-1994), Hartford Life Insurance Company;
                                                              Vice President and Chief Actuary
                                                              (1997-Present), Hartford Life, Inc.

Schrandt, David T., 50      Vice President, 1987            Treasurer (1987-1997); Controller (1987-1997),
                                                              Hartford.

Smith, Lowndes A., 58       President, 1989                 Chief Operating Officer (1989-1997), Hartford;
                            Chief Executive Officer, 1997     Director (1981-Present); President
                            Director, 1985*                   (1989-Present); Chief Executive Officer
                                                              (1997-Present); Chief Operating Officer
                                                              (1989-1997), Hartford Life and Accident
                                                              Insurance Company; Director (1981-Present);
                                                              President (1989-Present), Chief Executive
                                                              Officer (1997-Present); Chief Operating Officer
                                                              (1989-1997), Hartford Life Insurance Company;
                                                              Chief Executive Officer and President and
                                                              Director (1997-Present), Hartford Life, Inc.

Welnicki, Raymond P., 49    Senior Vice President &         Vice President (1993-1994), Hartford; Director
                              Director, Employee              (1994-Present); Senior Vice President
                            Benefit Division, 1994            (1995-Present); Director, Employee Benefit
                            Director, 1994*                   Division (1997-Present); Vice President
                                                              (1993-1995), Hartford Life and Accident
                                                              Insurance Company; Senior Vice President,
                                                              Employee Benefits (1997-Present), Hartford
                                                              Life, Inc.; Board of Directors, Ethix Corp.

Welsh, Walter C., 51        Senior Vice President, 1997     Senior Vice President 1997-Present); Vice
                                                              President (1994-1997); Assistant Vice President
                                                              (1992-1995), Hartford Life and Accident
                                                              Insurance Company; Senior Vice President
                                                              (1997-Present); Vice President (1995-1997);
                                                              Assistant Vice President (1992-1995), Hartford
                                                              Life Insurance Company; Vice President,
                                                              Government Affairs (1997-Present), Hartford
                                                              Life, Inc.

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------


                               POSITION WITH HARTFORD;      OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
        NAME, AGE                  YEAR OF ELECTION               FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------  ------------------------------  -------------------------------------------------
Zlatkus, Lizabeth H., 39    Senior Vice President, 1997     Vice President (1994-1997); Assistant Vice
                            Director, 1994*                   President (1992-1994), Hartford; Director
                                                              (1994-Present); Senior Vice President
                                                              (1997-Present); Vice President (1994-1997);
                                                              Assistant Vice President (1992-1994), Hartford
                                                              Life and Accident Insurance Company; Vice
                                                              President, Group Life and Disability
                                                              (1997-Present), Hartford Life, Inc.

Znamierowski, David M., 38  Senior Vice President, 1997     Vice President (1997), Hartford; Director
                            Director, 1998                    (1998-Present); Senior Vice President
                                                              (1997-Present); Hartford Life and Accident
                                                              Insurance Company; Vice President, Investment
                                                              Strategy (1997-Present), Hartford Life, Inc.;
                                                              Vice President, Investment Strategy & Policy
                                                              (1991-1996), Aetna Life and Casualty.


---------

 * Denotes date of election to Board of Directors of Hartford.

** Affiliated Company of The Hartford Financial Services Group, Inc.

    Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

    SEPARATE ACCOUNT VL II -- was established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.
                                    SERVICES

    SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

    INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company (formerly ITT Hartford Life and Annuity Insurance Company) which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                          DISTRIBUTION OF THE POLICIES


    Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and is located at the same address as Hartford. HESCO is controlled by Hartford. HESCO offers the policies on a continuous basis. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").



    The policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.



    During the first policy year, the maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 45% of the premiums paid up to the death benefit guarantee premium and 2.5% of any excess. In policy years 2 through 10, such sales commissions will not exceed 5% of premiums paid. Thereafter, agent commissions will not exceed 2% of premiums paid. Additionally, expense allowances may be paid. A sales representative may be required to return all or a portion of the commissions paid if a policy sold by such sales representative terminates prior to the policy's second policy anniversary.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


    Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the charges described in this Prospectus.



    In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policy owners to purchase, hold or surrender variable insurance products.



    The following table shows officers and directors of HESCO:



NAME AND PRINCIPAL
BUSINESS ADDRESS         POSITIONS AND OFFICES
-----------------------  ----------------------------------------
Lowndes A. Smith         President and Chief Executive Officer,
                          Director
Thomas M. Marra          Executive Vice President, Director
Peter W. Cummins         Senior Vice President
Lynda Godkin             Senior Vice President, General Counsel
                          and Corporate Secretary
J. Richard Garrett       Vice President
Donald A. Salama         Vice President
Donald E. Waggaman, Jr.  Treasurer
George R. Jay            Controller


                             ADDITIONAL INFORMATION
                                 ABOUT CHARGES

    SALES LOAD -- The maximum sales load under the policy is 6% of premium in order to cover expenses related to the sale and distribution of the Policy.

    REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, e.g., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in Separate Account VL II.

    UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 20 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

    Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

    INCREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

    We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

    All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of 1/12 of $1 per $1,000 of each increase per month for the first twelve months from the effective date of each increase. This amount will not be less than 1/12 of $500 but not greater than 1/12 of $3,000.

STATEMENT OF ADDITIONAL INFORMATION                                            9
--------------------------------------------------------------------------------

                 ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES
                           AND CASH SURRENDER VALUES

    The following tables illustrate the way in which a Policy operates. They show how the Death Benefit, Account Values and Cash Surrender Values could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The illustrations assume the following: (a) a male, preferred non-nicotine, age 55, and a female, preferred non-nicotine, age 55, with $1,000,000 of Face Amount, a Death Benefit Guarantee Amount of $500,000, and a premium of $10,000.00 paid in all years; (b) a male, preferred non-nicotine, age 55, and a female, preferred non-nicotine, age 55, with $1,000,000 of Face Amount, a Death Benefit Guarantee Amount of $1,000,000, and a premium of $20,000.00 paid in all years.

    The Death Benefit, Account Value and Cash Surrender Value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan was made during the period of time illustrated.

    The tables reflect the deductions of current Policy charges and guaranteed Policy charges for a single gross interest rate. The Death Benefits, Account Values and Cash Surrender Values would change if current Cost of Insurance charges change.

    The amounts shown for the Death Benefits, Account Values and Cash Surrender Values as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.70% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.70% average daily charge) of -.70%, 5.30% and 11.30%, respectively.

    In addition, the Death Benefits, Account Values and Cash Surrender Values as of the end of each Policy Year take into account the front-end sales load, premium tax charge (assumed to be 1.75% in these illustrations), Cost of Insurance charge, monthly administrative fee, and mortality and expense risk charge.

    The hypothetical returns shown in the tables are without any tax charges that may be allocable to the Separate Account in the future. In order to produce after-tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0%, 6%, 12%, respectively, to cover any tax charges.

    The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes, of 5% per year, compounded annually.

    Hartford will furnish, upon request, a comparable illustration reflecting the proposed Insured's age and risk classification, Face Amount or initial premium requested, and reflecting guaranteed Cost of Insurance rates. Hartford will also furnish an additional similar illustration reflecting current Cost of Insurance rates which may be less than, but never greater than, the guaranteed Cost of Insurance rates.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                   $1,000,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $20,000 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)

                                         CURRENT CHARGES*                       GUARANTEED CHARGES**
               PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                      CASH                                     CASH
  POLICY    AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR        PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ---------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             21,000        13,274          --       1,000,000       13,274          --       1,000,000
      2             43,050        26,740      12,242       1,000,000       26,241      11,744       1,000,000
      3             66,203        40,004      25,506       1,000,000       38,884      24,387       1,000,000
      4             90,513        53,063      40,637       1,000,000       51,181      38,755       1,000,000
      5            116,038        65,914      55,558       1,000,000       63,108      52,753       1,000,000

      6            142,840        78,799      70,515       1,000,000       74,869      66,585       1,000,000
      7            170,982        91,464      85,251       1,000,000       86,180      79,967       1,000,000
      8            200,531       103,901      99,758       1,000,000       96,981      92,839       1,000,000
      9            231,558       116,100     114,029       1,000,000      107,197     105,126       1,000,000
     10            264,136       128,048     128,048       1,000,000      116,742     116,742       1,000,000

     11            298,343       144,865     144,865       1,000,000      130,234     130,234       1,000,000
     12            334,260       161,436     161,436       1,000,000      142,843     142,843       1,000,000
     13            371,973       177,757     177,757       1,000,000      154,474     154,474       1,000,000
     14            411,571       193,811     193,811       1,000,000      165,025     165,025       1,000,000
     15            453,150       209,590     209,590       1,000,000      174,353     174,353       1,000,000

     16            496,807       225,078     225,078       1,000,000      182,263     182,263       1,000,000
     17            542,648       240,249     240,249       1,000,000      188,494     188,494       1,000,000
     18            590,780       255,079     255,079       1,000,000      192,696     192,696       1,000,000
     19            641,319       269,533     269,533       1,000,000      194,448     194,448       1,000,000
     20            694,385       283,568     283,568       1,000,000      193,280     193,280       1,000,000

     25          1,002,269       344,965     344,965       1,000,000      122,975     122,975       1,000,000
     30          1,395,216       375,831     120,993       1,000,000           --          --              --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 6% IN YEAR 1 AND 4%
      THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 6% IN ALL YEARS. THE
      SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY SUBTRACTING THE
      CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH VALUES WILL DIFFER IF
      PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                   $1,000,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $20,000 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS       ------------------------------------   --------------------------------------
  END OF      ACCUMULATED                     CASH                                    CASH
  POLICY    AT 5% INTEREST     ACCOUNT     SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR        PER YEAR         VALUE        VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ---------------   ----------   ----------   ----------   -----------   -----------   ----------
      1             21,000        14,213          --     1,000,000       14,213          --       1,000,000
      2             43,050        29,471      14,974     1,000,000       28,946      14,448       1,000,000
      3             66,203        45,410      30,912     1,000,000       44,202      29,705       1,000,000
      4             90,513        62,053      49,627     1,000,000       59,979      47,553       1,000,000
      5            116,038        79,426      69,070     1,000,000       76,272      65,917       1,000,000

      6            142,840        97,809      89,525     1,000,000       93,314      85,029       1,000,000
      7            170,982       116,987     110,773     1,000,000      110,846     104,633       1,000,000
      8            200,531       136,985     132,842     1,000,000      128,831     124,689       1,000,000
      9            231,558       157,829     155,758     1,000,000      147,215     145,144       1,000,000
     10            264,136       179,541     179,541     1,000,000      165,936     165,936       1,000,000

     11            298,343       207,574     207,574     1,000,000      189,870     189,870       1,000,000
     12            334,260       236,905     236,905     1,000,000      214,289     214,289       1,000,000
     13            371,973       267,589     267,589     1,000,000      239,147     239,147       1,000,000
     14            411,571       299,678     299,678     1,000,000      264,396     264,396       1,000,000
     15            453,150       333,232     333,232     1,000,000      289,962     289,962       1,000,000

     16            496,807       368,312     368,312     1,000,000      315,740     315,740       1,000,000
     17            542,648       404,973     404,973     1,000,000      341,583     341,583       1,000,000
     18            590,780       443,281     443,281     1,000,000      367,294     367,294       1,000,000
     19            641,319       483,302     483,302     1,000,000      392,651     392,651       1,000,000
     20            694,385       525,103     525,103     1,000,000      417,436     417,436       1,000,000

     25          1,002,269       763,873     763,873     1,000,000      526,271     526,271              --
     30          1,395,216     1,065,778   1,065,778     1,119,067      582,742     582,742              --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 6% IN YEAR 1 AND 4%
      THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 6% IN ALL YEARS. THE
      SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY SUBTRACTING THE
      CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH VALUES WILL DIFFER IF
      PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                   $1,000,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $20,000 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)

                                         CURRENT CHARGES*                       GUARANTEED CHARGES**
               PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                      CASH                                     CASH
  POLICY    AT 5% INTEREST     ACCOUNT      SURRENDER       DEATH       ACCOUNT      SURRENDER       DEATH
   YEAR        PER YEAR         VALUE         VALUE        BENEFIT       VALUE         VALUE        BENEFIT
  -------   ---------------   ----------   ------------   ----------   ----------   ------------   ----------
      1             21,000        15,155         657       1,000,000       15,155         657       1,000,000
      2             43,050        32,325      17,827       1,000,000       31,773      17,275       1,000,000
      3             66,203        51,283      36,786       1,000,000       49,985      35,487       1,000,000
      4             90,513        72,212      59,785       1,000,000       69,932      57,506       1,000,000
      5            116,038        95,309      84,953       1,000,000       91,772      81,416       1,000,000

      6            142,840       121,059     112,775       1,000,000      115,921     107,636       1,000,000
      7            170,982       149,471     143,258       1,000,000      142,328     136,115       1,000,000
      8            200,531       180,815     176,672       1,000,000      171,180     167,038       1,000,000
      9            231,558       215,388     213,317       1,000,000      202,674     200,603       1,000,000
     10            264,136       253,518     253,518       1,000,000      237,032     237,032       1,000,000

     11            298,343       301,352     301,352       1,000,000      279,729     279,729       1,000,000
     12            334,260       354,294     354,294       1,000,000      326,485     326,485       1,000,000
     13            371,973       412,894     412,894       1,000,000      377,742     377,742       1,000,000
     14            411,571       477,755     477,755       1,000,000      434,015     434,015       1,000,000
     15            453,150       549,556     549,556       1,000,000      495,900     495,900       1,000,000

     16            496,807       629,053     629,053       1,000,000      564,091     564,091       1,000,000
     17            542,648       717,088     717,088       1,000,000      639,422     639,422       1,000,000
     18            590,780       814,611     814,611       1,000,000      722,918     722,918       1,000,000
     19            641,319       922,692     922,692       1,005,735      815,895     815,895       1,000,000
     20            694,385     1,042,446   1,042,446       1,115,418      920,075     920,075       1,000,000

     25          1,002,269     1,863,248   1,863,248       1,956,410    1,635,688   1,635,688       1,717,472
     30          1,395,216     3,221,867   3,221,867       3,382,960    2,782,789   2,782,789       2,921,929

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 6% IN YEAR 1 AND 4%
      THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 6% IN ALL YEARS. THE
      SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY SUBTRACTING THE
      CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH VALUES WILL DIFFER IF
      PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                    $500,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $10,000 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)

                                        CURRENT CHARGES*                    GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   --------------------------------
  END OF     ACCUMULATED                      CASH                                CASH
  POLICY    AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT   SURRENDER     DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE      VALUE      BENEFIT
  -------   --------------   -----------   -----------   ----------   -------   ---------   ----------
      1          10,500           6,409          --       1,000,000    6,409         --      1,000,000
      2          21,525          12,910       5,234       1,000,000   12,607      4,931      1,000,000
      3          33,101          19,308      11,632       1,000,000   18,573     10,897      1,000,000
      4          45,256          25,599      19,020       1,000,000   24,282     17,703      1,000,000
      5          58,019          31,777      26,294       1,000,000   29,704     24,221      1,000,000

      6          71,420          38,083      33,697       1,000,000   35,039     30,652      1,000,000
      7          85,491          44,260      40,971       1,000,000   39,994     36,704      1,000,000
      8         100,266          50,298      48,105       1,000,000   44,499     42,306      1,000,000
      9         115,779          56,184      55,088       1,000,000   48,468     47,372      1,000,000
     10         132,068          61,901      61,901       1,000,000   51,802     51,802      1,000,000

     11         149,171          70,174      70,174       1,000,000   56,757     56,757      1,000,000
     12         167,130          78,296      78,296       1,000,000   60,835     60,835      1,000,000
     13         185,986          86,259      86,259       1,000,000   63,913     63,913      1,000,000
     14         205,786          94,042      94,042       1,000,000   65,855     65,855      1,000,000
     15         226,575         101,631     101,631       1,000,000   66,473     66,473      1,000,000

     16         248,404         109,006     109,006       1,000,000   65,518     65,518      1,000,000
     17         271,324         116,130     116,130       1,000,000   62,652     62,652      1,000,000
     18         295,390         122,970     122,970       1,000,000   57,425     57,425      1,000,000
     19         320,660         129,479     129,479       1,000,000   49,287     49,287      1,000,000
     20         347,193         135,595     135,595       1,000,000   37,613     37,613      1,000,000

     25         501,135         156,772     156,772       1,000,000       --         --        500,000
     30         697,608         139,059     139,059       1,000,000       --         --             --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 6% IN YEAR 1 AND 4%
      THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 6% IN ALL YEARS. THE
      SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY SUBTRACTING THE
      CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH VALUES WILL DIFFER IF
      PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                    $500,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $10,000 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)

                                        CURRENT CHARGES*                       GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   --------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  POLICY    AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   -----------   ----------
      1          10,500           6,871          --       1,000,000        6,871          --       1,000,000
      2          21,525          14,247       6,570       1,000,000       13,928       6,252       1,000,000
      3          33,101          21,946      14,270       1,000,000       21,158      13,482       1,000,000
      4          45,256          29,977      23,397       1,000,000       28,537      21,958       1,000,000
      5          58,019          38,346      32,863       1,000,000       36,040      30,557       1,000,000

      6          71,420          47,318      42,932       1,000,000       43,874      39,488       1,000,000
      7          85,491          56,655      53,365       1,000,000       51,756      48,466       1,000,000
      8         100,266          66,363      64,170       1,000,000       59,612      57,418       1,000,000
      9         115,779          76,444      75,347       1,000,000       67,351      66,254       1,000,000
     10         132,068          86,896      86,896       1,000,000       74,863      74,863       1,000,000

     11         149,171         100,609     100,609       1,000,000       84,510      84,510       1,000,000
     12         167,130         114,925     114,925       1,000,000       93,812      93,812       1,000,000
     13         185,986         129,865     129,865       1,000,000      102,635     102,635       1,000,000
     14         205,786         145,437     145,437       1,000,000      110,822     110,822       1,000,000
     15         226,575         161,658     161,658       1,000,000      118,166     118,166       1,000,000

     16         248,404         178,540     178,540       1,000,000      124,390     124,390       1,000,000
     17         271,324         196,081     196,081       1,000,000      129,126     129,126       1,000,000
     18         295,390         214,284     214,284       1,000,000      131,885     131,885       1,000,000
     19         320,660         233,141     233,141       1,000,000      132,068     132,068       1,000,000
     20         347,193         252,634     252,634       1,000,000      128,981     128,981       1,000,000

     25         501,135         358,102     358,102       1,000,000       31,418      31,418       1,000,000
     30         697,608         464,468     464,468       1,000,000           --          --              --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 6% IN YEAR 1 AND 4%
      THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 6% IN ALL YEARS. THE
      SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY SUBTRACTING THE
      CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH VALUES WILL DIFFER IF
      PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           15
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                    $500,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $10,000 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)

                                         CURRENT CHARGES*                       GUARANTEED CHARGES**
               PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                      CASH                                     CASH
  POLICY    AT 5% INTEREST     ACCOUNT      SURRENDER       DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE        BENEFIT        VALUE         VALUE       BENEFIT
  -------   ---------------   ----------   ------------   ----------   -----------   -----------   ----------
      1             10,500         7,335          --       1,000,000        7,335          --       1,000,000
      2             21,525        15,644       7,968       1,000,000       15,311       7,634       1,000,000
      3             33,101        24,813      17,137       1,000,000       23,971      16,295       1,000,000
      4             45,256        34,926      28,347       1,000,000       33,356      26,777       1,000,000
      5             58,019        46,074      40,591       1,000,000       43,512      38,029       1,000,000

      6             71,420        58,620      54,234       1,000,000       54,727      50,341       1,000,000
      7             85,491        72,441      69,151       1,000,000       66,809      63,519       1,000,000
      8            100,266        87,657      85,464       1,000,000       79,777      77,584       1,000,000
      9            115,779       104,404      69,468       1,000,000       93,638      92,542       1,000,000
     10            132,068       122,821     122,821       1,000,000      108,392     108,392       1,000,000

     11            149,171       146,144     146,144       1,000,000      126,654     126,654       1,000,000
     12            167,130       171,925     171,925       1,000,000      146,117     146,117       1,000,000
     13            185,986       200,422     200,422       1,000,000      166,823     166,823       1,000,000
     14            205,786       231,910     231,910       1,000,000      188,814     188,814       1,000,000
     15            226,575       266,704     266,704       1,000,000      212,114     212,114       1,000,000

     16            248,404       305,148     305,148       1,000,000      236,714     236,714       1,000,000
     17            271,324       347,616     347,616       1,000,000      262,564     262,564       1,000,000
     18            295,390       394,533     394,533       1,000,000      289,567     289,567       1,000,000
     19            320,660       446,366     446,366       1,000,000      317,602     317,602       1,000,000
     20            347,193       503,640     503,640       1,000,000      346,565     346,565       1,000,000

     25            501,135       895,729     895,729       1,000,000      505,454     505,454       1,000,000
     30            697,608     1,550,757   1,550,757       1,628,295      706,558     706,558       1,000,000

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 6% IN YEAR 1 AND 4%
      THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 6% IN ALL YEARS. THE
      SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY SUBTRACTING THE
      CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH VALUES WILL DIFFER IF
      PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                      This page intentionally left blank.

                 Financial Statements of Separate Account VL II

SA-2                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT VARIABLE LIFE TWO

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998 (UNAUDITED)

                                  BOND FUND     STOCK FUND
                                 SUB-ACCOUNT    SUB-ACCOUNT
                                -------------   -----------
ASSETS:
Investments:
  Hartford Bond HLS Fund, Inc.
    Shares           2,132,205
    Cost           $ 2,318,402
    Market Value..............    $ 2,304,199       --
  Hartford Stock HLS Fund,
   Inc.
    Shares             791,346
    Cost           $ 4,632,387
    Market Value..............       --         $ 5,192,546
  Hartford Money Market HLS
   Fund, Inc.
    Shares          12,981,615
    Cost           $12,981,615
    Market Value..............       --             --
  Hartford Advisers HLS Fund,
   Inc.
    Shares           1,091,175
    Cost           $ 3,029,766
    Market Value..............       --             --
  Hartford Capital
   Appreciation HLS Fund, Inc.
    Shares             729,577
    Cost           $ 3,165,354
    Market Value..............       --             --
  Hartford Mortgage Securities
   HLS Fund, Inc.
    Shares              40,097
    Cost             $  44,447
    Market Value..............       --             --
  Hartford Index HLS Fund,
   Inc.
    Shares           2,920,622
    Cost           $ 8,806,337
    Market Value..............       --             --
  Hartford International
   Opportunities HLS Fund,
   Inc.
    Shares           1,085,187
    Cost           $ 1,406,135
    Market Value..............       --             --
  Due from Hartford Life and
   Annuity Insurance
   Company....................             37        26,077
  Receivable from fund shares
   sold.......................       --             --
                                -------------   -----------
  Total Assets................      2,304,236     5,218,623
                                -------------   -----------
LIABILITIES:
  Due to Hartford Life and
   Annuity Insurance
   Company....................       --             --
  Payable for fund shares
   purchased..................             44        26,052
                                -------------   -----------
  Total Liabilities...........             44        26,052
                                -------------   -----------
  Net Assets (variable life
   contract liabilities)......    $ 2,304,192   $ 5,192,571
                                -------------   -----------
                                -------------   -----------
Units Owned by Participants...      1,551,309     1,654,836
Unit Values...................    $  1.485321   $  3.137815

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 SA-3
--------------------------------------------------------------------------------

                                 MONEY                            CAPITAL           MORTGAGE                       INTERNATIONAL
                              MARKET FUND    ADVISERS FUND   APPRECIATION FUND   SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND
                              SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                              ------------   -------------   -----------------   ---------------   -----------   ------------------
ASSETS:
Investments:
  Hartford Bond HLS Fund, Inc.
    Shares           2,132,205
    Cost           $ 2,318,402
    Market Value..............      --           --               --                  --               --              --
  Hartford Stock HLS Fund,
   Inc.
    Shares             791,346
    Cost           $ 4,632,387
    Market Value..............      --           --               --                  --               --              --
  Hartford Money Market HLS
   Fund, Inc.
    Shares          12,981,615
    Cost           $12,981,615
    Market Value.............. $ 12,981,615      --               --                  --               --              --
  Hartford Advisers HLS Fund,
   Inc.
    Shares           1,091,175
    Cost           $ 3,029,766
    Market Value..............      --        $3,257,433          --                  --               --              --
  Hartford Capital
   Appreciation HLS Fund, Inc.
    Shares             729,577
    Cost           $ 3,165,354
    Market Value..............      --           --             $3,472,117            --               --              --
  Hartford Mortgage Securities
   HLS Fund, Inc.
    Shares              40,097
    Cost             $  44,447
    Market Value..............      --           --               --               $   43,487          --              --
  Hartford Index HLS Fund,
   Inc.
    Shares           2,920,622
    Cost           $ 8,806,337
    Market Value..............      --           --               --                  --           $10,427,941         --
  Hartford International
   Opportunities HLS Fund,
   Inc.
    Shares           1,085,187
    Cost           $ 1,406,135
    Market Value..............      --           --               --                  --               --            $1,470,274
  Due from Hartford Life and
   Annuity Insurance
   Company....................      118,848           20            17,159            --                14,175           12,605
  Receivable from fund shares
   sold.......................      --           --               --                  --               --              --
                              ------------   -------------   -----------------   ---------------   -----------   ------------------
  Total Assets................   13,100,463    3,257,453         3,489,276             43,487       10,442,116        1,482,879
                              ------------   -------------   -----------------   ---------------   -----------   ------------------
LIABILITIES:
  Due to Hartford Life and
   Annuity Insurance
   Company....................      --           --               --                  --               --              --
  Payable for fund shares
   purchased..................      118,713           45            17,190            --                14,242           12,641
                              ------------   -------------   -----------------   ---------------   -----------   ------------------
  Total Liabilities...........      118,713           45            17,190            --                14,242           12,641
                              ------------   -------------   -----------------   ---------------   -----------   ------------------
  Net Assets (variable life
   contract liabilities)...... $ 12,981,750   $3,257,408        $3,472,086         $   43,487      $10,427,874       $1,470,238
                              ------------   -------------   -----------------   ---------------   -----------   ------------------
                              ------------   -------------   -----------------   ---------------   -----------   ------------------
Units Owned by Participants...    9,956,078    1,342,105         1,407,660             30,198        3,505,476          865,269
Unit Values................... $   1.303902   $ 2.427089        $ 2.466566         $ 1.440067      $  2.974738       $ 1.699168

SA-4                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT VARIABLE LIFE TWO

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998 (UNAUDITED)


                                               FIDELITY VIP
                                DIVIDEND AND   EQUITY-INCOME
                                GROWTH FUND     PORTFOLIO
                                SUB-ACCOUNT    SUB-ACCOUNT
                                ------------   ------------
ASSETS:
Investments:
  Hartford Dividend and Growth
   HLS Fund, Inc.
    Shares           1,055,565
    Cost            $2,159,136
    Market Value..............   $2,280,532        --
  Fidelity VIP Equity-Income
   Portfolio
    Shares              53,993
    Cost            $1,298,173
    Market Value..............      --          $1,372,514
  Fidelity VIP Overseas
   Portfolio
    Shares              47,654
    Cost             $ 911,449
    Market Value..............      --             --
  Fidelity VIP II Asset
   Manager Portfolio
    Shares              21,404
    Cost             $ 371,018
    Market Value..............      --             --
  Hartford Growth and Income
   HLS Fund
    Shares              36,103
    Cost             $  38,125
    Market Value..............      --             --
  Hartford International
   Advisers HLS Fund, Inc.
    Shares              69,593
    Cost             $  75,997
    Market Value..............      --             --
  Hartford Small Company HLS
   Fund, Inc.
    Shares              64,192
    Cost             $  72,344
    Market Value..............      --             --
  Hartford MidCap HLS Fund,
   Inc.
    Shares              61,941
    Cost             $  80,971
    Market Value..............      --             --
  Due from Hartford Life and
   Annuity Insurance
   Company....................       12,768        --
  Receivable from fund shares
   sold.......................      --             --
                                ------------   ------------
  Total Assets................    2,293,300      1,372,514
                                ------------   ------------
LIABILITIES:
  Due to Hartford Life and
   Annuity Insurance
   Company....................      --                  18
  Payable for fund shares
   purchased..................       12,795        --
                                ------------   ------------
  Total Liabilities...........       12,795             18
                                ------------   ------------
  Net Assets (variable life
   contract liabilities)......   $2,280,505     $1,372,496
                                ------------   ------------
                                ------------   ------------
Units Owned by Participants...      980,098        700,553
Unit Values...................   $ 2.326815     $ 1.959216


   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 SA-5
--------------------------------------------------------------------------------


                              FIDELITY VIP   FIDELITY VIP II                  INTERNATIONAL
                                OVERSEAS      ASSET MANAGER     GROWTH AND      ADVISERS         SMALL          MIDCAP
                               PORTFOLIO        PORTFOLIO      INCOME FUND        FUND        COMPANY FUND       FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                              ------------   ---------------   ------------   -------------   ------------   ------------
ASSETS:
Investments:
  Hartford Dividend and Growth
   HLS Fund, Inc.
    Shares           1,055,565
    Cost            $2,159,136
    Market Value..............      --            --               --              --             --              --
  Fidelity VIP Equity-Income
   Portfolio
    Shares              53,993
    Cost            $1,298,173
    Market Value..............      --            --               --              --             --              --
  Fidelity VIP Overseas
   Portfolio
    Shares              47,654
    Cost             $ 911,449
    Market Value..............  $   955,461       --               --              --             --              --
  Fidelity VIP II Asset
   Manager Portfolio
    Shares              21,404
    Cost             $ 371,018
    Market Value..............      --         $  388,704          --              --             --              --
  Hartford Growth and Income
   HLS Fund
    Shares              36,103
    Cost             $  38,125
    Market Value..............      --            --            $   42,817         --             --              --
  Hartford International
   Advisers HLS Fund, Inc.
    Shares              69,593
    Cost             $  75,997
    Market Value..............      --            --               --           $   80,358        --              --
  Hartford Small Company HLS
   Fund, Inc.
    Shares              64,192
    Cost             $  72,344
    Market Value..............      --            --               --              --          $   84,806         --
  Hartford MidCap HLS Fund,
   Inc.
    Shares              61,941
    Cost             $  80,971
    Market Value..............      --            --               --              --             --          $    89,149
  Due from Hartford Life and
   Annuity Insurance
   Company....................        2,473             2            6,368         --                   1         --
  Receivable from fund shares
   sold.......................      --            --               --              --             --              --
                              ------------   ---------------   ------------   -------------   ------------   ------------
  Total Assets................      957,934       388,706           49,185          80,358         84,807          89,149
                              ------------   ---------------   ------------   -------------   ------------   ------------
LIABILITIES:
  Due to Hartford Life and
   Annuity Insurance
   Company....................      --            --               --              --             --              --
  Payable for fund shares
   purchased..................        2,474       --                 6,367         --             --              --
                              ------------   ---------------   ------------   -------------   ------------   ------------
  Total Liabilities...........        2,474       --                 6,367         --             --              --
                              ------------   ---------------   ------------   -------------   ------------   ------------
  Net Assets (variable life
   contract liabilities)......  $   955,460    $  388,706       $   42,818      $   80,358     $   84,807     $    89,149
                              ------------   ---------------   ------------   -------------   ------------   ------------
                              ------------   ---------------   ------------   -------------   ------------   ------------
Units Owned by Participants...      624,827       221,943           37,201          79,762         78,789          80,771
Unit Values...................  $  1.529160    $ 1.751379       $ 1.150984      $ 1.007480     $ 1.076363     $  1.103726

SA-6                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT VARIABLE LIFE TWO

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998 (UNAUDITED)

                                 BOND FUND    STOCK FUND
                                SUB-ACCOUNT   SUB-ACCOUNT
                                -----------   -----------
INVESTMENT INCOME:
  Dividends...................    $106,052      $ 38,074
                                -----------   -----------
CAPITAL GAINS INCOME..........      --            18,418
                                -----------   -----------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   security transactions......         746        (2,645)
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................     (16,930)      557,352
                                -----------   -----------
    Net gain (loss) on
     investments..............     (16,184)      554,707
                                -----------   -----------
    Net increase (decrease) in
     net assets resulting from
     operations...............    $ 89,868      $611,199
                                -----------   -----------
                                -----------   -----------

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 SA-7
--------------------------------------------------------------------------------

                                   MONEY
                                MARKET FUND   ADVISERS FUND
                                SUB-ACCOUNT    SUB-ACCOUNT
                                -----------   -------------
INVESTMENT INCOME:
  Dividends...................   $178,529       $ 63,199
                                -----------   -------------
CAPITAL GAINS INCOME..........     --             11,531
                                -----------   -------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   security transactions......     --              1,768
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................     --            224,740
                                -----------   -------------
    Net gain (loss) on
     investments..............     --            226,508
                                -----------   -------------
    Net increase (decrease) in
     net assets resulting from
     operations...............   $178,529       $301,238
                                -----------   -------------
                                -----------   -------------

                                     CAPITAL            MORTGAGE                       INTERNATIONAL
                                APPRECIATION FUND    SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                ------------------   ---------------   -----------   ------------------
INVESTMENT INCOME:
  Dividends...................      $ 17,887             $2,575        $    79,420        $ 18,410
                                    --------             ------        -----------        --------
CAPITAL GAINS INCOME..........        30,576             --                 12,992          17,744
                                    --------             ------        -----------        --------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   security transactions......        (3,241)              (114)            14,698              77
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................       308,545                147          1,617,496          73,152
                                    --------             ------        -----------        --------
    Net gain (loss) on
     investments..............       305,304                 33          1,632,194          73,229
                                    --------             ------        -----------        --------
    Net increase (decrease) in
     net assets resulting from
     operations...............      $353,767             $2,608        $ 1,724,606        $109,383
                                    --------             ------        -----------        --------
                                    --------             ------        -----------        --------

SA-8                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT VARIABLE LIFE TWO

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998 (UNAUDITED)

                                                    FIDELITY VIP
                                    DIVIDEND AND   EQUITY-INCOME
                                    GROWTH FUND      PORTFOLIO
                                    SUB-ACCOUNT     SUB-ACCOUNT
                                    ------------   --------------
INVESTMENT INCOME:
  Dividends...................        $ 33,160        $ 1,864
                                    ------------      -------
CAPITAL GAINS INCOME..........           8,141          6,635
                                    ------------      -------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   security transactions......              63         (1,856)
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................         117,405         70,207
                                    ------------      -------
    Net gain (loss) on
     investments..............         117,468         68,351
                                    ------------      -------
    Net increase (decrease) in
     net assets resulting from
     operations...............        $158,769        $76,850
                                    ------------      -------
                                    ------------      -------
*From inception, August 3,
  1998, to December 31, 1998

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 SA-9
--------------------------------------------------------------------------------

                                            FIDELITY VIP
                               FIDELITY          II
                                  VIP          ASSET                      INTERNATIONAL
                               OVERSEAS       MANAGER       GROWTH AND      ADVISERS        SMALL          MIDCAP
                               PORTFOLIO     PORTFOLIO     INCOME FUND        FUND       COMPANY FUND       FUND
                              SUB- ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT*   SUB-ACCOUNT*   SUB-ACCOUNT*   SUB-ACCOUNT*
                              -----------   ------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME:
  Dividends...................   $   540      $ 5,839         $  138         $--           $--            $--
                              -----------   ------------      ------         ------      ------------     ------
CAPITAL GAINS INCOME..........     1,592       17,517         --             --             --             --
                              -----------   ------------      ------         ------      ------------     ------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   security transactions......        89          (16)            21            308           (148)           19
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................    44,647       15,814          4,692          4,361         12,462         8,178
                              -----------   ------------      ------         ------      ------------     ------
    Net gain (loss) on
     investments..............    44,736       15,798          4,713          4,669         12,314         8,197
                              -----------   ------------      ------         ------      ------------     ------
    Net increase (decrease) in
     net assets resulting from
     operations...............   $46,868      $39,154         $4,851         $4,669        $12,314        $8,197
                              -----------   ------------      ------         ------      ------------     ------
                              -----------   ------------      ------         ------      ------------     ------
*From inception, August 3,
  1998, to December 31, 1998

SA-10                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT VARIABLE LIFE TWO
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (UNAUDITED)

                                  BOND FUND     STOCK FUND
                                 SUB-ACCOUNT    SUB-ACCOUNT
                                -------------   -----------
OPERATIONS:
  Net investment income           $   106,052   $    38,074
  Capital gains income........       --              18,418
  Net realized gain (loss) on
   security transactions......            746        (2,645)
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................        (16,930)      557,352
                                -------------   -----------
  Net increase (decrease) in
   net assets resulting from
   operations.................         89,868       611,199
                                -------------   -----------
UNIT TRANSACTIONS:
  Purchases...................        219,212       486,207
  Net transfers...............      1,873,633     4,031,316
  Surrenders..................        (22,489)      (93,425)
  Loan withdrawals............        (63,707)          (57)
  Cost of insurance...........        (39,274)      (74,817)
                                -------------   -----------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........      1,967,375     4,349,224
                                -------------   -----------
  Total increase (decrease) in
   net assets.................      2,057,243     4,960,423
NET ASSETS:
  Beginning of period.........        246,949       232,148
                                -------------   -----------
  End of period...............    $ 2,304,192   $ 5,192,571
                                -------------   -----------
                                -------------   -----------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                  BOND FUND     STOCK FUND
                                 SUB-ACCOUNT    SUB-ACCOUNT
                                -------------   -----------
OPERATIONS:
  Net investment income           $    10,020   $     1,517
  Capital gains income........       --                 113
  Net realized gain (loss) on
   security transactions......            281           287
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................          3,212         2,743
                                -------------   -----------
  Net increase (decrease) in
   net assets resulting from
   operations.................         13,513         4,660
                                -------------   -----------
UNIT TRANSACTIONS:
  Purchases...................         16,326         9,295
  Net transfers...............        161,664       224,575
  Surrenders..................         (4,558)       (6,421)
  Cost of insurance...........         (4,584)       (1,028)
                                -------------   -----------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........        168,848       226,421
                                -------------   -----------
  Total increase (decrease) in
   net assets.................        182,361       231,081
NET ASSETS:
  Beginning of period.........         64,588         1,067
                                -------------   -----------
  End of period...............    $   246,949   $   232,148
                                -------------   -----------
                                -------------   -----------

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                SA-11
--------------------------------------------------------------------------------

                                   MONEY                            CAPITAL           MORTGAGE
                                MARKET FUND    ADVISERS FUND   APPRECIATION FUND   SECURITIES FUND   INDEX FUND
                                SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT
                                ------------   -------------   -----------------   ---------------   -----------
OPERATIONS:
  Net investment income         $    178,529    $   63,199        $   17,887          $  2,575       $    79,420
  Capital gains income........       --             11,531            30,576           --                 12,992
  Net realized gain (loss) on
   security transactions......       --              1,768            (3,241)             (114)           14,698
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................       --            224,740           308,545               147         1,617,496
                                ------------   -------------   -----------------   ---------------   -----------
  Net increase (decrease) in
   net assets resulting from
   operations.................       178,529       301,238           353,767             2,608         1,724,606
                                ------------   -------------   -----------------   ---------------   -----------
UNIT TRANSACTIONS:
  Purchases...................    44,552,053       332,157           483,397             7,687           443,474
  Net transfers...............   (32,394,672)    2,418,661         2,506,371           (37,994)        8,055,206
  Surrenders..................      (423,409)      (40,763)          (79,406)           (1,565)         (110,057)
  Loan withdrawals............        (6,910)      (23,103)         --                 --                --
  Cost of insurance...........      (362,173)      (28,973)          (51,821)           (4,367)          (60,585)
                                ------------   -------------   -----------------   ---------------   -----------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........    11,364,889     2,657,979         2,858,541           (36,239)        8,328,038
                                ------------   -------------   -----------------   ---------------   -----------
  Total increase (decrease) in
   net assets.................    11,543,418     2,959,217         3,212,308           (33,631)       10,052,644
NET ASSETS:
  Beginning of period.........     1,438,332       298,191           259,778            77,118           375,230
                                ------------   -------------   -----------------   ---------------   -----------
  End of period...............  $ 12,981,750    $3,257,408        $3,472,086          $ 43,487       $10,427,874
                                ------------   -------------   -----------------   ---------------   -----------
                                ------------   -------------   -----------------   ---------------   -----------

                                   MONEY                            CAPITAL           MORTGAGE
                                MARKET FUND    ADVISERS FUND   APPRECIATION FUND   SECURITIES FUND   INDEX FUND
                                SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT
                                ------------   -------------   -----------------   ---------------   -----------
OPERATIONS:
  Net investment income         $     22,397    $    4,523        $      817          $  2,894       $     3,998
  Capital gains income........       --              1,075               385           --                    574
  Net realized gain (loss) on
   security transactions......       --                 (3)            2,118                25               911
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................       --              3,056            (1,824)           (1,118)            4,041
                                ------------   -------------   -----------------   ---------------   -----------
  Net increase (decrease) in
   net assets resulting from
   operations.................        22,397         8,651             1,496             1,801             9,524
                                ------------   -------------   -----------------   ---------------   -----------
UNIT TRANSACTIONS:
  Purchases...................     4,374,149        16,165            16,079             1,604            28,684
  Net transfers...............    (2,888,312)      256,828           253,669            76,343           352,567
  Surrenders..................       (61,718)       (2,671)           (7,630)             (883)           (9,226)
  Cost of insurance...........       (55,698)         (811)           (4,880)           (2,772)           (7,390)
                                ------------   -------------   -----------------   ---------------   -----------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........     1,368,421       269,511           257,238            74,292           364,635
                                ------------   -------------   -----------------   ---------------   -----------
  Total increase (decrease) in
   net assets.................     1,390,818       278,162           258,734            76,093           374,159
NET ASSETS:
  Beginning of period.........        47,514        20,029             1,044             1,025             1,071
                                ------------   -------------   -----------------   ---------------   -----------
  End of period...............  $  1,438,332    $  298,191        $  259,778          $ 77,118       $   375,230
                                ------------   -------------   -----------------   ---------------   -----------
                                ------------   -------------   -----------------   ---------------   -----------

                                  INTERNATIONAL
                                OPPORTUNITIES FUND
                                   SUB-ACCOUNT
                                ------------------
OPERATIONS:
  Net investment income             $   18,410
  Capital gains income........          17,744
  Net realized gain (loss) on
   security transactions......              77
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................          73,152
                                ------------------
  Net increase (decrease) in
   net assets resulting from
   operations.................         109,383
                                ------------------
UNIT TRANSACTIONS:
  Purchases...................         286,640
  Net transfers...............       1,011,184
  Surrenders..................         (27,008)
  Loan withdrawals............         (17,916)
  Cost of insurance...........         (39,292)
                                ------------------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........       1,213,608
                                ------------------
  Total increase (decrease) in
   net assets.................       1,322,991
NET ASSETS:
  Beginning of period.........         147,247
                                ------------------
  End of period...............      $1,470,238
                                ------------------
                                ------------------
                                  INTERNATIONAL
                                OPPORTUNITIES FUND
                                   SUB-ACCOUNT
                                ------------------
OPERATIONS:
  Net investment income             $    1,213
  Capital gains income........           2,408
  Net realized gain (loss) on
   security transactions......           1,535
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................          (9,304)
                                ------------------
  Net increase (decrease) in
   net assets resulting from
   operations.................          (4,148)
                                ------------------
UNIT TRANSACTIONS:
  Purchases...................          16,294
  Net transfers...............         125,494
  Surrenders..................          (6,183)
  Cost of insurance...........          (4,631)
                                ------------------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........         130,974
                                ------------------
  Total increase (decrease) in
   net assets.................         126,826
NET ASSETS:
  Beginning of period.........          20,421
                                ------------------
  End of period...............      $  147,247
                                ------------------
                                ------------------

SA-12                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT VARIABLE LIFE TWO
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
DECEMBER 31, 1998 (UNAUDITED)

                                               FIDELITY VIP
                                DIVIDEND AND   EQUITY-INCOME
                                GROWTH FUND     PORTFOLIO
                                SUB-ACCOUNT    SUB-ACCOUNT
                                ------------   ------------
OPERATIONS:
  Net investment income.......   $   33,160     $    1,864
  Capital gains income........        8,141          6,635
  Net realized gain (loss) on
   security transactions......           63         (1,856)
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................      117,405         70,207
                                ------------   ------------
  Net increase (decrease) in
   net assets resulting from
   operations.................      158,769         76,850
                                ------------   ------------
UNIT TRANSACTIONS:
  Purchases...................      250,584        213,483
  Net transfers...............    1,838,934      1,066,683
  Surrenders..................      (49,049)       (28,144)
  Loan withdrawals............      --             --
  Cost of insurance...........      (41,259)       (15,372)
                                ------------   ------------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........    1,999,210      1,236,650
                                ------------   ------------
  Total increase (decrease) in
   net assets.................    2,157,979      1,313,500
NET ASSETS:
  Beginning of period.........      122,526         58,996
                                ------------   ------------
  End of period...............   $2,280,505     $1,372,496
                                ------------   ------------
                                ------------   ------------
*From inception, August 3, 1998, to December 31, 1998

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                               FIDELITY VIP
                                DIVIDEND AND   EQUITY-INCOME
                                GROWTH FUND     PORTFOLIO
                                SUB-ACCOUNT    SUB-ACCOUNT
                                ------------   ------------
OPERATIONS:
  Net investment income          $    1,121     $       18
  Capital gains income........           30             91
  Net realized gain (loss) on
   security transactions......           12            782
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................        3,930          4,077
                                ------------   ------------
  Net increase (decrease) in
   net assets resulting from
   operations.................        5,093          4,968
                                ------------   ------------
UNIT TRANSACTIONS:
  Purchases...................       11,377          2,252
  Net transfers...............      109,235         54,175
  Surrenders..................       (2,933)        (2,747)
  Cost of insurance...........       (1,314)          (708)
                                ------------   ------------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........      116,365         52,972
                                ------------   ------------
  Total increase (decrease) in
   net assets.................      121,458         57,940
NET ASSETS:
  Beginning of period.........        1,068          1,056
                                ------------   ------------
  End of period...............   $  122,526     $   58,996
                                ------------   ------------
                                ------------   ------------
*From inception, August 3,
  1998, to December 31, 1998

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                SA-13
--------------------------------------------------------------------------------

                                               FIDELITY VIP
                                FIDELITY VIP        II                         INTERNATIONAL
                                  OVERSEAS     ASSET MANAGER    GROWTH AND       ADVISERS         SMALL          MIDCAP
                                 PORTFOLIO       PORTFOLIO      INCOME FUND        FUND       COMPANY FUND        FUND
                                SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT*    SUB-ACCOUNT*   SUB-ACCOUNT*    SUB-ACCOUNT*
                                ------------   -------------   -------------   ------------   -------------   -------------
OPERATIONS:
  Net investment income.......    $    540       $  5,839         $   138         $--            $--             $--
  Capital gains income........       1,592         17,517          --              --             --              --
  Net realized gain (loss) on
   security transactions......          89            (16)             21             308           (148)             19
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................      44,647         15,814           4,692           4,361         12,462           8,178
                                ------------   -------------   -------------   ------------   -------------   -------------
  Net increase (decrease) in
   net assets resulting from
   operations.................      46,868         39,154           4,851           4,669         12,314           8,197
                                ------------   -------------   -------------   ------------   -------------   -------------
UNIT TRANSACTIONS:
  Purchases...................     152,670         54,314           1,000           1,000         10,618           1,000
  Net transfers...............     770,437        134,602          37,221          75,134         62,509          80,559
  Surrenders..................     (16,660)       (10,808)           (181)           (356)          (439)           (361)
  Loan withdrawals............      --             --              --              --             --              --
  Cost of insurance...........     (19,327)        (5,833)            (73)            (89)          (195)           (246)
                                ------------   -------------   -------------   ------------   -------------   -------------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........     887,120        172,275          37,967          75,689         72,493          80,952
                                ------------   -------------   -------------   ------------   -------------   -------------
  Total increase (decrease) in
   net assets.................     933,988        211,429          42,818          80,358         84,807          89,149
NET ASSETS:
  Beginning of period.........      21,472        177,277          --              --             --              --
                                ------------   -------------   -------------   ------------   -------------   -------------
  End of period...............    $955,460       $388,706         $42,818         $80,358        $84,807         $89,149
                                ------------   -------------   -------------   ------------   -------------   -------------
                                ------------   -------------   -------------   ------------   -------------   -------------
*From inception, August 3, 1998, to December 31, 1998

                                               FIDELITY VIP
                                FIDELITY VIP        II
                                  OVERSEAS     ASSET MANAGER
                                 PORTFOLIO       PORTFOLIO
                                SUB-ACCOUNT     SUB-ACCOUNT
                                ------------   -------------
OPERATIONS:
  Net investment income           $     38       $     37
  Capital gains income........         150             92
  Net realized gain (loss) on
   security transactions......          (6)        --
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................        (679)         1,822
                                ------------   -------------
  Net increase (decrease) in
   net assets resulting from
   operations.................        (497)         1,951
                                ------------   -------------
UNIT TRANSACTIONS:
  Purchases...................       1,594         10,283
  Net transfers...............      22,728        165,107
  Surrenders..................      (1,120)          (735)
  Cost of insurance...........      (2,277)          (379)
                                ------------   -------------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........      20,925        174,276
                                ------------   -------------
  Total increase (decrease) in
   net assets.................      20,428        176,227
NET ASSETS:
  Beginning of period.........       1,044          1,050
                                ------------   -------------
  End of period...............    $ 21,472       $177,277
                                ------------   -------------
                                ------------   -------------
*From inception, August 3,
  1998, to December 31, 1998

SA-14                                Hartford Life and Annuity Insurance Company
--------------------------------------------------------------------------------

                       SEPARATE ACCOUNT VARIABLE LIFE TWO
                   HARTFORD LIFE & ANNUITY INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1998

 1. ORGANIZATION:

    Separate Account Variable Life Two (the Account) is a separate investment account with Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty two sub-accounts. These financial statements include twelve sub-accounts which invest solely in the Hartford and Fidelity Mutual Funds (the Funds). The other ten sub-accounts, which invest in the Putnam VT Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the Funds as directed by the contractholders.

 2. SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION -- The investment in shares of the funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

    c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3. ADMINISTRATION OF THE ACCOUNT AND
   RELATED CHARGES:

    In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts.

                      [This Page Intentionally Left Blank]

SA-16                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO

HARTFORD LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998 (UNAUDITED)

                                                             GLOBAL ASSET
                                ASIA PACIFIC   DIVERSIFIED    ALLOCATION       GLOBAL
                                GROWTH FUND    INCOME FUND       FUND       GROWTH FUND
                                SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                ------------   -----------   ------------   ------------
ASSETS:
Investments:
  Putnam VT Asia Pacific
   Growth Fund
    Shares               1,029
    Cost             $   8,238
    Market Value..............     $8,569          --            --             --
  Putnam VT Diversified Income
   Fund
    Shares              21,396
    Cost             $ 230,976
    Market Value..............     --            $224,439        --             --
  Putnam VT Global Asset
   Allocation Fund
    Shares              17,534
    Cost             $ 315,568
  Market Value................     --              --          $332,260         --
  Putnam VT Global Growth Fund
    Shares              95,116
    Cost            $1,708,011
    Market Value..............     --              --            --          $1,928,949
  Putnam VT Growth and Income
   Fund
    Shares              97,389
    Cost            $2,636,312
    Market Value..............     --              --            --             --
  Putnam VT High Yield Fund
    Shares              64,253
    Cost             $ 803,539
    Market Value..............     --              --            --             --
  Putnam VT International
   Growth and Income Fund
    Shares               1,786
    Cost             $  21,063
    Market Value..............     --              --            --             --
  Putnam VT International
   Growth Fund
    Shares               1,526
    Cost             $  18,730
    Market Value..............     --              --            --             --
  Putnam VT International New
   Opportunities Fund
    Shares                 319
    Cost             $   3,423
    Market Value..............     --              --            --             --
  Putnam VT Money Market Fund
    Shares             141,680
    Cost             $ 141,680
    Market Value..............     --              --            --             --
  Due From Hartford Life &
   Annuity Insurance
   Company....................     --              --                13           4,736
  Receivable from fund shares
   sold.......................     --              --            --             --
                                   ------      -----------   ------------   ------------
  Total Assets................      8,569         224,439       332,273       1,933,685
                                   ------      -----------   ------------   ------------
LIABILITIES
  Due to Hartford Life &
   Annuity Insurance
   Company....................     --              --            --             --
  Payable for fund shares
   purchased..................     --              --            --               4,853
                                   ------      -----------   ------------   ------------
  Total Liabilities...........     --              --            --               4,853
                                   ------      -----------   ------------   ------------
  Net Assets (variable life
   contract liabilities)......     $8,569        $224,439      $332,273      $1,928,832
                                   ------      -----------   ------------   ------------
                                   ------      -----------   ------------   ------------

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                SA-17
--------------------------------------------------------------------------------

                                  GROWTH                     INTERNATIONAL                     INTERNATIONAL
                                AND INCOME     HIGH YIELD     GROWTH AND     INTERNATIONAL   NEW OPPORTUNITIES   MONEY MARKET
                                   FUND           FUND        INCOME FUND     GROWTH FUND          FUND              FUND
                                SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                -----------   ------------   -------------   -------------   -----------------   -------------
ASSETS:
Investments:
  Putnam VT Asia Pacific
   Growth Fund
    Shares               1,029
    Cost             $   8,238
    Market Value..............      --            --              --              --             --                  --
  Putnam VT Diversified Income
   Fund
    Shares              21,396
    Cost             $ 230,976
    Market Value..............      --            --              --              --             --                  --
  Putnam VT Global Asset
   Allocation Fund
    Shares              17,534
    Cost             $ 315,568
  Market Value................      --            --              --              --             --
  Putnam VT Global Growth Fund
    Shares              95,116
    Cost            $1,708,011
    Market Value..............      --            --              --              --             --
  Putnam VT Growth and Income
   Fund
    Shares              97,389
    Cost            $2,636,312
    Market Value..............  $2,801,893        --              --              --             --                  --
  Putnam VT High Yield Fund
    Shares              64,253
    Cost             $ 803,539
    Market Value..............      --          $751,761          --              --             --                  --
  Putnam VT International
   Growth and Income Fund
    Shares               1,786
    Cost             $  21,063
    Market Value..............      --            --           $   21,859         --             --                  --
  Putnam VT International
   Growth Fund
    Shares               1,526
    Cost             $  18,730
    Market Value..............      --            --              --           $   20,639        --                  --
  Putnam VT International New
   Opportunities Fund
    Shares                 319
    Cost             $   3,423
    Market Value..............      --            --              --              --              $3,662             --
  Putnam VT Money Market Fund
    Shares             141,680
    Cost             $ 141,680
    Market Value..............      --            --              --              --             --                $141,680
  Due From Hartford Life &
   Annuity Insurance
   Company....................       2,545             4          --              --             --                  --
  Receivable from fund shares
   sold.......................      --            --              --              --             --                       1
                                -----------   ------------   -------------   -------------        ------         -------------
  Total Assets................   2,804,438       751,765           21,859          20,639          3,662            141,681
                                -----------   ------------   -------------   -------------        ------         -------------
LIABILITIES
  Due to Hartford Life &
   Annuity Insurance
   Company....................      --            --              --                    1        --                       1
  Payable for fund shares
   purchased..................       2,584        --              --              --             --                  --
                                -----------   ------------   -------------   -------------        ------         -------------
  Total Liabilities...........       2,584        --              --                    1        --                       1
                                -----------   ------------   -------------   -------------        ------         -------------
  Net Assets (variable life
   contract liabilities)......  $2,801,854      $751,765       $   21,859      $   20,638         $3,662           $141,680
                                -----------   ------------   -------------   -------------        ------         -------------
                                -----------   ------------   -------------   -------------        ------         -------------

SA-18                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO

HARTFORD LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- CONTINUED
DECEMBER 31, 1998 (UNAUDITED)

                                                                       THE
                                NEW OPPORTUNITIES    NEW VALUE    GEORGE PUTNAM       HEALTH
                                      FUND             FUND       FUND OF BOSTON   SCIENCES FUND
                                   SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                -----------------   -----------   --------------   -------------
ASSETS:
Investments:
  Putnam VT New Opportunities
   Fund
    Shares              46,981
    Cost            $1,029,532
    Market Value..............      $1,224,320         --             --              --
  Putnam VT New Value Fund
    Shares                 793
    Cost             $   8,608
    Market Value..............        --              $9,542          --              --
  Putnam VT George Putnam Fund
   of Boston
    Shares               9,650
    Cost             $  97,179
    Market Value..............        --               --            $99,197          --
  Putnam VT Health Sciences
   Fund
    Shares               4,102
    Cost             $  39,919
    Market Value..............        --               --             --             $44,876
  Putnam VT Investors Fund
    Shares               8,158
    Cost             $  85,802
    Market Value..............        --               --             --              --
  Putnam VT OTC & Emerging
   Growth Fund
    Shares               2,721
    Cost             $  19,976
    Market Value..............        --               --             --              --
  Putnam VT U.S. Government
   and High Quality Bond Fund
    Shares              59,215
    Cost             $ 797,359
    Market Value..............        --               --             --              --
  Putnam VT Utilities Growth
   and Income Fund
    Shares              24,324
    Cost             $ 407,151
    Market Value..............        --               --             --              --
  Putnam VT Vista Fund
    Shares                 506
    Cost             $   6,431
    Market Value..............        --               --             --              --
  Putnam VT Voyager Fund
    Shares              59,192
    Cost            $2,354,731
    Market Value..............        --               --             --              --
  Due From Hartford Life &
   Annuity Insurance
   Company....................          12,557         --             --              --
  Receivable from fund shares
   sold.......................        --               --             --              --
                                -----------------   -----------      -------       -------------
  Total Assets................       1,236,877         9,542          99,197          44,876
                                -----------------   -----------      -------       -------------
LIABILITIES
  Due to Hartford Life &
   Annuity Insurance
   Company....................        --               --             --              --
  Payable for fund shares
   purchased..................          12,606         --             --              --
                                -----------------   -----------      -------       -------------
  Total Liabilities...........          12,606         --             --              --
                                -----------------   -----------      -------       -------------
  Net Assets (variable life
   contract liabilities)......      $1,224,271        $9,542         $99,197         $44,876
                                -----------------   -----------      -------       -------------
                                -----------------   -----------      -------       -------------

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                SA-19
--------------------------------------------------------------------------------

                                                                U.S. GOVERNMENT
                                 INVESTORS    OTC & EMERGING     & HIGH QUALITY    UTILITIES GROWTH        VISTA         VOYAGER
                                   FUND         GROWTH FUND        BOND FUND        AND INCOME FUND        FUND           FUND
                                SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                                -----------   ---------------   ----------------   -----------------   -------------   -----------
ASSETS:
Investments:
  Putnam VT New Opportunities
   Fund
    Shares              46,981
    Cost            $1,029,532
    Market Value..............      --             --               --                  --                --               --
  Putnam VT New Value Fund
    Shares                 793
    Cost             $   8,608
    Market Value..............      --             --               --                  --                --               --
  Putnam VT George Putnam Fund
   of Boston
    Shares               9,650
    Cost             $  97,179
    Market Value..............      --             --               --                  --                --               --
  Putnam VT Health Sciences
   Fund
    Shares               4,102
    Cost             $  39,919
    Market Value..............      --             --               --                  --                --               --
  Putnam VT Investors Fund
    Shares               8,158
    Cost             $  85,802
    Market Value..............  $   95,043         --               --                  --                --               --
  Putnam VT OTC & Emerging
   Growth Fund
    Shares               2,721
    Cost             $  19,976
    Market Value..............      --          $   27,453          --                  --                --               --
  Putnam VT U.S. Government
   and High Quality Bond Fund
    Shares              59,215
    Cost             $ 797,359
    Market Value..............      --             --              $820,125             --                --               --
  Putnam VT Utilities Growth
   and Income Fund
    Shares              24,324
    Cost             $ 407,151
    Market Value..............      --             --               --                 $442,450           --               --
  Putnam VT Vista Fund
    Shares                 506
    Cost             $   6,431
    Market Value..............      --             --               --                  --                $7,451           --
  Putnam VT Voyager Fund
    Shares              59,192
    Cost            $2,354,731
    Market Value..............      --             --               --                  --                --           $2,713,936
  Due From Hartford Life &
   Annuity Insurance
   Company....................           9         --               --                        2           --               19,965
  Receivable from fund shares
   sold.......................      --             --               --                  --                --               --
                                -----------        -------         --------            --------           ------       -----------
  Total Assets................      95,052          27,453          820,125             442,452            7,451        2,733,901
                                -----------        -------         --------            --------           ------       -----------
LIABILITIES
  Due to Hartford Life &
   Annuity Insurance
   Company....................      --             --                     1             --                --               --
  Payable for fund shares
   purchased..................      --             --               --                  --                --               19,835
                                -----------        -------         --------            --------           ------       -----------
  Total Liabilities...........      --             --                     1             --                --               19,835
                                -----------        -------         --------            --------           ------       -----------
  Net Assets (variable life
   contract liabilities)......  $   95,052      $   27,453         $820,124            $442,452           $7,451       $2,714,066
                                -----------        -------         --------            --------           ------       -----------
                                -----------        -------         --------            --------           ------       -----------

SA-20                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO

HARTFORD LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998 (UNAUDITED)

                                ASIA PACIFIC    DIVERSIFIED
                                   GROWTH         INCOME
                                    FUND           FUND
                                SUB-ACCOUNT*    SUB-ACCOUNT
                                -------------   ----------
INVESTMENT INCOME:
  Dividends...................     -$-            $ 3,629
                                    -----       ----------
CAPITAL GAINS INCOME..........     --               1,541
                                    -----       ----------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   security transactions......          1              21
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................        331          (6,773)
                                    -----       ----------
    Net gain (loss) on
     investments..............        332          (6,752)
                                    -----       ----------
    Net increase (decrease) in
     net assets resulting from
     operations...............      $ 332         $(1,582)
                                    -----       ----------
                                    -----       ----------

* From inception, August 3, 1998, to December 31, 1998

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                SA-21
--------------------------------------------------------------------------------

                                GLOBAL ASSET    GLOBAL        GROWTH                    INTERNATIONAL  INTERNATIONAL
                                 ALLOCATION     GROWTH      AND INCOME    HIGH YIELD     GROWTH AND       GROWTH
                                    FUND         FUND          FUND          FUND       INCOME FUND        FUND
                                SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT*   SUB-ACCOUNT*
                                ------------  -----------   -----------   -----------   ------------   ------------
INVESTMENT INCOME:
  Dividends...................    $   2,857     $ 10,284      $  6,912      $ 10,447       $  206         $   66
                                ------------  -----------   -----------   -----------      ------         ------
CAPITAL GAINS INCOME..........       12,271       51,418        45,119         1,639          496         --
                                ------------  -----------   -----------   -----------      ------         ------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   security transactions......           16        2,284           (64)        5,348            8             11
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................       15,297      222,508       157,616       (52,560)         796          1,909
                                ------------  -----------   -----------   -----------      ------         ------
    Net gain (loss) on
     investments..............       15,313      224,792       157,552       (47,212)         804          1,920
                                ------------  -----------   -----------   -----------      ------         ------
    Net increase (decrease) in
     net assets resulting from
     operations...............    $  30,441     $286,494      $209,583      $(35,126)      $1,506         $1,986
                                ------------  -----------   -----------   -----------      ------         ------
                                ------------  -----------   -----------   -----------      ------         ------

                                  INTERNATIONAL
                                NEW OPPORTUNITIES         MONEY MARKET
                                      FUND                    FUND
                                  SUB-ACCOUNT*            SUB-ACCOUNT
                                -----------------   ------------------------
INVESTMENT INCOME:
  Dividends...................      --$                $1,123
                                     -----             ------
CAPITAL GAINS INCOME..........      --                 --
                                     -----             ------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   security transactions......           5             --
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................         239             --
                                     -----             ------
    Net gain (loss) on
     investments..............         244             --
                                     -----             ------
    Net increase (decrease) in
     net assets resulting from
     operations...............        $244             $1,123
                                     -----             ------
                                     -----             ------

SA-22                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO

HARTFORD LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1998 (UNAUDITED)

                                     NEW
                                OPPORTUNITIES   NEW VALUE
                                    FUND           FUND
                                 SUB-ACCOUNT    SUB-ACCOUNT*
                                -------------   ----------
INVESTMENT INCOME:
  Dividends...................    $ --            $   98
                                -------------   ----------
CAPITAL GAINS INCOME..........       4,296            19
                                -------------   ----------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   security transactions......     (21,117)           15
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................     190,762           934
                                -------------   ----------
    Net gain (loss) on
     investments..............     169,645           949
                                -------------   ----------
    Net increase (decrease) in
     net assets resulting from
     operations...............    $173,941        $1,066
                                -------------   ----------
                                -------------   ----------

* From inception, August 3, 1998, to December 31, 1998

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                SA-23
--------------------------------------------------------------------------------

                                 THE GEORGE       HEALTH                      OTC &       U.S. GOVERNMENT    UTILITIES GROWTH
                                PUTNAM FUND      SCIENCES      INVESTORS     EMERGING      & HIGH QUALITY       AND INCOME
                                 OF BOSTON         FUND          FUND      GROWTH FUND       BOND FUND             FUND
                                SUB-ACCOUNT*   SUB-ACCOUNT*    SUB-ACCOUNT* SUB-ACCOUNT*    SUB-ACCOUNT*       SUB-ACCOUNT*
                                ------------   -------------   ---------   ------------   ----------------   -----------------
INVESTMENT INCOME:
  Dividends...................     $  778         $   38         $  112       $   10          $10,911             $ 1,849
                                   ------         ------       ---------      ------          -------             -------
CAPITAL GAINS INCOME..........     --             --              --          --                  284               3,187
                                   ------         ------       ---------      ------          -------             -------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   security transactions......          2             (1)            14           21           (1,150)                 58
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................      2,018          4,957          9,241        7,477           19,160              31,421
                                   ------         ------       ---------      ------          -------             -------
    Net gain (loss) on
     investments..............      2,020          4,956          9,255        7,498           18,010              31,479
                                   ------         ------       ---------      ------          -------             -------
    Net increase (decrease) in
     net assets resulting from
     operations...............     $2,798         $4,994         $9,367       $7,508          $29,205             $36,515
                                   ------         ------       ---------      ------          -------             -------
                                   ------         ------       ---------      ------          -------             -------


                                   VISTA        VOYAGER
                                   FUND          FUND
                                SUB-ACCOUNT*  SUB-ACCOUNT
                                -----------   -----------
INVESTMENT INCOME:
  Dividends...................    $--           $    896
                                -----------   -----------
CAPITAL GAINS INCOME..........     --             21,866
                                -----------   -----------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   security transactions......        11          (5,975)
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................     1,020         350,909
                                -----------   -----------
    Net gain (loss) on
     investments..............     1,031         344,934
                                -----------   -----------
    Net increase (decrease) in
     net assets resulting from
     operations...............    $1,031        $367,696
                                -----------   -----------
                                -----------   -----------

SA-24                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO
HARTFORD LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (UNAUDITED)

                                ASIA PACIFIC    DIVERSIFIED
                                   GROWTH         INCOME
                                    FUND           FUND
                                SUB-ACCOUNT*    SUB-ACCOUNT
                                -------------   ----------
OPERATIONS:
  Net investment income.......    $ --           $  3,629
  Capital gains income........      --              1,541
  Net realized gain (loss) on
   security transactions......           1             21
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................         331         (6,773)
                                -------------   ----------
  Net increase (decrease) in
   net assets resulting from
   operations.................         332         (1,582)
                                -------------   ----------
UNIT TRANSACTIONS:
  Purchases...................       1,000         18,359
  Net transfers...............       7,366        130,020
  Surrenders..................        (106)        (3,807)
  Loan Withdrawals............      --             --
  Cost of insurance...........         (23)        (3,546)
                                -------------   ----------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........       8,237        141,026
                                -------------   ----------
  Total increase (decrease) in
   net assets.................       8,569        139,444
NET ASSETS:
  Beginning of period.........      --             84,995
                                -------------   ----------
  End of period...............    $  8,569       $224,439
                                -------------   ----------
                                -------------   ----------
* From inception, August 3,
  1998, to December 31, 1998

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
  (UNAUDITED)

                                                  GLOBAL
                                 DIVERSIFIED      ASSET
                                   INCOME       ALLOCATION
                                    FUND           FUND
                                 SUB-ACCOUNT    SUB-ACCOUNT
                                -------------   ----------
OPERATIONS:
  Net investment income.......    $     57       $     88
  Capital gains income........           9            150
  Net realized gain (loss) on
   security transactions......           3            109
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................         207          1,348
                                -------------   ----------
  Net increase (decrease) in
   net assets resulting from
   operations.................         276          1,695
                                -------------   ----------
UNIT TRANSACTIONS:
  Purchases...................       4,114          3,230
  Net transfers...............      80,535         35,538
  Surrenders..................        (505)        (1,812)
  Cost of insurance...........        (455)          (890)
                                -------------   ----------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........      83,689         36,066
                                -------------   ----------
  Total increase (decrease) in
   net assets.................      83,965         37,761
NET ASSETS:
  Beginning of period.........       1,030          1,047
                                -------------   ----------
  End of period...............    $ 84,995       $ 38,808
                                -------------   ----------
                                -------------   ----------

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                SA-25
--------------------------------------------------------------------------------

                                  GLOBAL
                                   ASSET        GLOBAL         GROWTH                    INTERNATIONAL
                                ALLOCATION      GROWTH       AND INCOME    HIGH YIELD     GROWTH AND
                                   FUND          FUND           FUND          FUND       INCOME FUND
                                SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT*
                                -----------  ------------   ------------   -----------   ------------
OPERATIONS:
  Net investment income.......    $  2,857    $    10,284    $     6,912     $ 10,447       $  206
  Capital gains income........      12,271         51,418         45,119        1,639          496
  Net realized gain (loss) on
   security transactions......          16          2,284            (64)       5,348            8
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................      15,297        222,508        157,616      (52,560)         796
                                -----------  ------------   ------------   -----------   ------------
  Net increase (decrease) in
   net assets resulting from
   operations.................      30,441        286,494        209,583      (35,126)       1,506
                                -----------  ------------   ------------   -----------   ------------
UNIT TRANSACTIONS:
  Purchases...................      15,068        322,831        341,341      295,001        5,809
  Net transfers...............     264,595      1,095,109      2,215,815      484,563       14,788
  Surrenders..................     (10,473 )      (47,555)       (56,927)     (33,428)        (143)
  Loan Withdrawals............      --            --             (28,073)      --           --
  Cost of insurance...........      (6,166 )      (30,391)       (35,272)      (6,247)        (101)
                                -----------  ------------   ------------   -----------   ------------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........     263,024      1,339,994      2,436,884      739,889       20,353
                                -----------  ------------   ------------   -----------   ------------
  Total increase (decrease) in
   net assets.................     293,465      1,626,488      2,646,467      704,763       21,859
NET ASSETS:
  Beginning of period.........      38,808        302,344        155,387       47,002       --
                                -----------  ------------   ------------   -----------   ------------
  End of period...............    $332,273    $ 1,928,832    $ 2,801,854     $751,765       $21,859
                                -----------  ------------   ------------   -----------   ------------
                                -----------  ------------   ------------   -----------   ------------
* From inception, August 3,
  1998, to December 31, 1998

                                  GLOBAL        GROWTH                        MONEY
                                  GROWTH      AND INCOME     HIGH YIELD      MARKET
                                   FUND          FUND           FUND          FUND
                                SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -----------  ------------   ------------   -----------
OPERATIONS:
  Net investment income.......    $    420    $       622    $       154     $    424
  Capital gains income........         452          1,514             18       --
  Net realized gain (loss) on
   security transactions......       1,118            314              5       --
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................      (1,615 )        7,951            757       --
                                -----------  ------------   ------------   -----------
  Net increase (decrease) in
   net assets resulting from
   operations.................         375         10,401            934          424
                                -----------  ------------   ------------   -----------
UNIT TRANSACTIONS:
  Purchases...................      13,967          7,475          1,594       --
  Net transfers...............     302,978        119,617         44,780       10,765
  Surrenders..................     (10,646 )       (6,077)        (1,070)      (2,441)
  Cost of insurance...........      (5,376 )       (2,516)          (261)      (1,430)
                                -----------  ------------   ------------   -----------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........     300,923        118,499         45,043        6,894
                                -----------  ------------   ------------   -----------
  Total increase (decrease) in
   net assets.................     301,298        128,900         45,977        7,318
NET ASSETS:
  Beginning of period.........       1,046         26,487          1,025        1,012
                                -----------  ------------   ------------   -----------
  End of period...............    $302,344    $   155,387    $    47,002     $  8,330
                                -----------  ------------   ------------   -----------
                                -----------  ------------   ------------   -----------

                                                 INTERNATIONAL
                                INTERNATIONAL         NEW
                                   GROWTH        OPPORTUNITIES    MONEY MARKET
                                    FUND             FUND             FUND
                                SUB-ACCOUNT*     SUB-ACCOUNT*     SUB-ACCOUNT
                                -------------   ---------------   ------------
OPERATIONS:
  Net investment income.......     $    66          $--              $  1,123
  Capital gains income........      --              --                --
  Net realized gain (loss) on
   security transactions......          11                5           --
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................       1,909              239           --
                                -------------        ------       ------------
  Net increase (decrease) in
   net assets resulting from
   operations.................       1,986              244             1,123
                                -------------        ------       ------------
UNIT TRANSACTIONS:
  Purchases...................       1,018            1,000            49,306
  Net transfers...............      18,763            2,548            88,070
  Surrenders..................        (618)            (104)           (3,369)
  Loan Withdrawals............      --                  (26)          --
  Cost of insurance...........        (511)         --                 (1,780)
                                -------------        ------       ------------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........      18,652            3,418           132,227
                                -------------        ------       ------------
  Total increase (decrease) in
   net assets.................      20,638            3,662           133,350
NET ASSETS:
  Beginning of period.........      --              --                  8,330
                                -------------        ------       ------------
  End of period...............     $20,638          $ 3,662          $141,680
                                -------------        ------       ------------
                                -------------        ------       ------------
* From inception, August 3,
  1998, to December 31, 1998
OPERATIONS:
  Net investment income.......
  Capital gains income........
  Net realized gain (loss) on
   security transactions......
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................
  Net increase (decrease) in
   net assets resulting from
   operations.................
UNIT TRANSACTIONS:
  Purchases...................
  Net transfers...............
  Surrenders..................
  Cost of insurance...........
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........
  Total increase (decrease) in
   net assets.................
NET ASSETS:
  Beginning of period.........
  End of period...............

SA-26                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO
HARTFORD LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1998 (UNAUDITED)

                                     NEW
                                OPPORTUNITIES     NEW VALUE
                                     FUND            FUND
                                 SUB-ACCOUNT     SUB-ACCOUNT*
                                --------------   ------------
OPERATIONS:
  Net investment income.......   $  --             $     98
  Capital gains income........        4,296              19
  Net realized gain (loss) on
   security transactions......      (21,117)             15
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................      190,762             934
                                --------------   ------------
  Net increase (decrease) in
   net assets resulting from
   operations.................      173,941           1,066
                                --------------   ------------
UNIT TRANSACTIONS:
  Purchases...................      258,118           1,525
  Net transfers...............      690,830           7,543
  Surrenders..................      (36,267)           (191)
  Loan Withdrawals............      --               --
  Cost of insurance...........      (34,620)           (401)
                                --------------   ------------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........      878,061           8,476
                                --------------   ------------
  Total increase (decrease) in
   net assets.................    1,052,002           9,542
NET ASSETS:
  Beginning of period.........      172,269          --
                                --------------   ------------
  End of period...............   $1,224,271        $  9,542
                                --------------   ------------
                                --------------   ------------
*From inception, August 3,
  1998, to December 31, 1998

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
  (UNAUDITED)

                                                     U.S.
                                                  GOVERNMENT
                                     NEW           AND HIGH
                                OPPORTUNITIES      QUALITY
                                     FUND         BOND FUND
                                 SUB-ACCOUNT     SUB-ACCOUNT
                                --------------   ------------
OPERATIONS:
  Net investment income.......   $  --             $    756
  Capital gains income........      --               --
  Net realized gain (loss) on
   security transactions......       (1,905)            387
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................        4,088           3,578
                                --------------   ------------
  Net increase (decrease) in
   net assets resulting from
   operations.................        2,183           4,721
                                --------------   ------------
UNIT TRANSACTIONS:
  Purchases...................       13,204          10,535
  Net transfers...............      164,787         214,693
  Surrenders..................       (4,674)         (4,108)
  Cost of insurance...........       (4,168)         (3,779)
                                --------------   ------------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........      169,149         217,341
                                --------------   ------------
  Total increase (decrease) in
   net assets.................      171,332         222,062
NET ASSETS:
  Beginning of period.........          937           1,029
                                --------------   ------------
  End of period...............   $  172,269        $223,091
                                --------------   ------------
                                --------------   ------------

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                SA-27
--------------------------------------------------------------------------------

                                  THE GEORGE                                        OTC &        U.S. GOVERNMENT
                                 PUTNAM FUND     HEALTH SCIENCES   INVESTORS      EMERGING       & HIGH QUALITY
                                  OF BOSTON           FUND            FUND       GROWTH FUND        BOND FUND
                                 SUB-ACCOUNT*     SUB-ACCOUNT*     SUB-ACCOUNT* SUB-ACCOUNT*      SUB-ACCOUNT*
                                --------------   ---------------   ----------   -------------   -----------------
OPERATIONS:
  Net investment income.......     $    778         $     38         $   112       $    10          $ 10,911
  Capital gains income........      --               --               --            --                   284
  Net realized gain (loss) on
   security transactions......            2               (1)             14            21            (1,150)
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................        2,018            4,957           9,241         7,477            19,160
                                --------------   ---------------   ----------   -------------       --------
  Net increase (decrease) in
   net assets resulting from
   operations.................        2,798            4,994           9,367         7,508            29,205
                                --------------   ---------------   ----------   -------------       --------
UNIT TRANSACTIONS:
  Purchases...................        1,018            1,000           7,115         3,676            11,794
  Net transfers...............       95,712           39,704          78,489        17,238           574,461
  Surrenders..................           42             (308)            427          (314)          (10,223)
  Loan Withdrawals............      --               --               --            --               --
  Cost of insurance...........         (373)            (514)           (356)         (655)           (8,204)
                                --------------   ---------------   ----------   -------------       --------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........       96,399           39,882          85,675        19,945           567,828
                                --------------   ---------------   ----------   -------------       --------
  Total increase (decrease) in
   net assets.................       99,197           44,876          95,042        27,453           597,033
NET ASSETS:
  Beginning of period.........      --               --               --            --               223,091
                                --------------   ---------------   ----------   -------------       --------
  End of period...............     $ 99,197         $ 44,876         $95,042       $27,453          $820,124
                                --------------   ---------------   ----------   -------------       --------
                                --------------   ---------------   ----------   -------------       --------
*From inception, August 3,
  1998, to December 31, 1998

                                  UTILITIES
                                    GROWTH
                                  AND INCOME         VOYAGER
                                     FUND             FUND
                                 SUB-ACCOUNT       SUB-ACCOUNT
                                --------------   ---------------
OPERATIONS:
  Net investment income.......     $     40         $     16
  Capital gains income........           54              355
  Net realized gain (loss) on
   security transactions......           25            3,074
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................        3,805            8,319
                                --------------   ---------------
  Net increase (decrease) in
   net assets resulting from
   operations.................        3,924           11,764
                                --------------   ---------------
UNIT TRANSACTIONS:
  Purchases...................        1,604           10,861
  Net transfers...............       20,012           92,223
  Surrenders..................         (711)          (4,146)
  Cost of insurance...........          (71)          (2,805)
                                --------------   ---------------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........       20,834           96,133
                                --------------   ---------------
  Total increase (decrease) in
   net assets.................       24,758          107,897
NET ASSETS:
  Beginning of period.........        1,073              977
                                --------------   ---------------
  End of period...............     $ 25,831         $108,874
                                --------------   ---------------
                                --------------   ---------------

                                 UTILITIES GROWTH
                                    AND INCOME          VISTA         VOYAGER
                                       FUND             FUND           FUND
                                   SUB-ACCOUNT*      SUB-ACCOUNT*   SUB-ACCOUNT
                                ------------------   -----------   -------------
OPERATIONS:
  Net investment income.......       $  1,849          $--           $       896
  Capital gains income........          3,187           --                21,866
  Net realized gain (loss) on
   security transactions......             58              11             (5,975)
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................         31,421           1,020            350,909
                                     --------        -----------   -------------
  Net increase (decrease) in
   net assets resulting from
   operations.................         36,515           1,031            367,696
                                     --------        -----------   -------------
UNIT TRANSACTIONS:
  Purchases...................         12,990           1,000            364,335
  Net transfers...............        379,093           5,651          1,952,698
  Surrenders..................         (5,423)           (223)           (51,533)
  Loan Withdrawals............       --                 --              --
  Cost of insurance...........         (6,554)             (8)           (28,004)
                                     --------        -----------   -------------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........        380,106           6,420          2,237,496
                                     --------        -----------   -------------
  Total increase (decrease) in
   net assets.................        416,621           7,451          2,605,192
NET ASSETS:
  Beginning of period.........         25,831           --               108,874
                                     --------        -----------   -------------
  End of period...............       $442,452          $7,451        $ 2,714,066
                                     --------        -----------   -------------
                                     --------        -----------   -------------
*From inception, August 3,
  1998, to December 31, 1998
OPERATIONS:
  Net investment income.......
  Capital gains income........
  Net realized gain (loss) on
   security transactions......
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................
  Net increase (decrease) in
   net assets resulting from
   operations.................
UNIT TRANSACTIONS:
  Purchases...................
  Net transfers...............
  Surrenders..................
  Cost of insurance...........
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........
  Total increase (decrease) in
   net assets.................
NET ASSETS:
  Beginning of period.........
  End of period...............

SA-28                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

        PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1998

 1. ORGANIZATION:

    Separate Account Variable Life Two (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of thirty two subaccounts. These financial statements include twenty sub-accounts which invest solely in the Putnam Capital Manager Trust funds (the Funds). The other twelve sub-accounts, which invest in the Hartford and Fidelity Mutual Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the various mutual funds as directed by the contractholders.

 2. SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998

    c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3. ADMINISTRATION OF THE ACCOUNT AND
   RELATED CHARGES:

    In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts.

Hartford Life and Annuity Insurance Company                                SA-29
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To ITT Hartford Life and Annuity Insurance Company
Separate Account Variable Life Two and to the
Owners of Units of Interest Therein:

We have audited the accompanying statement of assets and liabilities of the Bond Fund Sub-Account, Stock Fund Sub-Account, Money Market Fund Sub-Account, Advisers Fund Sub-Account, Capital Appreciation Fund Sub-Account, Mortgage Securities Fund Sub-Account, Index Fund Sub-Account, International Opportunities Fund Sub-Account, Dividend and Growth Fund Sub-Account, Fidelity VIP Equity Income Portfolio Sub-Account, Fidelity VIP Overseas Portfolio Sub-Account and Fidelity VIP II Asset Manager Portfolio Sub-Account (constituting ITT Hartford Life and Annuity Insurance Company Separate Account Variable Life Two) (the Accounts) as of December 31, 1997, the related statements of operations for the year then ended and statements of changes in net assets for the year ended December 31, 1997 and the period from inception, October 3, 1996, to December 31, 1996. These financial statements are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Bond Fund Sub-Account, Stock Fund Sub-Account, Money Market Fund Sub-Account, Advisers Fund Sub-Account, Capital Appreciation Fund Sub-Account, Mortgage Securities Fund Sub-Account, Index Fund Sub-Account, International Opportunities Fund Sub-Account, Dividend and Growth Fund Sub-Account, Fidelity VIP Equity Income Portfolio Sub-Account, Fidelity VIP Overseas Portfolio Sub-Account and Fidelity VIP II Asset Manager Portfolio Sub-Account (constituting ITT Hartford Life and Annuity Insurance Company Separate Account Variable Life Two) as of December 31, 1997, the results of its operations for the year then ended, and the changes in its net assets for the year ended December 31, 1997 the period from inception, October 3, 1996, to December 31, 1996, in conformity with generally accepted accounting principles.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 16, 1998

SA-30                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SEPARATE ACCOUNT VARIABLE LIFE TWO
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997


                                                                MONEY
                                 BOND FUND     STOCK FUND    MARKET FUND    ADVISERS FUND
                                SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                -----------   ------------   ------------   -------------
ASSETS:
Investments:
  Hartford Bond Fund, Inc.
    Shares             235,252
    Cost             $ 244,230
    Market Value..............  $  246,957        --             --             --
  Hartford Stock Fund, Inc.
    Shares              45,309
    Cost             $ 229,324
    Market Value..............      --        $   232,131        --             --
  HVA Money Market Fund, Inc.
    Shares           1,438,143
    Cost            $1,438,143
    Market Value..............      --            --         $ 1,438,143        --
  Hartford Advisers Fund, Inc.
    Shares             118,014
    Cost             $ 295,264
    Market Value..............      --            --             --          $  298,191
  Hartford Capital
   Appreciation Fund, Inc.
    Shares              58,913
    Cost             $ 261,570
    Market Value..............      --            --             --             --
  Hartford Mortgage Securities
   Fund, Inc.
    Shares              71,157
    Cost             $  78,225
    Market Value..............      --            --             --             --
  Hartford Index Fund, Inc.
    Shares             130,521
    Cost             $ 371,495
    Market Value..............      --            --             --             --
  Hartford International
   Opportunities Fund, Inc.
    Shares             113,752
    Cost             $ 156,261
    Market Value..............      --            --             --             --
  Hartford Dividend and Growth
   Fund, Inc.
    Shares              62,762
    Cost             $ 118,541
    Market Value..............      --            --             --             --
  Fidelity VIP Equity Income
   Portfolio
    Shares               2,430
    Cost             $  54,864
    Market Value..............      --            --             --             --
  Fidelity VIP Overseas
   Portfolio
    Shares               1,118
    Cost             $  22,108
    Market Value..............      --            --             --             --
  Fidelity VIP II Asset
   Manager Portfolio
    Shares               9,843
    Cost             $ 175,403
    Market Value..............      --            --             --             --
  Due from ITT Hartford Life
   and Annuity Insurance
   Company....................      11,107             17         54,523        --
  Receivable from shares
   sold.......................      --            --             --             --
                                -----------   ------------   ------------   -------------
  Total Assets................     258,064        232,148      1,492,666        298,191
                                -----------   ------------   ------------   -------------
LIABILITIES:
  Due to ITT Hartford Life and
   Annuity Insurance
   Company....................      --            --             --             --
  Payable for fund shares
   purchased..................      11,115        --              54,334        --
                                -----------   ------------   ------------   -------------
  Total Liabilities...........      11,115        --              54,334        --
                                -----------   ------------   ------------   -------------
  Net Assets (variable life
   contract liabilities)......  $  246,949    $   232,148    $ 1,438,332     $  298,191
                                -----------   ------------   ------------   -------------
                                -----------   ------------   ------------   -------------

  Units Owned by
   Participants...............     179,809         98,743      1,161,238        153,147
  Unit Values.................  $ 1.373400    $  2.351023    $  1.238620     $ 1.947093


   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                SA-31
--------------------------------------------------------------------------------

                                     CAPITAL           MORTGAGE                       INTERNATIONAL      DIVIDEND AND
                                APPRECIATION FUND   SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                -----------------   ---------------   -----------   ------------------   ------------
ASSETS:
Investments:
  Hartford Bond Fund, Inc.
    Shares             235,252
    Cost             $ 244,230
    Market Value..............        --                 --               --              --                 --
  Hartford Stock Fund, Inc.
    Shares              45,309
    Cost             $ 229,324
    Market Value..............        --                 --               --              --                 --
  HVA Money Market Fund, Inc.
    Shares           1,438,143
    Cost            $1,438,143
    Market Value..............        --                 --               --              --                 --
  Hartford Advisers Fund, Inc.
    Shares             118,014
    Cost             $ 295,264
    Market Value..............        --                 --               --              --                 --
  Hartford Capital
   Appreciation Fund, Inc.
    Shares              58,913
    Cost             $ 261,570
    Market Value..............     $   259,788           --               --              --                 --
  Hartford Mortgage Securities
   Fund, Inc.
    Shares              71,157
    Cost             $  78,225
    Market Value..............        --              $   77,118          --              --                 --
  Hartford Index Fund, Inc.
    Shares             130,521
    Cost             $ 371,495
    Market Value..............        --                 --           $  375,602          --                 --
  Hartford International
   Opportunities Fund, Inc.
    Shares             113,752
    Cost             $ 156,261
    Market Value..............        --                 --               --            $  147,248           --
  Hartford Dividend and Growth
   Fund, Inc.
    Shares              62,762
    Cost             $ 118,541
    Market Value..............        --                 --               --              --              $  122,532
  Fidelity VIP Equity Income
   Portfolio
    Shares               2,430
    Cost             $  54,864
    Market Value..............        --                 --               --              --                 --
  Fidelity VIP Overseas
   Portfolio
    Shares               1,118
    Cost             $  22,108
    Market Value..............        --                 --               --              --                 --
  Fidelity VIP II Asset
   Manager Portfolio
    Shares               9,843
    Cost             $ 175,403
    Market Value..............        --                 --               --              --                 --
  Due from ITT Hartford Life
   and Annuity Insurance
   Company....................          11,210           --               --                 5,595            11,186
  Receivable from shares
   sold.......................        --                 --              115,954          --                 --
                                -----------------   ---------------   -----------       ----------       ------------
  Total Assets................         270,998            77,118         491,556           152,843           133,718
                                -----------------   ---------------   -----------       ----------       ------------
LIABILITIES:
  Due to ITT Hartford Life and
   Annuity Insurance
   Company....................        --                 --              116,326          --                 --
  Payable for fund shares
   purchased..................          11,220           --               --                 5,596            11,192
                                -----------------   ---------------   -----------       ----------       ------------
  Total Liabilities...........          11,220           --              116,326             5,596            11,192
                                -----------------   ---------------   -----------       ----------       ------------
  Net Assets (variable life
   contract liabilities)......     $   259,778        $   77,118      $  375,230        $  147,247        $  122,526
                                -----------------   ---------------   -----------       ----------       ------------
                                -----------------   ---------------   -----------       ----------       ------------

  Units Owned by
   Participants...............         121,620            57,150         161,530            98,062            61,304
  Unit Values.................     $  2.135978        $ 1.349414      $ 2.322979        $ 1.501562        $ 1.998682

                                   FIDELITY VIP      FIDELITY VIP     FIDELITY VIP II
                                  EQUITY INCOME        OVERSEAS        ASSET MANAGER
                                    PORTFOLIO          PORTFOLIO         PORTFOLIO
                                   SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                ------------------   -------------   ------------------
ASSETS:
Investments:
  Hartford Bond Fund, Inc.
    Shares             235,252
    Cost             $ 244,230
    Market Value..............        --                 --               --
  Hartford Stock Fund, Inc.
    Shares              45,309
    Cost             $ 229,324
    Market Value..............        --                 --               --
  HVA Money Market Fund, Inc.
    Shares           1,438,143
    Cost            $1,438,143
    Market Value..............        --                 --               --
  Hartford Advisers Fund, Inc.
    Shares             118,014
    Cost             $ 295,264
    Market Value..............        --                 --               --
  Hartford Capital
   Appreciation Fund, Inc.
    Shares              58,913
    Cost             $ 261,570
    Market Value..............        --                 --               --
  Hartford Mortgage Securities
   Fund, Inc.
    Shares              71,157
    Cost             $  78,225
    Market Value..............        --                 --               --
  Hartford Index Fund, Inc.
    Shares             130,521
    Cost             $ 371,495
    Market Value..............        --                 --               --
  Hartford International
   Opportunities Fund, Inc.
    Shares             113,752
    Cost             $ 156,261
    Market Value..............        --                 --               --
  Hartford Dividend and Growth
   Fund, Inc.
    Shares              62,762
    Cost             $ 118,541
    Market Value..............        --                 --               --
  Fidelity VIP Equity Income
   Portfolio
    Shares               2,430
    Cost             $  54,864
    Market Value..............      $   58,998           --               --
  Fidelity VIP Overseas
   Portfolio
    Shares               1,118
    Cost             $  22,108
    Market Value..............        --               $  21,473          --
  Fidelity VIP II Asset
   Manager Portfolio
    Shares               9,843
    Cost             $ 175,403
    Market Value..............        --                 --              $ 177,276
  Due from ITT Hartford Life
   and Annuity Insurance
   Company....................        --                 --                      1
  Receivable from shares
   sold.......................        --                 --               --
                                    ----------       -------------      ----------
  Total Assets................          58,998            21,473           177,277
                                    ----------       -------------      ----------
LIABILITIES:
  Due to ITT Hartford Life and
   Annuity Insurance
   Company....................               2                 1          --
  Payable for fund shares
   purchased..................        --                 --               --
                                    ----------       -------------      ----------
  Total Liabilities...........               2                 1          --
                                    ----------       -------------      ----------
  Net Assets (variable life
   contract liabilities)......      $   58,996         $  21,472         $ 177,277
                                    ----------       -------------      ----------
                                    ----------       -------------      ----------
  Units Owned by
   Participants...............          33,612            15,833           116,456
  Unit Values.................      $ 1.755189         $1.356104         $1.522265

SA-32                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT VARIABLE LIFE TWO
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                               MONEY
                                 BOND FUND    STOCK FUND    MARKET FUND   ADVISERS FUND
                                SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                -----------   -----------   -----------   -------------
INVESTMENT INCOME:
  Dividends...................    $10,020       $1,517        $22,397        $4,523
                                -----------   -----------   -----------      ------
    Net investment income.....     10,020        1,517         22,397         4,523
                                -----------   -----------   -----------      ------
CAPITAL GAINS INCOME..........     --              113         --             1,075
                                -----------   -----------   -----------      ------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   security transactions......        281          287         --                (3)
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................      3,212        2,743         --             3,056
    Net gain (loss) on
     investments..............      3,493        3,030         --             3,053
                                -----------   -----------   -----------      ------
    Net increase (decrease) in
     net assets resulting from
     operations...............    $13,513       $4,660        $22,397        $8,651
                                -----------   -----------   -----------      ------
                                -----------   -----------   -----------      ------

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                SA-33
--------------------------------------------------------------------------------

                                     CAPITAL           MORTGAGE                       INTERNATIONAL      DIVIDEND AND
                                APPRECIATION FUND   SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                -----------------   ---------------   -----------   ------------------   ------------
INVESTMENT INCOME:
  Dividends...................       $   817            $ 2,894         $3,998           $ 1,213            $1,121
                                     -------            -------       -----------        -------            ------
    Net investment income.....           817              2,894          3,998             1,213             1,121
                                     -------            -------       -----------        -------            ------
CAPITAL GAINS INCOME..........           385            --                 574             2,408                30
                                     -------            -------       -----------        -------            ------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   security transactions......         2,118                 25            911             1,535                12
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................        (1,824)            (1,118)         4,041            (9,304)            3,930
    Net gain (loss) on
     investments..............           294             (1,093)         4,952            (7,769)            3,942
                                     -------            -------       -----------        -------            ------
    Net increase (decrease) in
     net assets resulting from
     operations...............       $ 1,496            $ 1,801         $9,524           $(4,148)           $5,093
                                     -------            -------       -----------        -------            ------
                                     -------            -------       -----------        -------            ------

                                   FIDELITY VIP      FIDELITY VIP     FIDELITY VIP II
                                  EQUITY INCOME        OVERSEAS        ASSET MANAGER
                                    PORTFOLIO          PORTFOLIO         PORTFOLIO
                                   SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                ------------------   -------------   ------------------
INVESTMENT INCOME:
  Dividends...................        $   18             $  38             $   37
                                      ------            ------             ------
    Net investment income.....            18                38                 37
                                      ------            ------             ------
CAPITAL GAINS INCOME..........            91               150                 92
                                      ------            ------             ------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   security transactions......           782                (6)           --
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................         4,077              (679)             1,822
    Net gain (loss) on
     investments..............         4,859              (685)             1,822
                                      ------            ------             ------
    Net increase (decrease) in
     net assets resulting from
     operations...............        $4,968             $(497)            $1,951
                                      ------            ------             ------
                                      ------            ------             ------

SA-34                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT VARIABLE LIFE TWO

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                               MONEY
                                 BOND FUND    STOCK FUND    MARKET FUND  ADVISERS FUND
                                SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                -----------   -----------   -----------  -------------
OPERATIONS:
  Net investment income.......   $ 10,020      $  1,517     $    22,397    $  4,523
  Capital gains income........     --               113         --            1,075
  Net realized gain (loss) on
   security transactions......        281           287         --               (3)
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................      3,212         2,743         --            3,056
                                -----------   -----------   -----------  -------------
  Net increase (decrease) in
   net assets resulting from
   operations.................     13,513         4,660          22,397       8,651
                                -----------   -----------   -----------  -------------
UNIT TRANSACTIONS:
  Purchases...................     16,326         9,295       4,374,149      16,165
  Net transfers...............    161,664       224,575      (2,888,312)    256,828
  Surrenders..................     (4,558)       (6,421)        (61,718)     (2,671)
  Cost of insurance...........     (4,584)       (1,028)        (55,698)       (811)
                                -----------   -----------   -----------  -------------
  Total increase in net assets
   resulting from unit
   transactions...............    168,848       226,421       1,368,421     269,511
                                -----------   -----------   -----------  -------------
  Total increase in net
   assets.....................    182,361       231,081       1,390,818     278,162
NET ASSETS:
  Beginning of period.........     64,588         1,067          47,514      20,029
                                -----------   -----------   -----------  -------------
  End of period...............   $246,949      $232,148     $ 1,438,332    $298,191
                                -----------   -----------   -----------  -------------
                                -----------   -----------   -----------  -------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION, OCTOBER 3, 1996 TO DECEMBER 31, 1996

                                                               MONEY
                                 BOND FUND    STOCK FUND    MARKET FUND  ADVISERS FUND
                                SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                -----------   -----------   -----------  -------------
OPERATIONS:
  Net investment income.......   $    389      $      3     $       286    $     53
  Net unrealized
   (depreciation) appreciation
   of investments during the
   period.....................       (484)           64         --             (129)
                                -----------   -----------   -----------  -------------
  Net increase (decrease) in
   net assets resulting from
   operations.................        (95)           67             286         (76)
                                -----------   -----------   -----------  -------------
UNIT TRANSACTIONS:
  Purchases...................      1,000         1,000         176,110       1,000
  Net transfers...............     63,683        --            (127,365)     19,105
  Surrenders..................     --            --              (1,225)     --
  Cost of insurance...........     --            --                (292)     --
                                -----------   -----------   -----------  -------------
  Net increase in net assets
   resulting from unit
   transactions...............     64,683         1,000          47,228      20,105
                                -----------   -----------   -----------  -------------
  Total increase in net
   assets.....................     64,588         1,067          47,514      20,029
NET ASSETS:
  Beginning of period.........     --            --             --           --
                                -----------   -----------   -----------  -------------
  End of period...............   $ 64,588      $  1,067     $    47,514    $ 20,029
                                -----------   -----------   -----------  -------------
                                -----------   -----------   -----------  -------------

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                SA-35
--------------------------------------------------------------------------------

                                     CAPTIAL           MORTGAGE                       INTERNATIONAL      DIVIDEND AND
                                APPRECIATION FUND   SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                -----------------   ---------------   -----------   ------------------   ------------
OPERATIONS:
  Net investment income.......      $    817            $ 2,894        $  3,998          $  1,213          $  1,121
  Capital gains income........           385            --                  574             2,408                30
  Net realized gain (loss) on
   security transactions......         2,118                 25             911             1,535                12
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................        (1,824)            (1,118)          4,041            (9,304)            3,930
                                    --------            -------       -----------        --------        ------------
  Net increase (decrease) in
   net assets resulting from
   operations.................         1,496              1,801           9,524            (4,148)            5,093
                                    --------            -------       -----------        --------        ------------
UNIT TRANSACTIONS:
  Purchases...................        16,079              1,604          28,684            16,294            11,377
  Net transfers...............       253,669             76,343         352,567           125,494           109,235
  Surrenders..................        (7,630)              (883)         (9,226)           (6,183)           (2,933)
  Cost of insurance...........        (4,880)            (2,772)         (7,390)           (4,631)           (1,314)
                                    --------            -------       -----------        --------        ------------
  Total increase in net assets
   resulting from unit
   transactions...............       257,238             74,292         364,635           130,974           116,365
                                    --------            -------       -----------        --------        ------------
  Total increase in net
   assets.....................       258,734             76,093         374,159           126,826           121,458
NET ASSETS:
  Beginning of period.........         1,044              1,025           1,071            20,421             1,068
                                    --------            -------       -----------        --------        ------------
  End of period...............      $259,778            $77,118        $375,230          $147,247          $122,526
                                    --------            -------       -----------        --------        ------------
                                    --------            -------       -----------        --------        ------------
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION, OCTOBER 3, 1996 TO DECEMBER 31, 1996
                                     CAPITAL           MORTGAGE                       INTERNATIONAL      DIVIDEND AND
                                APPRECIATION FUND   SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                -----------------   ---------------   -----------   ------------------   ------------
OPERATIONS:
  Net investment income.......      $      2            $    14        $      5          $     25          $      6
  Net unrealized
   (depreciation) appreciation
   of investments during the
   period.....................            42                 11              66               291                62
                                    --------            -------       -----------        --------        ------------
  Net increase (decrease) in
   net assets resulting from
   operations.................            44                 25              71               316                68
                                    --------            -------       -----------        --------        ------------
UNIT TRANSACTIONS:
  Purchases...................         1,000              1,000           1,000             1,000             1,000
  Net transfers...............       --                 --               --                19,105            --
  Surrenders..................       --                 --               --              --                  --
  Cost of insurance...........       --                 --               --              --                  --
                                    --------            -------       -----------        --------        ------------
  Net increase in net assets
   resulting from unit
   transactions...............         1,000              1,000           1,000            20,105             1,000
                                    --------            -------       -----------        --------        ------------
  Total increase in net
   assets.....................         1,044              1,025           1,071            20,421             1,068
NET ASSETS:
  Beginning of period.........       --                 --               --              --                  --
                                    --------            -------       -----------        --------        ------------
  End of period...............      $  1,044            $ 1,025        $  1,071          $ 20,421          $  1,068
                                    --------            -------       -----------        --------        ------------
                                    --------            -------       -----------        --------        ------------

                                   FIDELITY VIP      FIDELITY VIP     FIDELITY VIP II
                                  EQUITY INCOME        OVERSEAS        ASSET MANAGER
                                    PORTFOLIO          PORTFOLIO         PORTFOLIO
                                   SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                ------------------   -------------   ------------------
OPERATIONS:
  Net investment income.......       $    18            $    38           $     37
  Capital gains income........            91                150                 92
  Net realized gain (loss) on
   security transactions......           782                 (6)          --
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................         4,077               (679)             1,822
                                     -------         -------------        --------
  Net increase (decrease) in
   net assets resulting from
   operations.................         4,968               (497)             1,951
                                     -------         -------------        --------
UNIT TRANSACTIONS:
  Purchases...................         2,252              1,594             10,283
  Net transfers...............        54,175             22,728            165,107
  Surrenders..................        (2,747)            (1,120)              (735)
  Cost of insurance...........          (708)            (2,277)              (379)
                                     -------         -------------        --------
  Total increase in net assets
   resulting from unit
   transactions...............        52,972             20,925            174,276
                                     -------         -------------        --------
  Total increase in net
   assets.....................        57,940             20,428            176,227
NET ASSETS:
  Beginning of period.........         1,056              1,044              1,050
                                     -------         -------------        --------
  End of period...............       $58,996            $21,472           $177,277
                                     -------         -------------        --------
                                     -------         -------------        --------
STATEMENT OF CHANGES IN NET AS
FOR THE PERIOD FROM INCEPTION,
                                   FIDELITY VIP      FIDELITY VIP     FIDELITY VIP II
                                  EQUITY INCOME        OVERSEAS        ASSET MANAGER
                                    PORTFOLIO          PORTFOLIO         PORTFOLIO
                                   SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                ------------------   -------------   ------------------
OPERATIONS:
  Net investment income.......       $--                $--               $--
  Net unrealized
   (depreciation) appreciation
   of investments during the
   period.....................            56                 44                 50
                                     -------         -------------        --------
  Net increase (decrease) in
   net assets resulting from
   operations.................            56                 44                 50
                                     -------         -------------        --------
UNIT TRANSACTIONS:
  Purchases...................         1,000              1,000              1,000
  Net transfers...............       --                  --               --
  Surrenders..................       --                  --               --
  Cost of insurance...........       --                  --               --
                                     -------         -------------        --------
  Net increase in net assets
   resulting from unit
   transactions...............         1,000              1,000              1,000
                                     -------         -------------        --------
  Total increase in net
   assets.....................         1,056              1,044              1,050
NET ASSETS:
  Beginning of period.........       --                  --               --
                                     -------         -------------        --------
  End of period...............       $ 1,056            $ 1,044           $  1,050
                                     -------         -------------        --------
                                     -------         -------------        --------

SA-36                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                       SEPARATE ACCOUNT VARIABLE LIFE TWO
                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1997

 1. ORGANIZATION:
    Separate Account Variable Life Two (the Account) is a separate investment account within ITT Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty two sub-accounts. These financial statements include twelve sub-accounts which invest solely in the Hartford and Fidelity Mutual Funds (the Funds). The other ten sub-accounts, which invest in the Putnam VT Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the Funds as directed by the contractholders.

 2. SIGNIFICANT ACCOUNTING POLICIES:
    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION -- The investment in shares of the funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1997.

    c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3. ADMINISTRATION OF THE ACCOUNT
   AND RELATED CHARGES:

    In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts.

Hartford Life and Annuity Insurance Company                                SA-37
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To ITT Hartford Life and Annuity Insurance Company
Putnam Capital Manager Trust Separate Account Variable Life Two and to the Owners of Units of Interest therein:

We have audited the accompanying statement of assets and liabilities of Diversified Income Fund Sub-Account, Global Asset Allocation Fund Sub-Account, Global Growth Fund Sub-Account, Growth and Income Fund Sub-Account, High Yield Fund Sub-Account, Money Market Fund Sub-Account, New Opportunities Fund Sub-Account, U.S. Government and High Quality Bond Fund Sub-Account, Utilities Growth and Income Fund Sub-Account and Voyager Fund Sub-Account (constituting ITT Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Variable Life Two) (the Account) as of December 31, 1997, and the related statements of operations for the years then ended and statements of changes in net assets for the year ended December 31, 1997 and the period from inception, October 3, 1996, to December 31, 1996. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Diversified Income Fund Sub-Account, Global Asset Allocation Fund Sub-Account, Global Growth Fund Sub-Account, Growth and Income Fund Sub-Account, High Yield Fund Sub-Account, Money Market Fund Sub-Account, New Opportunities Fund Sub-Account, U.S. Government and High Quality Bond Fund Sub-Account, Utilities Growth and Income Fund Sub-Account and Voyager Fund Sub-Account (constituting ITT Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Variable Life Two) as of December 31, 1997, the results of its operations for the years then ended and the changes in its net assets for the year ended December 31, 1997 and the period from inception, October 3, 1996, to December 31, 1996, in conformity with generally accepted accounting principles.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 16, 1998

SA-38                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

                                                  GLOBAL
                                                   ASSET
                                 DIVERSIFIED    ALLOCATION      GLOBAL       GROWTH AND
                                 INCOME FUND       FUND       GROWTH FUND    INCOME FUND
                                 SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                -------------   -----------   -----------   -------------
ASSETS:
Investments:
  Putnam VT Diversified Income
   Fund
    Shares               7,515
    Cost               $84,758
    Market Value..............    $   84,995        --            --            --
  Putnam VT Global Asset
   Allocation Fund
    Shares               2,068
    Cost               $37,404
    Market Value..............       --         $   38,799        --            --
  Putnam VT Global Growth Fund
    Shares              16,488
    Cost              $303,958
    Market Value..............       --             --        $  302,389        --
  Putnam VT Growth and Income
   Fund
    Shares               5,487
    Cost              $147,425
    Market Value..............       --             --            --         $  155,390
  Putnam VT High Yield Fund
    Shares               3,451
    Cost               $46,220
    Market Value..............       --             --            --            --
  Putnam VT Money Market Fund
    Shares               8,329
    Cost                $8,329
    Market Value..............       --             --            --            --
  Putnam VT New Opportunities
   Fund
    Shares               8,115
    Cost              $168,253
    Market Value..............       --             --            --            --
  Putnam VT U.S. Government
   and High Quality Bond Fund
    Shares              16,624
    Cost              $219,484
    Market Value..............       --             --            --            --
  Putnam VT Utilities Growth
   and Income Fund
    Shares               1,507
    Cost               $21,952
    Market Value..............       --             --            --            --
  Putnam VT Voyager Fund
    Shares               2,790
    Cost              $100,737
    Market Value..............       --             --            --            --
  Due from ITT Hartford Life &
   Annuity Insurance
   Company....................       --                  9        16,628        --
  Receivable from fund shares
   sold.......................       --             --            --            --
                                -------------   -----------   -----------   -------------
  Total Assets................        84,995        38,808       319,017        155,390
                                -------------   -----------   -----------   -------------
LIABILITIES:
  Due to ITT Hartford Life &
   Annuity Insurance
   Company....................       --             --            --                  3
  Payable for fund shares
   purchased..................       --             --            16,673        --
                                -------------   -----------   -----------   -------------
  Total Liabilities...........       --             --            16,673              3
                                -------------   -----------   -----------   -------------
  Net Assets (variable life
   contract liabilities)......    $   84,995    $   38,808    $  302,344     $  155,387
                                -------------   -----------   -----------   -------------
                                -------------   -----------   -----------   -------------
Variable life contracts
Individual Sub-Accounts:
  Units Owned by
   Participants...............         6,561         2,119        16,635          7,028
  Unit Price..................    $12.954542    $18.314650    $18.175599     $22.109731
  Contract Liability..........    $   84,995    $   38,808    $  302,344     $  155,387

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                SA-39
--------------------------------------------------------------------------------

                                                                                     U.S. GOVERNMENT
                                                                          NEW              AND            UTILITIES
                                      HIGH               MONEY        OPPORTUNITIES    HIGH QUALITY       GROWTH AND
                                   YIELD FUND         MARKET FUND     FUND              BOND FUND        INCOME FUND    VOYAGER FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                                -----------------   ---------------   -----------   ------------------   ------------   ------------
ASSETS:
Investments:
  Putnam VT Diversified Income
   Fund
    Shares               7,515
    Cost               $84,758
    Market Value..............       --                  --               --              --                 --             --
  Putnam VT Global Asset
   Allocation Fund
    Shares               2,068
    Cost               $37,404
    Market Value..............       --                  --               --              --                 --             --
  Putnam VT Global Growth Fund
    Shares              16,488
    Cost              $303,958
    Market Value..............       --                  --               --              --                 --             --
  Putnam VT Growth and Income
   Fund
    Shares               5,487
    Cost              $147,425
    Market Value..............       --                  --               --              --                 --             --
  Putnam VT High Yield Fund
    Shares               3,451
    Cost               $46,220
    Market Value..............     $   47,002            --               --              --                 --             --
  Putnam VT Money Market Fund
    Shares               8,329
    Cost                $8,329
    Market Value..............       --               $    8,329          --              --                 --             --
  Putnam VT New Opportunities
   Fund
    Shares               8,115
    Cost              $168,253
    Market Value..............       --                  --           $  172,278          --                 --             --
  Putnam VT U.S. Government
   and High Quality Bond Fund
    Shares              16,624
    Cost              $219,484
    Market Value..............       --                  --               --            $  223,091           --             --
  Putnam VT Utilities Growth
   and Income Fund
    Shares               1,507
    Cost               $21,952
    Market Value..............       --                  --               --              --              $   25,830        --
  Putnam VT Voyager Fund
    Shares               2,790
    Cost              $100,737
    Market Value..............       --                  --               --              --                 --          $  109,033
  Due from ITT Hartford Life &
   Annuity Insurance
   Company....................       --                  --               --                22,231                 1        --
  Receivable from fund shares
   sold.......................       --                        1          --              --                 --              10,359
                                -----------------   ---------------   -----------   ------------------   ------------   ------------
  Total Assets................         47,002              8,330         172,278           245,322            25,831        119,392
                                -----------------   ---------------   -----------   ------------------   ------------   ------------
LIABILITIES:
  Due to ITT Hartford Life &
   Annuity Insurance
   Company....................       --                  --                    9          --                 --              10,518
  Payable for fund shares
   purchased..................       --                  --               --                22,231           --             --
                                -----------------   ---------------   -----------   ------------------   ------------   ------------
  Total Liabilities...........       --                  --                    9            22,231           --              10,518
                                -----------------   ---------------   -----------   ------------------   ------------   ------------
  Net Assets (variable life
   contract liabilities)......     $   47,002         $    8,330      $  172,269        $  223,091        $   25,831     $  108,874
                                -----------------   ---------------   -----------   ------------------   ------------   ------------
                                -----------------   ---------------   -----------   ------------------   ------------   ------------
Variable life contracts
Individual Sub-Accounts:
  Units Owned by
   Participants...............          2,841              6,765           9,421            16,422             1,372          4,695
  Unit Price..................     $16.545266         $ 1.231375      $18.284859        $13.584990        $18.827631     $23.187025
  Contract Liability..........     $   47,002         $    8,330      $  172,269        $  223,091        $   25,831     $  108,874

SA-40                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Operations
For the Year Ended December 31, 1997

                                DIVERSIFIED    GLOBAL ASSET       GLOBAL      GROWTH AND
                                INCOME FUND   ALLOCATION FUND   GROWTH FUND   INCOME FUND
                                SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                -----------   ---------------   -----------   -----------
INVESTMENT INCOME:
  Dividends...................     $ 57           $   88          $   420       $   622
                                  -----           ------        -----------   -----------
CAPITAL GAINS INCOME..........        9              150              452         1,514
                                  -----           ------        -----------   -----------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   security transactions......        3              109            1,118           314
  Net unrealized appreciation
   (depreciation) of
   investments
   during the period..........      207            1,348           (1,615)        7,951
                                  -----           ------        -----------   -----------
    Net gain (loss) on
     investments..............      210            1,457             (497)        8,265
                                  -----           ------        -----------   -----------
    Net increase (decrease) in
     net assets resulting from
     operations...............     $276           $1,695          $   375       $10,401
                                  -----           ------        -----------   -----------
                                  -----           ------        -----------   -----------

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                SA-41
--------------------------------------------------------------------------------

                                                                                 U.S. GOVERNMENT AND    UTILITIES
                                   HIGH          MONEY             NEW              HIGH QUALITY       GROWTH AND
                                YIELD FUND    MARKET FUND   OPPORTUNITIES FUND        BOND FUND        INCOME FUND   VOYAGER FUND
                                SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
                                -----------   -----------   ------------------   -------------------   -----------   ------------
INVESTMENT INCOME:
  Dividends...................     $154          $424            $--                   $  756            $   40        $    16
                                  -----         -----            -------               ------          -----------   ------------
CAPITAL GAINS INCOME..........       18         --               --                   --                     54            355
                                  -----         -----            -------               ------          -----------   ------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   security transactions......        5         --                (1,905)                 387                25          3,074
  Net unrealized appreciation
   (depreciation) of
   investments
   during the period..........      757         --                 4,088                3,578             3,805          8,319
                                  -----         -----            -------               ------          -----------   ------------
    Net gain (loss) on
     investments..............      762         --                 2,183                3,965             3,830         11,393
                                  -----         -----            -------               ------          -----------   ------------
    Net increase (decrease) in
     net assets resulting from
     operations...............     $934          $424            $ 2,183               $4,721            $3,924        $11,764
                                  -----         -----            -------               ------          -----------   ------------
                                  -----         -----            -------               ------          -----------   ------------

SA-42                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                DIVERSIFIED    GLOBAL ASSET       GLOBAL      GROWTH AND
                                INCOME FUND   ALLOCATION FUND   GROWTH FUND   INCOME FUND
                                SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                -----------   ---------------   -----------   -----------
OPERATIONS:
  Net investment income.......    $    57         $    88        $    420      $    622
  Capital gains income........          9             150             452         1,514
  Net realized gain (loss) on
   security transactions......          3             109           1,118           314
  Net unrealized appreciation
   (depreciation) of
   investments
    during the period.........        207           1,348          (1,615)        7,951
                                -----------   ---------------   -----------   -----------
  Net increase (decrease) in
   net assets resulting from
   operations.................        276           1,695             375        10,401
                                -----------   ---------------   -----------   -----------
UNIT TRANSACTIONS:
  Purchases...................      4,114           3,230          13,967         7,475
  Net transfers...............     80,535          35,538         302,978       119,617
  Surrenders..................       (505)         (1,812)        (10,646)       (6,077)
  Cost of insurance...........       (455)           (890)         (5,376)       (2,516)
                                -----------   ---------------   -----------   -----------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........     83,689          36,066         300,923       118,499
                                -----------   ---------------   -----------   -----------
  Total increase (decrease) in
   net assets.................     83,965          37,761         301,298       128,900
NET ASSETS:
  Beginning of period.........      1,030           1,047           1,046        26,487
                                -----------   ---------------   -----------   -----------
  End of period...............    $84,995         $38,808        $302,344      $155,387
                                -----------   ---------------   -----------   -----------
                                -----------   ---------------   -----------   -----------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION, OCTOBER 3, 1996 TO DECEMBER 31, 1996

                                DIVERSIFIED    GLOBAL ASSET       GLOBAL      GROWTH AND
                                INCOME FUND   ALLOCATION FUND   GROWTH FUND   INCOME FUND
                                SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                -----------   ---------------   -----------   -----------
OPERATIONS:
  Net investment income.......    $--             $--            $ --          $ --
  Capital gains income........     --             --               --            --
  Net realized gain (loss) on
   security transactions......     --             --               --            --
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................         30              47              46            14
                                -----------   ---------------   -----------   -----------
  Net increase (decrease) in
   net assets resulting from
   operations.................         30              47              46            14
                                -----------   ---------------   -----------   -----------
UNIT TRANSACTIONS:
  Purchases...................      1,000           1,000           1,000         1,000
  Net transfers...............     --             --               --            25,473
  Surrenders..................     --             --               --            --
  Cost of insurance...........     --             --               --            --
                                -----------   ---------------   -----------   -----------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........      1,000           1,000           1,000        26,473
                                -----------   ---------------   -----------   -----------
  Total increase (decrease) in
   net assets.................      1,030           1,047           1,046        26,487
NET ASSETS:
  Beginning of period.........     --             --               --            --
                                -----------   ---------------   -----------   -----------
  End of period...............    $ 1,030         $ 1,047        $  1,046      $ 26,487
                                -----------   ---------------   -----------   -----------
                                -----------   ---------------   -----------   -----------

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                SA-43
--------------------------------------------------------------------------------

                                                                                 U.S. GOVERNMENT AND    UTILITIES
                                   HIGH          MONEY             NEW              HIGH QUALITY       GROWTH AND
                                YIELD FUND    MARKET FUND   OPPORTUNITIES FUND        BOND FUND        INCOME FUND   VOYAGER FUND
                                SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
                                -----------   -----------   ------------------   -------------------   -----------   ------------
OPERATIONS:
  Net investment income.......    $   154       $  424           $--                  $    756           $    40       $     16
  Capital gains income........         18        --              --                   --                      54            355
  Net realized gain (loss) on
   security transactions......          5        --                (1,905)                 387                25          3,074
  Net unrealized appreciation
   (depreciation) of
   investments
    during the period.........        757        --                 4,088                3,578             3,805          8,319
                                -----------   -----------      ----------           ----------         -----------   ------------
  Net increase (decrease) in
   net assets resulting from
   operations.................        934          424              2,183                4,721             3,924         11,764
                                -----------   -----------      ----------           ----------         -----------   ------------
UNIT TRANSACTIONS:
  Purchases...................      1,594        --                13,204               10,535             1,604         10,861
  Net transfers...............     44,780       10,765            164,787              214,693            20,012         92,223
  Surrenders..................     (1,070)      (2,441)            (4,674)              (4,108)             (711)        (4,146)
  Cost of insurance...........       (261)      (1,430)            (4,168)              (3,779)              (71)        (2,805)
                                -----------   -----------      ----------           ----------         -----------   ------------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........     45,043        6,894            169,149              217,341            20,834         96,133
                                -----------   -----------      ----------           ----------         -----------   ------------
  Total increase (decrease) in
   net assets.................     45,977        7,318            171,332              222,062            24,758        107,897
NET ASSETS:
  Beginning of period.........      1,025        1,012                937                1,029             1,073            977
                                -----------   -----------      ----------           ----------         -----------   ------------
  End of period...............    $47,002       $8,330           $172,269             $223,091           $25,831       $108,874
                                -----------   -----------      ----------           ----------         -----------   ------------
                                -----------   -----------      ----------           ----------         -----------   ------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION, OCTOBER 3, 1996 TO DECEMBER 31, 1996

                                                                                 U.S. GOVERNMENT AND    UTILITIES
                                   HIGH          MONEY             NEW              HIGH QUALITY       GROWTH AND
                                YIELD FUND    MARKET FUND   OPPORTUNITIES FUND        BOND FUND        INCOME FUND   VOYAGER FUND
                                SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
                                -----------   -----------   ------------------   -------------------   -----------   ------------
OPERATIONS:
  Net investment income.......    $--           $   12           $--                  $--                $--           $ --
  Capital gains income........     --            --              --                   --                  --             --
  Net realized gain (loss) on
   security transactions......     --            --              --                   --                  --             --
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................         25        --                   (63)                  29                73            (23)
                                -----------   -----------      ----------           ----------         -----------   ------------
  Net increase (decrease) in
   net assets resulting from
   operations.................         25           12                (63)                  29                73            (23)
                                -----------   -----------      ----------           ----------         -----------   ------------
UNIT TRANSACTIONS:
  Purchases...................      1,000        1,000              1,000                1,000             1,000          1,000
  Net transfers...............     --            --              --                   --                  --             --
  Surrenders..................     --            --              --                   --                  --             --
  Cost of insurance...........     --            --              --                   --                  --             --
                                -----------   -----------      ----------           ----------         -----------   ------------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........      1,000        1,000              1,000                1,000             1,000          1,000
                                -----------   -----------      ----------           ----------         -----------   ------------
  Total increase (decrease) in
   net assets.................      1,025        1,012                937                1,029             1,073            977
NET ASSETS:
  Beginning of period.........     --            --              --                   --                  --             --
                                -----------   -----------      ----------           ----------         -----------   ------------
  End of period...............    $ 1,025       $1,012           $    937             $  1,029           $ 1,073       $    977
                                -----------   -----------      ----------           ----------         -----------   ------------
                                -----------   -----------      ----------           ----------         -----------   ------------

SA-44                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

        PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO
                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1997

 1. ORGANIZATION:
    Separate Account Variable Life Two (the Account) is a separate investment account within ITT Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty two sub-accounts. These financial statements include ten sub-accounts which invest solely in the Putnam VT funds (the Funds). The other twelve subaccounts, which invest in the Hartford and Fidelity Mutual Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the Funds as directed by the contract-holders.

 2. SIGNIFICANT ACCOUNTING POLICIES:
    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1997.

    c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3. ADMINISTRATION OF THE ACCOUNT
   AND RELATED CHARGES:

    In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

            Financial Statements of Hartford Life Insurance Company

F-2
--------------------------------------------------------------------------------

                  CONDENSED CONSOLIDATED STATEMENTS OF INCOME
                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                      THIRD QUARTER     NINE MONTHS
                                                          ENDED            ENDED
                                                      SEPTEMBER 30,    SEPTEMBER 30,
                                                      -------------   ---------------
                                                      1998    1997     1998     1997
                                                      -----   -----   ------   ------
                                                               (IN MILLIONS)
                                                                (UNAUDITED)
 Revenues
   Premiums and other considerations...............   $ 484   $ 360   $1,430   $  993
   Net investment income...........................     339     319    1,035      978
   Net realized capital (losses) gains.............       3      --       (3)       4
                                                      -----   -----   ------   ------
     Total revenues................................     826     679    2,462    1,975
                                                      -----   -----   ------   ------
 Benefits, claims and expenses
   Benefits, claims and claim adjustment
    expenses.......................................     353     318    1,100      970
   Amortization of deferred policy acquisition
    costs..........................................     119      80      328      252
   Dividends to policyholders......................      61      47      177      119
   Other insurance expenses........................     155     105      461      295
                                                      -----   -----   ------   ------
     Total benefits, claims and expenses...........     688     550    2,066    1,636
                                                      -----   -----   ------   ------
   Income before income tax expense................     138     129      396      339
   Income tax expense..............................      49      48      139      121
                                                      -----   -----   ------   ------
   Net income......................................   $  89   $  81   $  257   $  218
                                                      -----   -----   ------   ------
                                                      -----   -----   ------   ------

           See Notes to Condensed Consolidated Financial Statements.

                                                                             F-3
--------------------------------------------------------------------------------

                     CONDENSED CONSOLIDATED BALANCE SHEETS
                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                      SEPTEMBER 30,    DECEMBER 31,
                                                          1998             1997
                                                      -------------    -------------
                                                           (IN MILLIONS, EXCEPT
                                                             FOR SHARE DATA)
                                                               (UNAUDITED)
 Assets
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $13,771 and
    $13,885).......................................      $14,214          $14,176
   Equity securities, at fair value................          114              180
   Policy loans, at outstanding balance............        3,742            3,756
   Other investments, at cost......................          275               47
                                                      -------------    -------------
     Total investments.............................       18,345           18,159
   Cash............................................           86               54
   Premiums and amounts receivable.................           22               18
   Accrued investment income.......................          330              330
   Reinsurance recoverables........................        5,903            6,114
   Deferred policy acquisition costs...............        3,674            3,315
   Deferred income tax.............................          376              348
   Other assets....................................          332              352
   Separate account assets.........................       76,725           69,055
                                                      -------------    -------------
     Total assets..................................      $105,793         $97,745
                                                      -------------    -------------
                                                      -------------    -------------
 Liabilities
   Future policy benefits..........................      $ 3,341          $ 3,059
   Other policyholder funds........................       20,684           21,034
   Other liabilities...............................        2,331            2,254
   Separate account liabilities....................       76,725           69,055
                                                      -------------    -------------
     Total liabilities.............................      103,081           95,402
 Stockholder's Equity
   Common stock -- authorized, issued and
    outstanding 1,000, par value $5,690............            6                6
   Capital surplus.................................        1,045            1,045
   Accumulated other comprehensive income
    Net unrealized capital gains on securities, net
    of tax.........................................          291              179
    Total accumulated other comprehensive income...          291              179
    Retained earnings..............................        1,370            1,113
                                                      -------------    -------------
     Total stockholder's equity....................        2,712            2,343
                                                      -------------    -------------
   Total liabilities and stockholder's equity......      $105,793         $97,745
                                                      -------------    -------------
                                                      -------------    -------------

           See Notes to Condensed Consolidated Financial Statements.

F-4
--------------------------------------------------------------------------------

                      CONDENSED CONSOLIDATED STATEMENTS OF
                        CHANGES IN STOCKHOLDER'S EQUITY
                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NINE MONTHS ENDED SEPTEMBER 30, 1998

                                                                             ACCUMULATED OTHER
                                                                           COMPREHENSIVE INCOME
                                               -----------------------------------------------------------------------------
                                                                             NET UNREALIZED
                                                                            CAPITAL GAINS ON                       TOTAL
                                               COMMON                      SECURITIES, NET OF      RETAINED    STOCKHOLDER'S
                                               STOCK    CAPITAL SURPLUS            TAX             EARNINGS       EQUITY
                                               ------   ---------------   ---------------------   ----------   -------------
                                                                               (IN MILLIONS)
                                                                                (UNAUDITED)
Balance, December 31, 1997...................    $6         $1,045                $ 179             $1,113        $2,343
Comprehensive income
  Net income.................................    --             --                   --                257           257
  Other comprehensive income, net of tax (1):
   Changes in net unrealized capital gains
    on securities (2)........................    --             --                  112                 --           112
  Total other comprehensive income...........                                                                        112
Total comprehensive income...................                                                                        369
                                                 --
                                                            ------                -----           ----------      ------
Balance, September 30, 1998..................    $6         $1,045                $ 291             $1,370        $2,712
                                                 --
                                                 --
                                                            ------                -----           ----------      ------
                                                            ------                -----           ----------      ------

NINE MONTHS ENDED SEPTEMBER 30, 1997

                                                                             ACCUMULATED OTHER
                                                                           COMPREHENSIVE INCOME
                                               -----------------------------------------------------------------------------
                                                                             NET UNREALIZED
                                                                            CAPITAL GAINS ON                       TOTAL
                                               COMMON                      SECURITIES, NET OF      RETAINED    STOCKHOLDER'S
                                               STOCK    CAPITAL SURPLUS            TAX             EARNINGS       EQUITY
                                               ------   ---------------   ---------------------   ----------   -------------
                                                                               (IN MILLIONS)
                                                                                (UNAUDITED)
Balance, December 31, 1996...................    $6         $1,045                $  30             $  811        $1,892
Comprehensive income
  Net income.................................    --             --                   --                218           218
  Other comprehensive income, net of tax (1):
   Changes in net unrealized capital gains
    on securities (2)........................    --             --                  105                 --           105
  Total other comprehensive income...........                                                                        105
Total comprehensive income                                                                                           323
                                                 --
                                                            ------                -----           ----------      ------
Balance, September 30, 1997..................    $6         $1,045                $ 135             $1,029        $2,215
                                                 --
                                                 --
                                                            ------                -----           ----------      ------
                                                            ------                -----           ----------      ------

---------

(1) Net unrealized gain on securities is reflected net of tax of $60 and $57 as of September 30, 1998 and 1997, respectively.

(2) Net of reclassification adjustment for (losses) gains realized in net income of $(2) and $3 for the nine months ended September 30, 1998 and 1997, respectively.

           See Notes to Condensed Consolidated Financial Statements.

                                                                             F-5
--------------------------------------------------------------------------------

                CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                           NINE MONTHS ENDED
                                             SEPTEMBER 30,
                                          -------------------
                                            1998       1997
                                          --------   --------
                                             (IN MILLIONS)
                                              (UNAUDITED)
Operating Activities
  Net income............................  $    257   $    218
Adjustments to net income:
  Depreciation and amortization.........       (15)         5
  Net realized capital losses (gains)...         3         (4)
  Increase in deferred income taxes.....       (90)       (14)
  Increase in deferred policy
   acquisition costs....................      (359)      (396)
  (Increase) decrease in premiums and
   amounts receivable...................        (4)         3
  Decrease in accrued investment
   income...............................        --         48
  Decrease in other assets..............        65        169
  Decrease (increase) in reinsurance
   recoverables.........................        39       (310)
  Increase in liability for future
   policy benefits......................       282        650
  (Decrease) increase in other
   liabilities..........................       (55)       131
                                          --------   --------
    Cash provided by operating
     activities.........................       123        500
                                          --------   --------
Investing Activities
  Purchases of fixed maturity
   investments..........................    (4,530)    (4,628)
  Sales of fixed maturity investments...     2,848      3,039
  Maturities and principal paydowns of
   fixed maturity investments...........     1,387      1,643
  Net (purchases) sales of other
   investments..........................       (89)        32
  Net sales (purchases) of short-term
   investments..........................       492        (70)
                                          --------   --------
    Cash provided by investing
     activities.........................       108         16
                                          --------   --------
Financing Activities
  Net disbursements for investment and
   universal life-type contracts charged
   against policyholder accounts........      (199)      (506)
                                          --------   --------
  Cash used for financing activities....      (199)      (506)
                                          --------   --------
  Increase in cash......................        32         10
  Cash -- beginning of period...........        54         43
                                          --------   --------
  Cash -- end of period.................  $     86   $     53
                                          --------   --------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash paid during the period for:
  Income taxes..........................  $    241   $     31
                                          --------   --------
                                          --------   --------

           See Notes to Condensed Consolidated Financial Statements.

F-6
--------------------------------------------------------------------------------

              NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
   (DOLLAR AMOUNTS IN MILLIONS EXCEPT FOR SHARE DATA UNLESS OTHERWISE STATED)
                                  (UNAUDITED)

 NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

(A) BASIS OF PRESENTATION

The accompanying unaudited condensed consolidated financial statements of Hartford Life Insurance Company and subsidiaries (the "Company") have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and note disclosures which are normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to those rules and regulations, although the Company believes that the disclosures made are adequate to make the information presented not misleading. In the opinion of management, these statements include all adjustments which were normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for the periods presented. For a description of significant accounting policies, see Note 2 of Notes to Consolidated Financial Statements in the Company's 1997 Form 10-K Annual Report.

(B) CHANGES IN ACCOUNTING PRINCIPLES

Effective January 1, 1998, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 130, "Reporting Comprehensive Income", which establishes standards for reporting and display of comprehensive income and its components in a full set of general purpose financial statements. The objective of this statement is to report a measure of all changes in equity of an enterprise that result from transactions and other economic events of the period other than transactions with owners. Comprehensive income is the total of net income and all other nonowner changes in equity. Accordingly, the Company has reported comprehensive income in the Condensed Consolidated Statement of Changes in Stockholder's Equity.

    In March 1998, the American Institute of Certified Public Accountants issued Statement of Position (SOP) No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". The SOP provides guidance on accounting for the costs of internal use software and in determining whether the software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. This statement is effective for fiscal years beginning after December 15, 1998 and is not expected to have a material impact on the Company's financial condition or results of operations.

    In June 1998, the Financial Accounting Standards Board issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". The new standard establishes accounting and reporting guidance for derivative instruments, including certain derivative instruments embedded in other contracts. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as either a hedge of the fair value or the variability of the cash flow of a qualified asset or liability. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. SFAS No. 133 will be effective for fiscal years beginning after June 15, 1999. Initial application for the Company will begin for the first quarter of the year 2000. The Company is currently in the process of quantifying the impact of SFAS No. 133.

    In September 1998, the Securities and Exchange Commission stated that until the Emerging Issues Task Force (EITF) concludes its discussion regarding the accounting for combined structured notes, affected companies that entered into these notes prior to September 25, 1998 are required to either restate prior period financial statements to conform with the recently prescribed unit accounting model or disclose the related impact on earnings for all periods presented and cumulatively over the life of the instruments had the registrant accounted for the structure as a unit. Included in net income for the nine months ended September 30, 1998 was $32 of after-tax net realized capital losses and approximately $2 of after-tax net investment income related to a combined structured note transaction, which was accounted for in accordance with then current generally accepted accounting principles (GAAP). Had the transaction been accounted for as a unit, based upon recently prescribed GAAP for such types of transactions entered into after September 24, 1998, net income would have been approximately $2 lower for the third quarter and $30 higher for the nine months ended September 30, 1998.

 NOTE 2. INITIAL PUBLIC OFFERING (IPO)

    On February 10, 1997, the Company's indirect parent, Hartford Life, Inc. (Hartford Life), filed a registration statement, as amended, with the Securities and Exchange Commission, relating to the IPO of Hartford Life's Class A Common Stock. Pursuant to the IPO on May 22, 1997, Hartford Life sold to the public 26 million shares at $28.25

                                                                             F-7
--------------------------------------------------------------------------------

per share and received proceeds, net of offering expenses, of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's promissory notes outstanding and line of credit. The remaining $160 was contributed by Hartford Life to Hartford Life and Accident Insurance Company, the Company's direct parent, to support growth in its core businesses.

    The 26 million shares sold in the IPO represented approximately 18.6% of the equity ownership in Hartford Life and approximately 4.4% of the combined voting power of Hartford Life's Class A and Class B Common Stock. Hartford Financial Services Group, Inc., an indirect parent of Hartford Life, owns all of the 114 million outstanding shares of Class B Common Stock of Hartford Life, representing approximately 81.4% of the equity ownership in Hartford Life and approximately 95.6% of the combined voting power of Hartford Life's Class A and Class B Common Stock. Holders of Class A Common Stock generally have identical rights to the holders of Class B Common Stock except that the holders of Class A Common Stock are entitled to one vote per share while holders of Class B Common Stock are entitled to five votes per share on all matters submitted to a vote of Hartford Life's stockholders.

 NOTE 3. COMMITMENTS AND CONTINGENCIES

(A) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, management, at the present time, does not anticipate that the ultimate liability arising from such pending or threatened litigation will have a material effect on the financial condition or operating results of the Company.

(B) INVESTMENTS

As of September 30, 1998, the Company held $110 of asset-backed securities securitized and serviced by Commercial Finance Services, Inc. (CFS). In October 1998, the Company became aware of allegations of improper activities at CFS. CFS has engaged an independent accounting firm and outside legal counsel to investigate these allegations. Currently, these securities are performing in line with expectations. Based upon information available at this time, the Company is presently unable to determine the amount of potential loss, if any, related to the securities.

ITEM 2. MANAGEMENT'S DISCUSSION AND ANALYSIS OF
       FINANCIAL CONDITION AND RESULTS OF OPERATIONS
       (DOLLAR AMOUNTS IN MILLIONS UNLESS OTHERWISE STATED)

Management's Discussion and Analysis of Financial Condition and Results of Operations (MD&A) addresses the financial condition of the Company as of September 30, 1998, compared with December 31, 1997, and its results of operations for the third quarter and nine months ended September 30, 1998 compared with the equivalent 1997 periods. This discussion should be read in conjunction with the MD&A in the Company's 1997 Form 10-K Annual Report.

    Certain statements contained in this discussion, other than statements of historical fact, are forward-looking statements. These statements are made pursuant to the safe harbor provisions of the Private Securities Litigation Reform Act of 1995 and include estimates and assumptions related to economic, competitive and legislative developments. These forward-looking statements are subject to change and uncertainty which are, in many instances, beyond the Company's control and have been made based upon management's expectations and beliefs concerning future developments and their potential effect on Hartford Life Insurance Company and subsidiaries (the "Company"). There can be no assurance that future developments will be in accordance with management's expectations or that the effect of future developments on the Company will be those anticipated by management. Actual results could differ materially from those expected by the Company, depending on the outcome of certain factors, including those described in the forward-looking statements.

INDEX

Consolidated Results of
 Operations:
Operating Summary...............                 9
Annuity.........................                10
Individual Life Insurance.......                11
Employee Benefits...............                11
Guaranteed Investment
 Contracts......................                11
Regulatory Initiatives and
 Contingencies..................                12
Accounting Standards............                13
Other Matters...................                13

CONSOLIDATED RESULTS OF OPERATIONS:
OPERATING SUMMARY

                          THIRD QUARTER ENDED
                                                 NINE MONTHS ENDED
                             SEPTEMBER 30,         SEPTEMBER 30,
                          --------------------  --------------------
                            1998       1997       1998       1997
                          ---------  ---------  ---------  ---------
Revenues................  $     826  $     679  $   2,462  $   1,975
Expenses................        737        598      2,205      1,757
                          ---------  ---------  ---------  ---------
  Net Income............  $      89  $      81  $     257  $     218
                          ---------  ---------  ---------  ---------
                          ---------  ---------  ---------  ---------

    The Company's insurance business operates in three principal segments:
Annuity, Individual Life Insurance, and Employee Benefits as well as a Guaranteed Investments Contracts segment, which is primarily comprised of business written prior to 1995. The Company also maintains a Corporate operation through which it reports items that are not directly allocable to any of its business segments.

F-8
--------------------------------------------------------------------------------

    The Annuity segment focuses on the savings and retirement needs of the growing number of individuals who are preparing for retirement or have already retired. This segment consists of two areas of operation: Individual Annuity and Group Annuity. The variety of products sold within this segment reflects the diverse nature of the market. These include, in the Individual Annuity area, individual variable annuities, fixed market value adjusted (MVA) annuities, and mutual funds; and in the Group Annuity area, deferred compensation and retirement plan services for municipal governments and corporations, structured settlement contracts and other special purpose annuity contracts, and investment management contracts. The Individual Life Insurance segment, which focuses on the high end estate and business planning markets, sells a variety of life insurance products, including variable life and universal life insurance. The Employee Benefits segment consists of two areas of operation: Group Insurance and Specialty Insurance. Through Group Insurance, the Company offers products such as group life insurance, group short- and long-term disability and accidental death and dismemberment. Substantially all of the Group Insurance business directly written by the Company is ceded to its direct parent, Hartford Life and Accident Insurance Company. Specialty Insurance primarily consists of the Company's corporate owned life insurance (COLI) business. The Guaranteed Investment Contracts segment consists of guaranteed rate contract (GRC) business that is supported by assets held in either the Company's general account or a guaranteed separate account and includes a closed block of guaranteed rate contracts (Closed Book GRC). The Company decided in 1995, after a thorough review of its GRC business, that it would significantly de-emphasize general account GRC, choosing to focus its distribution efforts on other products sold through other divisions. Management expects no material income or loss from the Guaranteed Investment Contracts segment in the future.

    Revenues increased $147, or 22%, and $487, or 25%, for the third quarter and nine months ended September 30, 1998, respectively, compared to the equivalent 1997 periods. This increase was driven by higher fee income earned on growth in separate account assets primarily related to the Annuity and Individual Life Insurance segments, revenue growth due to new sales and renewals in the Employee Benefits segment, as well as higher net investment income, partially offset by decreasing revenues related to the declining block of Closed Book GRC. For a discussion of combined structured note transactions and investment contingencies see Notes 1 (b) and 3 (b), respectively, of Notes to Condensed Consolidated Financial Statements.

    Expenses increased $139, or 23%, and $448, or 25%, for the third quarter and nine months ended September 30, 1998, respectively, compared to the same prior year periods. This increase was due to higher benefits, claims, and claim adjustment expenses, increased amortization of deferred policy acquisition costs and increased operating expenses primarily related to growth in the Company's principal operating segments.

    Net income increased $8, or 10%, and $39, or 18%, for the third quarter and nine months ended September 30, 1998, respectively, as compared to the same periods in 1997 primarily due to revenue growth in both the Annuity and Individual Life Insurance segments. These increases were partially offset by a decrease in Employee Benefits earnings as a result of COLI.

SEGMENT RESULTS

The Company's reporting segments, consist of Annuity, Individual Life Insurance, Employee Benefits, Guaranteed Investment Contracts and a Corporate Operation.

    Below is a summary of net income by segment.

                                  THIRD QUARTER ENDED      NINE MONTHS ENDED
                                     SEPTEMBER 30,           SEPTEMBER 30,
                                ------------------------  --------------------
                                   1998         1997        1998       1997
                                   -----        -----     ---------  ---------
Annuity.......................   $      67    $      56   $     197  $     148
Individual Life Insurance.....          16           15          44         38
Employee Benefits.............           6            8          18         23
Guaranteed Investment
 Contracts....................          --           --          --         --
Corporate Operation...........          --            2          (2)         9
                                       ---          ---   ---------  ---------
  Net Income..................         $89          $81   $     257  $     218
                                       ---          ---   ---------  ---------
                                       ---          ---   ---------  ---------

    The sections that follow analyze each segment's results.

ANNUITY

                            THIRD QUARTER ENDED    NINE MONTHS ENDED
                               SEPTEMBER 30,         SEPTEMBER 30,
                            --------------------  --------------------
                              1998       1997       1998       1997
                            ---------  ---------  ---------  ---------
Revenues..................  $     410  $     336  $   1,208  $     924
Expenses..................        343        280      1,011        776
                            ---------  ---------  ---------  ---------
  Net Income..............  $      67  $      56  $     197  $     148
                            ---------  ---------  ---------  ---------
                            ---------  ---------  ---------  ---------

    Revenues for the third quarter and nine months ended September 30, 1998 increased $74, or 22%, and $284, or 31%, respectively, compared to the equivalent prior year periods. This increase was driven by Individual Annuity revenues which increased $72, or 31%, and $255, or 41%, for the third quarter and nine months ended September 30, 1998, respectively, as compared to the same periods in 1997 primarily due to higher fee income earned on growth in individual variable annuity account values. Despite the fact that the equity market did not experience significant appreciation during the third quarter of 1998, the segment's assets under management have increased from prior year levels. Average individual variable annuity account values grew $11.0 billion, or 29%, to $49.7 billion as of September 30, 1998 from $38.7 billion as of September 30,

                                                                             F-9
--------------------------------------------------------------------------------

1997. This growth was the result of strong individual variable annuity sales of $2.4 billion and $7.6 billion for the third quarter and nine months ended September 30, 1998, respectively, compared to sales of $2.5 billion and $7.2 billion for the third quarter and nine months ended September 30, 1997, respectively. In addition, Group Annuity revenues increased $2, or 2%, and $29, or 10%, for the third quarter and nine months ended September 30, 1998, respectively, over the equivalent prior periods, primarily due to higher fee income and net investment income resulting from growth in assets under management. Group Annuity average total account values grew $1.3 billion, or 13%, to $11.1 billion as of September 30, 1998 from $9.8 billion as of September 30, 1997, due to new deposits.

    Expenses increased $63, or 23%, and $235, or 30%, for the third quarter and nine months ended September 30, 1998, respectively, as compared to the same prior year periods. Benefits, claims and claim adjustment expenses increased $6 and $68 for the third quarter and nine months ended September 30, 1998, respectively, compared to the same periods in 1997 primarily due to increased interest credited on Individual Annuity general account values. Average Individual Annuity general account values increased $975, or 31%, to $4.1 billion at September 30, 1998 from $3.1 billion at September 30, 1997. Amortization of deferred policy acquisition costs increased $26 and $64 for the third quarter and nine months ended September 30, 1998, respectively, compared to the same periods in 1997 as prior and current year sales remained strong. In addition, for the third quarter and nine months ended September 30, 1998, other business expenses increased $23 and $75, respectively, compared to prior year periods, as a result of the continued growth in this segment.

    Annuity net income increased $11, or 20%, and $49, or 33%, for the third quarter and nine months ended September 30, 1998, respectively, as compared to the same prior year periods as a result of revenue growth and continued operating efficiencies.

INDIVIDUAL LIFE INSURANCE

                              THIRD QUARTER ENDED    NINE MONTHS ENDED
                                 SEPTEMBER 30,         SEPTEMBER 30,
                              --------------------  --------------------
                                1998       1997       1998       1997
                              ---------  ---------  ---------  ---------
Revenues....................  $     137  $     122  $     401  $     358
Expenses                            121        107        357        320
                              ---------  ---------  ---------  ---------
  Net Income................  $      16  $      15  $      44  $      38
                              ---------  ---------  ---------  ---------
                              ---------  ---------  ---------  ---------

    Revenues for the third quarter and nine months ended September 30, 1998 increased $15, or 12%, and $43, or 12%, respectively, as compared to the equivalent periods in 1997. This increase was primarily due to higher cost of insurance charges and other fee income earned on the Company's growing block of variable life insurance. Variable life average account values increased $447, or 57%, to $1.2 billion as of September 30, 1998 from $786 as of September 30, 1997 due to strong sales. Variable life product sales constituted $82, or 75%, of total Individual Life Insurance new sales as of September 30, 1998, an increase of $21, or 34%, compared to the same period in 1997.

    Expenses increased $14, or 13%, and $37, or 12%, for the third quarter and nine months ended September 30, 1998, respectively, as compared to the equivalent period in 1997. This increase was primarily the result of higher benefits, claims, and claim adjustment expenses and amortization of deferred acquisition costs associated with the growth in this segment as well as increased mortality experience during 1998.

    Net income increased $1, or 7%, and $6, or 16%, for the third quarter and nine months ended September 30, 1998, respectively, as compared to the same period in 1997 as a result of strong sales and revenue growth.

EMPLOYEE BENEFITS

                              THIRD QUARTER ENDED    NINE MONTHS ENDED
                                 SEPTEMBER 30,         SEPTEMBER 30,
                              --------------------  --------------------
                                1998       1997       1998       1997
                              ---------  ---------  ---------  ---------
Revenues....................  $     219  $     150  $     697  $     471
Expenses....................        213        142        679        448
                              ---------  ---------  ---------  ---------
  Net Income................  $       6  $       8  $      18  $      23
                              ---------  ---------  ---------  ---------
                              ---------  ---------  ---------  ---------

    Revenues increased $69, or 46%, and $226, or 48%, for the third quarter and nine months ended September 30, 1998, respectively, as compared to the same periods in 1997, as a result of an increase in fee income related to new sales of variable COLI, and renewal premium on leveraged COLI. Expenses increased $71, or 50%, and $231, or 52%, for the third quarter and nine months ended September 30, 1998, respectively, as compared to the same prior year periods, due to higher expenses associated with variable COLI sales and leveraged COLI renewal premium. Net income decreased $2, or 25%, and $5, or 22%, for the third quarter and nine months ended September 30, 1998, respectively, as compared to the same prior periods in 1997.

GUARANTEED INVESTMENT CONTRACTS

                                  THIRD QUARTER ENDED      NINE MONTHS ENDED
                                     SEPTEMBER 30,           SEPTEMBER 30,
                                ------------------------  --------------------
                                   1998         1997        1998       1997
                                   -----        -----     ---------  ---------
Revenues......................   $      35    $      62   $     125  $     196
Expenses......................          35           62         125        196
                                       ---          ---   ---------  ---------
  Net Loss....................   $      --    $      --   $      --  $      --
                                       ---          ---   ---------  ---------
                                       ---          ---   ---------  ---------

F-10
--------------------------------------------------------------------------------

    This segment reported no net income for the third quarter and nine months ended September 30, 1998 and 1997 consistent with management's expectations that net income from Closed Book GRC in the years subsequent to 1996 will be immaterial based on the Company's current projections for the performance of the assets and liabilities associated with Closed Book GRC. However, no assurance can be given that, under certain unanticipated economic circumstances which result in the Company's assumptions being proven inaccurate, further losses in respect of Closed Book GRC will not occur in the future.

REGULATORY INITIATIVES AND CONTINGENCIES
NAIC PROPOSALS

The National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles ("SAP") in March, 1998. The proposed effective date for the statutory accounting guidance is January 1, 2001. It is expected that the Company's domiciliary state will adopt SAP and the Company will make the necessary changes required for implementation. These changes are not anticipated to have a material impact on the statutory financial statements of the Company.

YEAR 2000
    IN GENERAL

The Year 2000 issue relates to the ability or inability of computer hardware, software and other information technology (IT) systems, as well as non-IT systems, such as equipment and machinery with imbedded chips and microprocessors, to properly process information and data containing or related to dates beginning with the year 2000 and beyond. The Year 2000 issue exists because, historically, many IT and non-IT systems that are in use today were developed years ago when a year was identified using a two-digit date field rather than a four-digit date field. As information and data containing or related to the century date are introduced to date sensitive systems, these systems may recognize the year 2000 as "1900", or not at all, which may result in systems processing information incorrectly. This, in turn, may significantly and adversely affect the integrity and reliability of information databases of IT systems, may cause the malfunctioning of certain non-IT systems, and may result in a wide variety of adverse consequences to a company. In addition, Year 2000 problems that occur with third parties with which a company does business, such as suppliers, computer vendors, distributors and others, may also adversely affect any given company.

    The integrity and reliability of the Company's IT systems, as well as the reliability of its non-IT systems, are integral aspects of the Company's business. The Company has thousands of individual and business customers that have insurance policies, annuities, mutual funds and other financial products of the Company. Nearly all of these policies and products contain date sensitive data, such as policy expiration dates, birth dates, premium payment dates, and the like. In addition, various IT systems support communications and other systems that integrate the Company's various business segments and field offices. The Company also has business relationships with numerous third parties that affect virtually all aspects of the Company's business, including, without limitation, suppliers, computer hardware and software vendors, insurance agents and brokers, securities broker-dealers and other distributors of financial products, many of which provide date sensitive data to the Company, and whose operations are important to the Company's business.

    INTERNAL YEAR 2000 EFFORTS AND TIMETABLE

Beginning in 1990, the Company began working on making its IT systems Year 2000 ready, either through installing new programs or replacing systems. Since January 1998, the Company's Year 2000 efforts have focused on the remaining Year 2000 issues related to IT and non-IT systems in all of the Company's business segments. These Year 2000 efforts include the following five main initiatives:
(1) identifying and assessing Year 2000 issues; (2) taking actions to remediate IT and non-IT systems so that they are Year 2000 ready; (3) testing and certifying IT and non-IT systems as Year 2000 ready; (4) deploying such remediated and tested systems back into their respective production environments; and (5) conducting internal and external integrated testing of such systems. The Company currently anticipates that initiatives (1) through (4) of its internal Year 2000 efforts will be substantially complete by the end of 1998, and that initiative (5) testing will begin in early 1999 and continue through the end of 1999.

    THIRD PARTY YEAR 2000 EFFORTS AND TIMETABLE

The Company's Year 2000 efforts include assessing the potential impact on the Company of third Year 2000 readiness. The Company's third party Year 2000 efforts include the following three main initiatives: (1) identifying third parties which have significant business relationships with the Company and inquiring of such third parties regarding their Year 2000 readiness; (2) evaluating such third parties' responses to the Company's inquiries; and (3) based on the evaluation of third party responses and the significance of the business relationship, conducting additional activities with third parties as determined to be necessary in each case, which activities may include integrated IT systems testing. The Company has completed the first third party initiative and is in the process of evaluating third party responses received. The Company currently anticipates that it will substantially complete the response evaluation in early 1999 and that it will conduct the additional activities described in initiative (3) beginning in early 1999 and continue through the end of 1999 as necessary. However, notwithstanding these third party Year 2000 efforts, the Company does not have control over these third parties and, as a result, the Company cannot currently determine to what extent future operating results may be adversely

                                                                            F-11
--------------------------------------------------------------------------------

affected by the failure of these third parties to adequately address their Year 2000 issues.

    YEAR 2000 COSTS

The costs of the Company's Year 2000 program that have been incurred through the year ended December 31, 1997 have not been material to the Company's financial condition or results of operations. Management estimates that after-tax costs related to the Year 2000 program to be incurred in 1998 and 1999 will be $4 in total, of which approximately $2 has been incurred as of September 30, 1998. These costs are being expensed as incurred and have not had, and are not currently expected to have, a material impact on Hartford Life's financial condition or results of operations.

    RISKS AND CONTINGENCY PLANS

If significant Year 2000 problems arise, including problems arising with third parties, failures of IT and non-IT systems could occur, which in turn could result in substantial interruptions in the Company's business. Given the uncertain nature of Year 2000 problems that may arise, especially those related to the readiness of third parties discussed above, the Company cannot determine at this time whether the consequences of Year 2000 related problems that could arise will have a material impact on the Company's financial condition or results of operations.

    The Company is in the process of developing certain contingency plans so that if, despite its Year 2000 efforts, Year 2000 problems ultimately arise, the impact of such problems may be minimized. These contingency plans are being developed based on, among other things, known or reasonably anticipated circumstances and potential vulnerabilities. The contingency planning also includes assessing the dependency of the Company's business on third parties and their Year 2000 readiness. The Company currently anticipates that internal and external contingency plans will be substantially complete by the end of the second quarter of 1999. However, in many contexts, Year 2000 issues are dynamic, and ongoing assessments of business functions, vulnerabilities and risks must be made. As such, new contingency plans may be needed in the future and/or then existing plans may need to be modified as circumstances warrant.

ACCOUNTING STANDARDS

For a discussion of accounting standards, see Note 1 of Notes to Condensed Consolidated Financial Statements.

                                 OTHER MATTERS

SUBSEQUENT EVENT

On November 10, 1998, Hartford Life, Inc. (Hartford Life), an indirect parent of the Company, recaptured an in-force block of COLI business from MBL Life Assurance Co. of New Jersey (MBL Life), as well as purchased the outstanding interest in International Corporate Marketing Group (ICMG), which was previously 40% owned by MBL Life. The transaction was consummated through the assignment of a reinsurance arrangement between Hartford Life and MBL Life to a Hartford Life subsidiary. Hartford Life originally assumed the life insurance block in 1992 from Mutual Benefit Life Insurance Company (Mutual Benefit Life), which was placed in court-supervised rehabilitation in 1991, and reinsured a portion of those polices back to MBL Life. MBL Life, previously a Mutual Benefit Life subsidiary, operates under the Rehabilitation Plan for Mutual Benefit Life.

F-12
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors of ITT Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of ITT Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1997 and 1996, and the related statutory statements of income, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 1 of notes to statutory financial statements. When statutory financial statements are presented for purposes other than for filing with a regulatory agency, generally accepted auditing standards require that an auditors' report on them state whether they are presented in conformity with generally accepted accounting principles. The accounting practices used by the Company vary from generally accepted accounting principles as explained and quantified in Note 1.

In our opinion, because the differences in accounting practices as described in
Note 1 are material, the statutory financial statements referred to above do not present fairly, in accordance with generally accepted accounting principles, the financial position of the Company as of December 31, 1997 and 1996, and the results of its operations and its cash flows for each of three years in the period ended December 31, 1997.

However, in our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1997 and 1996, and the results of operations and its cash flows for each of the three years in the period ended December 31, 1997 in conformity with statutory accounting practices as described in Note 1.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 27, 1998

                                                                            F-13
--------------------------------------------------------------------------------

                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                         STATUTORY STATEMENTS OF INCOME

                                                     FOR THE YEARS ENDED DECEMBER 31,
                                                    ----------------------------------
                                                       1997        1996        1995
                                                    ----------  ----------  ----------
                                                                  ($000)
Revenues
  Premiums and annuity considerations.............  $  296,645  $  250,244  $  165,792
  Annuity and other fund deposits.................   1,981,246   1,897,347   1,087,661
  Net investment income...........................     102,285      98,441      78,787
  Commissions and expense allowances on
   reinsurance ceded..............................     396,921     370,637     183,380
  Reserve adjustment on reinsurance ceded.........   3,672,076   3,864,395   1,879,785
  Other revenues..................................     288,632     161,906     140,796
                                                    ----------  ----------  ----------
    Total Revenues................................   6,737,805   6,642,970   3,536,201
                                                    ----------  ----------  ----------
Benefits and Expenses
  Death and annuity benefits......................      66,013      60,111      53,029
  Surrenders and other benefit payments...........     461,733     276,720     221,392
  Commissions and other expenses..................     564,240     491,720     236,202
  Increase in aggregate reserves for future
   benefits.......................................      33,213      27,351      94,253
  Increase in liability for premium and other
   deposit funds..................................     640,006     207,156     460,124
  Net transfers to Separate Accounts..............   4,914,980   5,492,964   2,414,669
                                                    ----------  ----------  ----------
    Total Benefits and Expenses...................   6,680,185   6,556,022   3,479,669
                                                    ----------  ----------  ----------
Net Gain from Operations Before Federal Income
 Taxes............................................      57,620      86,948      56,532
  Federal income tax (benefit) expense............     (14,878)     19,360      14,048
                                                    ----------  ----------  ----------
Net Gain from Operations..........................      72,498      67,588      42,484
  Net realized capital gains, after tax...........       1,544         407         374
                                                    ----------  ----------  ----------
Net Income........................................  $   74,042  $   67,995  $   42,858
                                                    ----------  ----------  ----------
                                                    ----------  ----------  ----------

    The accompanying notes are an integral part of these statutory financial statements.

F-14
--------------------------------------------------------------------------------

                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATUTORY BALANCE SHEETS

                                                       AS OF DECEMBER 31,
                                                    ------------------------
                                                       1997         1996
                                                    -----------  -----------
                                                             ($000)
Assets
  Bonds...........................................  $ 1,501,311  $ 1,268,480
  Common stocks...................................       64,408       44,996
  Mortgage loans..................................       85,103            0
  Policy loans....................................       36,533       28,853
  Cash and short-term investments.................      309,432      176,830
  Other invested assets...........................       20,942        2,858
                                                    -----------  -----------
    Total cash and invested assets................    2,017,729    1,522,017
                                                    -----------  -----------
  Investment income due and accrued...............       15,878       14,555
  Premium balances receivable.....................          389          373
  Receivables from affiliates.....................        1,269          257
  Other assets....................................       22,788       19,099
  Separate Account assets.........................   23,208,728   14,619,324
                                                    -----------  -----------
    Total Assets..................................  $25,266,781  $16,175,625
                                                    -----------  -----------
                                                    -----------  -----------
Liabilities
  Aggregate reserves for future benefits..........  $   605,183  $   571,970
  Policy and contract claims......................        5,672        6,806
  Liability for premium and other deposit funds...    1,795,149    1,155,143
  Asset valuation reserve.........................       13,670        7,442
  Payable to affiliates...........................       20,972       10,022
  Other liabilities...............................     (754,393)    (498,195)
  Separate Account liabilities....................   23,208,728   14,619,324
                                                    -----------  -----------
    Total liabilities.............................   24,894,981   15,872,512
                                                    -----------  -----------
Capital and Surplus
  Common stock....................................        2,500        2,500
  Gross paid-in and contributed surplus...........      226,043      226,043
  Unassigned funds................................      143,257       74,570
                                                    -----------  -----------
    Total capital and surplus.....................      371,800      303,113
                                                    -----------  -----------
  Total liabilities, capital and surplus..........  $25,266,781  $16,175,625
                                                    -----------  -----------
                                                    -----------  -----------

    The accompanying notes are an integral part of these statutory financial statements.

                                                                            F-15
--------------------------------------------------------------------------------

                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
             STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

                                                    FOR THE YEARS ENDED DECEMBER 31,
                                                    ---------------------------------
                                                      1997        1996        1995
                                                    ---------   ---------   ---------
                                                                 ($000)

Capital and surplus -- beginning of year            $ 303,113   $ 238,334   $  91,285
                                                    ---------   ---------   ---------
  Net income......................................     74,042      67,995      42,858
  Change in net unrealized capital gains (losses)
   on common stocks and other invested assets.....      2,186      (5,171)      1,709
  Change in asset valuation reserve...............     (6,228)        568      (5,588)
  Change in non-admitted assets...................     (1,313)      1,387      (1,944)
  Aggregate write-ins for surplus (See Note 3)....          0           0       8,080
  Dividends to shareholder........................          0           0     (10,000)
  Paid-in surplus.................................          0           0     111,934
                                                    ---------   ---------   ---------
  Change in capital and surplus...................     68,687      64,779     147,049
                                                    ---------   ---------   ---------
  Capital and surplus -- end of year..............  $ 371,800   $ 303,113   $ 238,334
                                                    ---------   ---------   ---------
                                                    ---------   ---------   ---------

    The accompanying notes are an integral part of these statutory financial statements.

F-16
--------------------------------------------------------------------------------

                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                       STATUTORY STATEMENTS OF CASH FLOWS

                                                       FOR THE YEARS ENDED DECEMBER 31,
                                                    ---------------------------------------
                                                       1997          1996          1995
                                                    -----------   -----------   -----------
                                                                    ($000)
Operations
  Premiums, annuity considerations and fund
   deposits.......................................  $ 2,277,874   $ 2,147,627   $ 1,253,511
  Investment income...............................      101,991       106,178        78,328
  Other income....................................    4,381,718     4,396,892     2,253,466
                                                    -----------   -----------   -----------
    Total income..................................    6,761,583     6,650,697     3,585,305
                                                    -----------   -----------   -----------
  Benefits Paid...................................      529,733       338,998       277,965
  Federal income taxes (received) paid on
   operations.....................................      (14,499)       28,857       208,423
  Other expenses..................................    5,754,725     6,254,139     2,664,385
                                                    -----------   -----------   -----------
  Total benefits and expenses.....................    6,269,959     6,621,994     3,150,773
                                                    -----------   -----------   -----------
  Net cash from operations........................      491,624        28,703       434,532
                                                    -----------   -----------   -----------
Proceeds from Investments
  Bonds...........................................      614,413       871,019       287,941
  Common stocks...................................       11,481        72,100            52
  Other...........................................          152            10            28
                                                    -----------   -----------   -----------
    Net investment proceeds.......................      626,046       943,129       288,021
                                                    -----------   -----------   -----------
Taxes Paid on Capital Gains.......................            0           936           226
Paid-In Surplus...................................            0             0       111,934
  Other Cash Provided.............................            0        41,998        28,199
                                                    -----------   -----------   -----------
    Total Proceeds................................    1,117,670     1,012,894       862,460
                                                    -----------   -----------   -----------
Cost of Investments Acquired
  Bonds...........................................      848,267       914,523       720,521
  Common stocks...................................       28,302        82,495        35,794
  Mortgage loans..................................       85,103             0             0
  Miscellaneous applications......................       18,548           130         2,146
                                                    -----------   -----------   -----------
    Total Investments Acquired....................      980,220       997,148       758,461
                                                    -----------   -----------   -----------
Other Cash Applied
  Dividends paid to stockholders..................            0             0        10,000
  Other...........................................        4,848        12,220         5,007
                                                    -----------   -----------   -----------
    Total other cash applied......................        4,848        12,220        15,007
                                                    -----------   -----------   -----------
      Total applications..........................      985,068     1,009,368       773,468
                                                    -----------   -----------   -----------
Net Change in Cash and Short-Term Investments.....      132,602         3,526        88,992
  Cash and Short-Term Investments, Beginning of
   Year...........................................      176,830       173,304        84,312
                                                    -----------   -----------   -----------
  Cash and Short-Term Investments, End of Year....  $   309,432   $   176,830   $   173,304
                                                    -----------   -----------   -----------
                                                    -----------   -----------   -----------

    The accompanying notes are an integral part of these statutory financial statements.

                                                                            F-17
--------------------------------------------------------------------------------

                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               DECEMBER 31, 1997
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

ORGANIZATION

ITT Hartford Life and Annuity Insurance Company ("ILA" or "the Company"), formerly known as ITT Life Insurance Corporation, is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"), which is majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"), formerly a wholly owned subsidiary of ITT Corporation ("ITT"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing 18.6% of the equity ownership of HLI. On December 19, 1995, ITT Corporation distributed all the outstanding shares of The Hartford to ITT shareholders of record in an action known herein as the "Distribution". As a result of the Distribution, The Hartford became an independent, publicly traded company. During 1996, ILA re-domesticated from the State of Wisconsin to the State of Connecticut.

    ILA offers a complete line of ordinary and universal life insurance, individual annuities and certain supplemental accident and health benefit coverages.

BASIS OF PRESENTATION

The accompanying ILA statutory financial statements were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance.

    The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. The most significant estimates are for determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

    Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

    (1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, premium taxes, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life of the policy;

 (2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally, are only recorded for policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders and the retrospective deposit method is used in accounting for universal life and other types of contracts where the payment pattern is irregular or surrender charges are a significant source of profit. The prospective deposit method is used for GAAP purposes where investment margins are the primary source of profit;

 (3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used for GAAP financial reporting;

 (4) providing for income taxes based on current taxable income (tax return) only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes;

 (5) excluding certain GAAP assets designated as non-admitted assets (e.g., past due agents' balances and furniture and equipment) from the balance sheet for statutory purposes by directly charging surplus;

 (6) establishing accruals for post-retirement and post-employment health care benefits on an option basis, using a twenty year phase-in approach, whereas GAAP liabilities are recorded upon adoption of the applicable standard;

F-18
--------------------------------------------------------------------------------

 (7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve); as well as the deferral and amortization of realized gains and losses, motivated by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve); whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

 (8) the reporting of reserves and benefits net of reinsurance ceded, where risk transfer has taken place; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

 (9) the reporting of fixed maturities at amortized cost, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a component of Stockholder's Equity designated as "Net unrealized capital gains (losses) on securities net of tax". For statutory reporting purposes, Change in Net Unrealized Capital Gains (Losses) on Common Stocks and Other Invested Assets includes the change in unrealized gains (losses) on common stock reported at fair value; and

(10) separate account liabilities are valued on the Commissioner's Annuity Reserve Valuation Method ("CARVM"), with the surplus generated recorded as a liability to the general account (and a contra liability on the balance sheet of the general account), whereas GAAP liabilities are valued at account value.

    As of and for the years ended December 31, 1997, 1996 and 1995, the significant differences between statutory and GAAP basis net income and capital and surplus for the Company are summarized as follows:

                                    1997          1996         1995
                                ------------   ----------   ----------
GAAP Net Income...............  $     58,050   $   41,202   $   38,821
Amortization and
 deferral of policy
 acquisition costs............      (345,658)    (341,572)    (174,341)
Change in unearned revenue
 reserve......................         4,641       55,504       32,300
Deferred taxes................        47,113        2,090        2,801
Separate accounts.............       282,818      306,978      146,635
Other, net....................        27,078        3,793       (3,358)
                                ------------   ----------   ----------
Statutory Net Income..........  $     74,042   $   67,995   $   42,858
                                ------------   ----------   ----------
                                ------------   ----------   ----------

                                    1997          1996         1995
                                ------------   ----------   ----------
GAAP Capital and
 Surplus......................  $    570,469   $  503,887   $  455,541
Deferred policy acquisition
 costs........................    (1,283,771)    (938,114)    (596,542)
Unearned revenue reserve......       134,789      130,148       74,644
Deferred taxes................        64,522       12,823        1,493
Separate accounts.............       923,040      640,101      333,123
Asset valuation reserve.......       (13,670)      (7,442)      (8,010)
Unrealized gains (losses) on
 bonds........................        13,943        5,112       (1,696)
Adjustment relating to Lyndon
 contribution (see Note 3)....       (41,277)     (41,277)     (41,277)
Other, net....................         3,755       (2,125)      21,058
                                ------------   ----------   ----------
Statutory Capital and
 Surplus......................  $    371,800   $  303,113   $  238,334
                                ------------   ----------   ----------
                                ------------   ----------   ----------

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from 2.5% to 8.75% and using CARVM. Accident and health reserves are established using a two year preliminary term method and morbidity tables based on Company experience.

    ILA has established separate accounts to segregate the assets and liabilities of certain annuity contracts that must be segregated from the Company's general assets under the terms of the contracts. The assets consist primarily of marketable securities reported at market value. Premiums, benefits and expenses of these contracts are reported in the Statutory Statements of Income.

INVESTMENTS

Investments in bonds are carried at amortized cost. Bonds which are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a permanent reduction in the value of publicly traded securities occurs, the decrease is reported as a realized loss and the carrying value is adjusted accordingly. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Other invested assets are generally recorded at fair value.

    The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The reserve increased by $6,228 in 1997, decreased by $568 in 1996 and increased by $5,588 in 1995. Additionally, the Interest Maintenance Reserve

                                                                            F-19
--------------------------------------------------------------------------------

("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the remaining life of the mortgage loan or bond sold. Realized capital gains and losses, net of taxes not included in IMR are reported in the Statutory Statements of Income. Realized investment gains and losses are determined on a specific identification basis. The amount of net capital losses reclassified from the IMR was $719 in 1997 and the amount of net capital gains reclassified was $1,413 and $39 in 1996 and 1995, respectively. The amount of income amortized was $85, $392 and $256 in 1997, 1996 and 1995, respectively.

OTHER LIABILITIES
The amount reflected in other liabilities includes a receivable from the separate accounts of $923 million and $640 million as of December 31, 1997 and 1996, respectively. The balances are classified in accordance with NAIC accounting practices.
MORTGAGE LOANS
Mortgage loans, carried at cost, which approximates fair value, include investments in assets backed by mortgage loan pools.

 2. INVESTMENTS:

(A) COMPONENTS OF NET INVESTMENT INCOME

                                  1997     1996      1995
                                --------  -------  --------
Interest income from bonds and
 short-term investments.......  $100,475  $89,940  $ 76,100
Interest income from policy
 loans........................     1,958    1,846     1,504
Interest and dividends from
 other investments............     1,005    7,864     2,288
                                --------  -------  --------
Gross investment income.......   103,438   99,650    79,892
Less: investment expenses.....     1,153    1,209     1,105
                                --------  -------  --------
Net investment income.........  $102,285  $98,441  $ 78,787
                                --------  -------  --------
                                --------  -------  --------

(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                        1997     1996      1995
                                      --------  -------  --------
Gross unrealized capital gains at
 end of year........................  $    537  $   713  $  1,724
Gross unrealized capital losses at
 end of year........................    (1,820)  (4,160)        0
                                      --------  -------  --------
Net unrealized capital (losses)
 gains..............................    (1,283)  (3,447)    1,724
Balance at beginning of year........    (3,447)   1,724        15
                                      --------  -------  --------
Change in net unrealized capital
 gains (losses) on common stocks....  $  2,164  $(5,171) $  1,709
                                      --------  -------  --------
                                      --------  -------  --------

(C) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                       1997      1996       1995
                                      -------  --------   --------
Gross unrealized capital gains at
 end of year........................  $23,357  $ 11,821   $ 22,251
Gross unrealized capital losses at
 end of year........................   (1,906)   (3,842)    (1,374)
                                      -------  --------   --------
Net unrealized capital gains........   21,451     7,979     20,877
Balance at beginning of year........    7,979    20,877     33,732
                                      -------  --------   --------
Change in net unrealized capital
 gains (losses) on bonds and
 short-term investments.............  $13,472  $(12,898)  $ 54,609
                                      -------  --------   --------
                                      -------  --------   --------

(D) COMPONENTS OF NET REALIZED CAPITAL GAINS

                                            1997      1996     1995
                                           -------   -------  ------
Bonds and short-term investments.........  $  (120)  $ 2,756  $   56
Common stocks............................        0         0      52
Real estate and other....................      114         0       0
                                           -------   -------  ------
Realized capital (losses) gains..........       (6)    2,756     208
Capital gains (benefit) tax..............     (831)      936    (205)
                                           -------   -------  ------
Net realized capital gains, after tax....      825     1,820     413
Less: IMR capital (losses) gains.........     (719)    1,413      39
                                           -------   -------  ------
Net realized capital gains...............  $ 1,544   $   407  $  374
                                           -------   -------  ------
                                           -------   -------  ------

(E) OFF-BALANCE SHEET INVESTMENTS

The Company had no significant financial instruments with off-balance sheet risk as of December 31, 1997 and 1996.

(F) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk.

F-20
--------------------------------------------------------------------------------

(G) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                               GROSS        GROSS
                                                AMORTIZED    UNREALIZED   UNREALIZED      FAIR
1997                                              COST         GAINS        LOSSES        VALUE
---------------------------------------------  -----------   ----------   ----------   -----------
U.S. government and government agencies and
 authorities:
  Guaranteed and sponsored...................  $    11,114     $    55      $   (51)   $    11,118
  Guaranteed and sponsored -- asset-backed...       55,506       1,056         (269)        56,293
States, municipalities and political
 subdivisions................................       26,404         329            0         26,733
International governments....................        7,609         500            0          8,109
Public utilities.............................       73,024         754         (132)        73,646
All other corporate..........................      517,715      14,110         (704)       531,121
All other corporate -- asset-backed..........      630,069       5,005         (739)       634,335
Short-term investments.......................      277,330          33           (8)       277,355
Certificates of deposit......................       93,770       1,515           (3)        95,282
Parents, subsidiaries and affiliates.........       86,100           0            0         86,100
                                               -----------   ----------   ----------   -----------
Total bonds and short-term investments.......  $ 1,778,641     $23,357      $(1,906)   $ 1,800,092
                                               -----------   ----------   ----------   -----------
                                               -----------   ----------   ----------   -----------

                                                               GROSS        GROSS
                                                             UNREALIZED   UNREALIZED      FAIR
1997                                              COST         GAINS        LOSSES        VALUE
---------------------------------------------  -----------   ----------   ----------   -----------
Common stock -- unaffiliated.................  $    30,307     $   537      $     0    $    30,844
Common stock -- affiliated...................       35,384           0       (1,820)        33,564
                                               -----------   ----------   ----------   -----------
Total common stocks..........................  $    65,691     $   537      $(1,820)   $    64,408
                                               -----------   ----------   ----------   -----------
                                               -----------   ----------   ----------   -----------

                                                               GROSS        GROSS
                                                AMORTIZED    UNREALIZED   UNREALIZED      FAIR
1997                                              COST         GAINS        LOSSES        VALUE
---------------------------------------------  -----------   ----------   ----------   -----------
U.S. government and government agencies and
 authorities:
  Guaranteed and sponsored...................  $    58,761     $     6      $  (195)   $    58,572
  Guaranteed and sponsored -- asset-backed...       78,237       1,477         (609)        79,105
States, municipalities and political
 subdivisions................................       25,958         163           (2)        26,119
International governments....................        7,447         205            0          7,652
Public utilities.............................       70,116         396         (424)        70,088
All other corporate..........................      410,530       6,357       (1,355)       415,532
All other corporate -- asset-backed..........      485,953       2,654       (1,081)       487,526
Short-term investments.......................      148,094           0          (66)       148,028
Certificates of deposit......................       83,378         563         (110)        83,831
Parents, subsidiaries and affiliates.........       48,100           0            0         48,100
                                               -----------   ----------   ----------   -----------
Total bonds and short-term investments.......  $ 1,416,574     $11,821      $(3,842)   $ 1,424,553
                                               -----------   ----------   ----------   -----------
                                               -----------   ----------   ----------   -----------

                                                               GROSS        GROSS
                                                             UNREALIZED   UNREALIZED      FAIR
1997                                              COST         GAINS        LOSSES        VALUE
---------------------------------------------  -----------   ----------   ----------   -----------
Common stock -- unaffiliated.................  $    13,064     $   713      $     0    $    13,777
Common stock -- affiliated...................       35,379           0       (4,160)        31,219
                                               -----------   ----------   ----------   -----------
Total common stocks..........................  $    48,443     $   713      $(4,160)   $    44,996
                                               -----------   ----------   ----------   -----------
                                               -----------   ----------   ----------   -----------

    The amortized cost and estimated fair value of bonds and short-term investments at December 31, 1997 by management's anticipated maturity are shown below. Asset-backed securities are distributed to maturity year based on ILA's estimate of the rate of future prepayments of principal

                                                                            F-21
--------------------------------------------------------------------------------

over the remaining life of the securities. Expected maturities differ from contractual maturities reflecting borrowers' rights to call or prepay their obligations.

                                               AMORTIZED    ESTIMATED
MATURITY                                          COST     FAIR VALUE
---------------------------------------------  ----------  -----------
Due in one year or less......................  $  424,518  $   696,203
Due after one year through five years........     586,980      708,365
Due after five years through ten years.......     451,963      295,896
Due after ten years..........................     315,180       99,628
                                               ----------  -----------
  Total......................................  $1,778,641  $ 1,800,092
                                               ----------  -----------
                                               ----------  -----------

    Proceeds from sales of investments in bonds and short-term investments during 1997, 1996 and 1995 were $367,626, $668,078 and $313,961, respectively, resulting in gross realized gains of $964, $3,675 and $1,419, respectively, and gross realized losses of $1,084, $919 and $1,263, respectively, before transfers to IMR. The Company had realized gains of $52 during 1995 from a capital gain distribution.

(H) FAIR VALUE OF FINANCIAL INSTRUMENTS

    BALANCE SHEET ITEMS (IN MILLIONS):

                                                      1997                 1996
                                               ------------------   ------------------
                                               CARRYING    FAIR     CARRYING    FAIR
                                                AMOUNT     VALUE     AMOUNT     VALUE
                                               --------   -------   --------   -------
ASSETS
  Bonds and short-term investments...........   $1,778    $ 1,800    $1,417    $ 1,425
  Common stocks..............................       64         64        45         45
  Policy loans...............................       37         37        29         29
  Mortgage loans.............................       85         85         0          0
  Other invested assets......................       21         21         3          3
LIABILITIES
  Liabilities on investment contracts........   $1,911    $ 1,835    $1,245    $ 1,191

    The carrying amounts for policy loans approximates fair value. The fair value of liabilities on investment contracts are determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.
 3. RELATED PARTY TRANSACTIONS:

    Transactions between the Company and its affiliates within The Hartford relate principally to tax settlements, reinsurance, service fees, capital contributions and payments of dividends. The Company has also invested in bonds of its subsidiaries, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, ITT Hartford Life, LTD.

    On June 30, 1995, the assets of Lyndon Insurance Company were contributed to ILA. As a result, ILA received approximately $365 million in bonds and short-term investments, common stocks and cash, $28 million in policy reserves, $187 million of current tax liability, $26 million in IMR, $8 million in AVR (offset by an aggregate write-in to surplus), and $4 million of other liabilities. The assets in excess of liabilities of $112 million were recorded as an increase to paid-in surplus.

    For additional information, see Note 5.

 4. FEDERAL INCOME TAXES:

    The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were to file separate Federal, state and local income tax returns.

    As long as The Hartford continues to beneficially own, directly or indirectly, at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the consolidated group of which The Hartford is the common parent. It is the current intention of The Hartford and its subsidiaries to continue to file a single consolidated Federal income tax return. The Company will continue to remit (receive from) The Hartford a current income tax provision (benefit) computed in accordance with such tax sharing agreement. Federal income taxes (received) paid by the Company were $(14,499), $29,792 and $215,921 in 1997, 1996 and 1995, respectively. The effective tax rate was (26)%, 22% and 25% in 1997, 1996 and 1995, respectively. The following schedule provides a reconciliation of the tax provision at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions).

                                               1997    1996    1995
                                               -----   -----   -----
Tax provision at U.S. Federal statutory
 rate........................................  $  20   $  30   $  20
Tax deferred acquisition costs...............     25      27       8
Statutory to tax reserve differences.........      1       0       3
Unrealized gain on separate accounts.........    (44)    (21)    (13)
Investments and other........................    (17)    (17)     (4)
                                               -----   -----   -----
Federal income tax (benefit) expense.........  $ (15)  $  19   $  14
                                               -----   -----   -----
                                               -----   -----   -----

 5. CAPITAL AND SURPLUS AND SHAREHOLDER
   DIVIDEND RESTRICTIONS:

    The maximum amount of dividends which can be paid, without prior approval, by State of Connecticut insurance companies to shareholders is subject to restrictions relating to statutory surplus. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1997 or 1996. ILA paid dividends of $10 million to its parent, HLIC, in 1995. As a result of the Distribution by ITT, the assets of ITT Lyndon Insurance Company (Lyndon) were contributed to ILA in June 1995. Substantially all the business was removed from Lyndon prior to the contribution. The amount of assets which

F-22
--------------------------------------------------------------------------------

exceeded liabilities at the contribution date ($112 million) was included in paid-in surplus.

 6. PENSION PLANS AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

    The Company's employees are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974 and the maximum amount that can be deducted for Federal income tax purposes. Generally, pension costs are funded through the purchase of HLIC's group pension contracts. Pension expense was $265, $358, and $1,034 in 1997, 1996 and 1995, respectively. Liabilities for the plan are held by The Hartford.

    The Company also participates in The Hartford's Investment and Savings Plan, which includes a deferred compensation option under IRC section 401(k) and an ESOP allocation under IRC section 404(k). The liabilities for these plans are included in the financial statements of The Hartford. The cost to ILA was not material in 1997, 1996 and 1995.

    The Company's employees are included in The Hartford's contributory defined health care and life insurance benefit plans. These plans provide health care and life insurance benefits for retired employees. Substantially all employees may become eligible for those benefits if they reach normal or early retirement age while still working for the Company. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Amounts allocated by The Hartford for post-retirement health care and life insurance benefits expense (not including provisions for accrual of post-retirement benefit obligations) are immaterial. The assumed rate of future increases in the per capita cost of health care (the health care trend rate) was 8.5% for 1997, decreasing ratably to 6% in the year 2001. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated post-retirement benefit obligation and the annual expense. The cost to ILA was not material in 1997, 1996 and 1995.

    Post-employment benefits are primarily comprised of obligations to provide medical and life insurance to employees on long-term disability. Post-employment benefit expense was not material in 1997, 1996 and 1995.

 7. REINSURANCE:

    The Company cedes insurance to non-affiliated insurers in order to limit its maximum loss. Such transfer does not relieve ILA of its primary liability. ILA also assumes insurance from other insurers.

    Life insurance net retained premiums were comprised of the following:

                                      1997      1996      1995
                                    --------  --------  --------
Direct premiums...................  $266,427  $226,612  $159,918
Premiums assumed..................    51,630    33,817    13,299
Premiums ceded....................   (21,412)  (10,185)   (7,425)
                                    --------  --------  --------
Premiums and annuity
 considerations...................  $296,645  $250,244  $165,792
                                    --------  --------  --------
                                    --------  --------  --------

    The Company cedes to RGA Reinsurance Company, on a modified coinsurance basis, 80% of the variable annuity business written since 1994.

 8. SEPARATE ACCOUNTS:

    The Company maintains separate account assets and liabilities totaling $23.2 billion and $14.6 billion at December 31, 1997 and 1996, respectively. Separate account assets are reported at fair value and separate account liabilities are determined in accordance with CARVM, which approximates the market value less applicable surrender charges. Separate account assets are segregated from other investments, the policyholder assumes the investment risk, and the investment income and gains and losses accrue directly to the policyholder. Separate account management fees, net of minimum guarantees, were $252 million, $144 million and $72 million in 1997, 1996 and 1995, respectively, and are recorded as a component of other revenues on the Statutory Statements of Income.

 9. COMMITMENTS AND CONTINGENCIES:

    As of December 31, 1997 and 1996, the Company had no material contingent liabilities, nor had the Company committed any surplus funds for any contingent liabilities or arrangements. The Company is involved in various legal actions which have arisen in the normal course of its business. In the opinion of management, the ultimate liability with respect to such lawsuits as well as other contingencies is not considered to be material in relation to the results of operations and financial position of the Company.

    Under insurance guaranty laws in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The amount of any future assessments on ILA under these laws cannot be reasonably estimated. Most of the laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. Additionally, guaranty fund assessments are used to reduce state premium taxes paid by the Company in certain states. ILA paid guaranty fund assessments of $1,544, $1,262 and $1,684 in 1997, 1996 and 1995,
respectively. ILA incurred guaranteed fund expense of $548 in 1997 and 1996 and $0 in 1995.